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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                            811-03833

MainStay Funds Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

 (Address of principal executive offices)                                                                                                                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                                                                                     800-624-6782

Date of fiscal year end:                                           October 31

Date of reporting period:                                           July 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2011 is filed herewith.

MainStay 130/30 Core Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 132.6%†
	Aerospace & Defense 1.6%
	Honeywell International, Inc. (a)	39,564	$2,100,848
	ITT Corp. (a)	32,902	1,754,993
	L-3 Communications Holdings, Inc.	323	25,556
	Northrop Grumman Corp.	2,394	144,861
	Textron, Inc. (a)	35,149	812,996
	United Technologies Corp. (a)	3,203	265,337
			5,104,591
	Air Freight & Logistics 0.7%
	FedEx Corp. (a)	24,232	2,105,276

	Airlines 0.2%
	Southwest Airlines Co. (a)	57,164	569,353

	Auto Components 1.3%
	Autoliv, Inc. (a)	9,011	596,168
	Federal-Mogul Corp. (a)(b)	19,820	379,949
	Lear Corp. (a)	32,722	1,603,378
	TRW Automotive Holdings Corp. (a)(b)	30,678	1,548,319
			4,127,814
	Automobiles 0.8%
	Ford Motor Co. (a)(b)	71,237	869,804
	Harley-Davidson, Inc. (a)	38,143	1,655,025
			2,524,829
	Beverages 1.7%
	Coca-Cola Co. (The) (a)	25,076	1,705,419
	Coca-Cola Enterprises, Inc.	17,936	504,181
	Constellation Brands, Inc. Class A (a)(b)	29,138	594,124
	Dr. Pepper Snapple Group, Inc. (a)	45,747	1,727,407
	PepsiCo., Inc. (a)	14,315	916,732
			5,447,863
	Biotechnology 2.8%
	Amgen, Inc. (a)(b)	41,039	2,244,833
	Biogen Idec, Inc. (a)(b)	22,246	2,266,200
	Cephalon, Inc. (a)(b)	2,210	176,668
	Gilead Sciences, Inc. (a)(b)	58,292	2,469,249
	Myriad Genetics, Inc. (a)(b)	55,438	1,179,166
	United Therapeutics Corp. (a)(b)	13,606	780,712
			9,116,828
	Building Products 0.0%‡
	Armstrong World Industries, Inc.	2,006	79,237
	Masco Corp.	2,933	30,943
			110,180
	Capital Markets 3.1%
	American Capital Ltd. (b)	56,160	543,067
	Ameriprise Financial, Inc. (a)	32	1,731
	Bank of New York Mellon Corp. (The) (a)	89,630	2,250,609
	Charles Schwab Corp. (The) (a)	100,900	1,506,437
	Goldman Sachs Group, Inc. (The) (a)	7,325	988,655
	Northern Trust Corp. (a)	39,889	1,791,216
	Raymond James Financial, Inc. (a)	22,221	705,739
	State Street Corp. (a)	48,502	2,011,378
			9,798,832
	Chemicals 3.3%
	Ashland, Inc. (a)	9,507	582,209
	Cabot Corp. (a)	15,489	605,620
	CF Industries Holdings, Inc. (a)	12,714	1,974,738
	Dow Chemical Co. (The) (a)	10,424	363,485
	E.I. du Pont de Nemours & Co. (a)	8,947	460,055
	Eastman Chemical Co. (a)	17,591	1,699,115
	Ecolab, Inc. (a)	3,394	169,700
	Lubrizol Corp. (The) (a)	1,745	234,877
	Lyondell Chemical Co. (a)	23,947	944,948
	Monsanto Co. (a)	29,733	2,184,781
	PPG Industries, Inc. (a)	1,549	130,426
	Rockwood Holdings, Inc. (b)	6,421	388,278
	Scotts Miracle-Gro Co. (The) Class A (a)	2,387	120,448
	Sherwin-Williams Co. (The) (a)	1,473	113,671
	Solutia, Inc. (b)	285	6,110
	Westlake Chemical Corp.	12,280	635,490
			10,613,951
	Commercial Banks 3.1%
	East West Bancorp, Inc. (a)	20,683	383,876
	Fifth Third Bancorp	3,513	44,439
	First Citizens BancShares, Inc. Class A (a)	2,953	531,894
	Huntington Bancshares, Inc.	1,034	6,251
	KeyCorp (a)	217,440	1,748,218
	PNC Financial Services Group, Inc. (a)	23,784	1,291,233
	Popular, Inc. (b)	7,887	18,929
¤	Wells Fargo & Co. (a)	173,954	4,860,275
	Zions Bancorp.	43,565	954,074
			9,839,189
	Commercial Services & Supplies 0.4%
	Covanta Holding Corp. (a)	21,828	377,188
	Iron Mountain, Inc.	4,973	157,296
	KAR Auction Services, Inc. (b)	4,643	82,553
	Pitney Bowes, Inc.	12,273	264,483
	R.R. Donnelley & Sons Co. (a)	28,763	541,032
			1,422,552
	Communications Equipment 2.8%
	Brocade Communications Systems, Inc. (a)(b)	22,022	120,681
	Cisco Systems, Inc. (a)	200,085	3,195,357
	EchoStar Corp. Class A (a)(b)	38,928	1,302,531
	Harris Corp. (a)	7,239	288,619
	Motorola Mobility Holdings, Inc. (a)(b)	48,705	1,090,018
	Motorola Solutions, Inc. (a)(b)	30,611	1,374,128
	QUALCOMM, Inc. (a)	10,058	550,977
	Tellabs, Inc. (a)	293,680	1,215,835
			9,138,146
	Computers & Peripherals 5.5%
¤	Apple, Inc. (a)(b)	26,431	10,320,777
	Dell, Inc. (a)(b)	138,123	2,243,117
	Hewlett-Packard Co. (a)	74,124	2,606,200
	NetApp, Inc. (b)	6,638	315,438
	SanDisk Corp. (a)(b)	26,909	1,144,440
	Seagate Technology PLC	1,512	21,002
	Western Digital Corp. (a)(b)	27,608	951,371
			17,602,345
	Construction & Engineering 1.2%
	Fluor Corp. (a)	28,526	1,812,257
	KBR, Inc. (a)	47,472	1,692,377
	URS Corp. (b)	5,000	204,150
			3,708,784
	Consumer Finance 1.3%
	American Express Co. (a)	57,257	2,865,140
	Capital One Financial Corp. (a)	7,656	365,957
	Discover Financial Services (a)	41,527	1,063,507
			4,294,604
	Containers & Packaging 0.1%
	Crown Holdings, Inc. (a)(b)	959	36,835
	Sealed Air Corp.	16,324	351,456
			388,291
	Diversified Consumer Services 2.3%
	Apollo Group, Inc. Class A (a)(b)	39,345	1,999,906
	Career Education Corp. (a)(b)	55,931	1,269,075
	DeVry, Inc. (a)	9,824	610,463
	Education Management Corp. (b)	8,278	184,682
	H&R Block, Inc. (a)	112,395	1,681,429
	ITT Educational Services, Inc. (a)(b)	17,211	1,474,467
	Weight Watchers International, Inc.	1,678	129,525
			7,349,547
	Diversified Financial Services 4.3%
	Bank of America Corp. (a)	387,747	3,765,023
	Citigroup, Inc. (a)	22,483	861,998
	Interactive Brokers Group, Inc. (a)	80,487	1,218,573
¤	JPMorgan Chase & Co. (a)	132,546	5,361,486
	Leucadia National Corp. (a)	37,206	1,252,726
	NASDAQ OMX Group, Inc. (The) (a)(b)	49,177	1,183,691
			13,643,497
	Diversified Telecommunication Services 2.1%
	AT&T, Inc. (a)	94,584	2,767,528
¤	Verizon Communications, Inc. (a)	111,347	3,929,435
			6,696,963
	Electric Utilities 0.2%
	Edison International (a)	15,170	577,522
	N.V. Energy, Inc.	2,366	35,111
	Progress Energy, Inc.	144	6,731
			619,364
	Electrical Equipment 1.2%
	AMETEK, Inc. (a)	7,720	328,100
	Emerson Electric Co. (a)	46,352	2,275,420
	Hubbel, Inc. Class B (a)	5,821	346,175
	Thomas & Betts Corp. (a)(b)	16,813	820,138
			3,769,833
	Electronic Equipment & Instruments 0.9%
	Jabil Circuit, Inc. (a)	85,879	1,572,444
	Vishay Intertechnology, Inc. (a)(b)	87,923	1,210,700
	Vishay Precision Group, Inc. (b)	7,025	119,776
			2,902,920
	Energy Equipment & Services 4.3%
	Diamond Offshore Drilling, Inc. (a)	25,032	1,697,920
	Dresser-Rand Group, Inc. (a)(b)	25,173	1,344,742
	Exterran Holdings, Inc. (a)(b)	21,601	399,186
	Helmerich & Payne, Inc. (a)	22,124	1,527,662
	Nabors Industries, Ltd. (b)	8,639	228,156
	Oceaneering International, Inc. (a)	40,253	1,738,930
	Patterson-UTI Energy, Inc. (a)	57,708	1,877,241
	Rowan Cos., Inc. (b)	599	23,463
	Schlumberger, Ltd. (a)	13,240	1,196,499
	SEACOR Holdings, Inc. (a)	13,459	1,350,745
	Superior Energy Services, Inc. (a)(b)	28,440	1,179,976
	Unit Corp. (a)(b)	22,213	1,333,002
			13,897,522
	Food & Staples Retailing 3.4%
	Costco Wholesale Corp. (a)	30,522	2,388,347
	Kroger Co. (The) (a)	80,967	2,013,649
	Safeway, Inc. (a)	58,650	1,182,971
	SUPERVALU, Inc.	22,890	196,854
	Wal-Mart Stores, Inc. (a)	58,854	3,102,194
	Walgreen Co. (a)	48,858	1,907,416
			10,791,431
	Food Products 2.0%
	ConAgra Foods, Inc.	288	7,376
	Dean Foods Co. (a)(b)	72,991	804,361
	Flowers Foods, Inc. (a)	61,560	1,349,395
	Sara Lee Corp. (a)	64,361	1,229,939
	Smithfield Foods, Inc. (a)(b)	64,817	1,427,270
	Tyson Foods, Inc. Class A (a)	96,467	1,693,960
			6,512,301
	Gas Utilities 0.3%
	Questar Corp. (a)	47,976	884,198
	UGI Corp.	5,697	172,619
			1,056,817
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc. (a)	14,601	849,340
	Becton, Dickinson & Co. (a)	16,753	1,400,718
	Cooper Cos., Inc. (The) (a)	22,537	1,723,855
	Covidien PLC (a)	15,339	779,068
	Hill-Rom Holdings, Inc.	912	34,009
	Kinetic Concepts, Inc. (b)	2,026	135,621
	St. Jude Medical, Inc.	2,692	125,178
	Zimmer Holdings, Inc. (a)(b)	17,158	1,029,823
			6,077,612
	Health Care Providers & Services 4.2%
	AMERIGROUP Corp. (a)(b)	16,398	901,890
	AmerisourceBergen Corp. (a)	46,431	1,778,772
	CIGNA Corp. (a)	8,838	439,867
	Health Management Associates, Inc. Class A (a)(b)	63,269	601,055
	Humana, Inc. (a)	24,703	1,842,350
	Lincare Holdings, Inc. (a)	14,018	358,721
	McKesson Corp. (a)	25,530	2,070,993
	Medco Health Solutions, Inc. (a)(b)	7,695	483,862
	UnitedHealth Group, Inc. (a)	57,734	2,865,338
	WellPoint, Inc. (a)	29,947	2,022,920
			13,365,768
	Hotels, Restaurants & Leisure 2.5%
	Brinker International, Inc. (a)	55,448	1,331,861
	Darden Restaurants, Inc. (a)	25,323	1,286,408
	Marriott International, Inc. Class A (a)	18,553	602,973
	McDonald's Corp. (a)	5,177	447,707
	Panera Bread Co. Class A (a)(b)	4,194	483,610
	Penn National Gaming, Inc. (b)	2,786	116,817
	Wendy's Co. (The) (a)	260,357	1,372,081
	Wynn Resorts, Ltd. (a)	12,951	1,990,310
	Yum! Brands, Inc.	10,054	531,052
			8,162,819
	Household Durables 0.6%
	Garmin, Ltd. (a)	25,200	822,276
	Leggett & Platt, Inc. (a)	43,441	942,670
			1,764,946
	Household Products 0.8%
	Clorox Co. (The)	1,031	73,809
	Procter & Gamble Co. (The) (a)	41,756	2,567,577
			2,641,386
	Independent Power Producers & Energy Traders 0.5%
	AES Corp. (The) (a)(b)	56,991	701,559
	NRG Energy, Inc. (a)(b)	36,570	896,697
			1,598,256
	Industrial Conglomerates 2.0%
	3M Co. (a)	14,542	1,267,190
	General Electric Co. (a)	168,706	3,021,525
	Tyco International, Ltd. (a)	45,073	1,996,283
			6,284,998
	Insurance 4.8%
	ACE, Ltd. (a)	27,190	1,821,186
	Aflac, Inc. (a)	8,152	375,481
	Allied World Assurance Co. Holdings, Ltd. (a)	19,092	1,039,559
	American Financial Group, Inc. (a)	23,766	807,569
	Arch Capital Group, Ltd. (b)	1,348	45,562
	Aspen Insurance Holdings, Ltd. (a)	12,517	324,190
	Assurant, Inc.	1,474	52,504
	Assured Guaranty, Ltd.	50,712	717,575
	Berkshire Hathaway, Inc. Class B (a)(b)	19,328	1,433,558
	Chubb Corp. (The) (a)	15,700	980,936
	Endurance Specialty Holdings, Ltd. (a)	15,381	626,622
	Hartford Financial Services Group, Inc. (The) (a)	75,094	1,758,701
	Principal Financial Group, Inc. (a)	52,806	1,459,030
	Prudential Financial, Inc. (a)	11,964	702,048
	StanCorp Financial Group, Inc.	32	1,064
	Symetra Financial Corp. (a)	6,409	80,497
	Travelers Cos., Inc. (The) (a)	35,659	1,965,881
	Validus Holdings, Ltd. (a)	44,773	1,190,514
			15,382,477
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (b)	2,620	583,002
	Expedia, Inc. (a)	64,366	2,039,759
	Liberty Media Corp. Interactive Class A (a)(b)	97,533	1,600,516
			4,223,277
	Internet Software & Services 2.0%
	AOL, Inc. (a)(b)	69,068	1,186,588
	Google, Inc. Class A (a)(b)	4,867	2,938,159
	IAC/InterActiveCorp (a)(b)	43,919	1,817,808
	VistaPrint N.V. (b)	13,154	351,212
			6,293,767
	IT Services 5.9%
	Accenture PLC Class A (a)	43,414	2,567,504
	Alliance Data Systems Corp. (a)(b)	19,003	1,868,755
	Amdocs, Ltd. (a)(b)	58,229	1,835,960
	Booz Allen Hamilton Holding Corp. (a)(b)	33,010	600,452
	Broadridge Financial Solutions, Inc.	9,513	219,370
	Computer Sciences Corp. (a)	24,070	849,190
	Convergys Corp. (a)(b)	22,397	278,619
	DST Systems, Inc. (a)	26,102	1,336,161
	Global Payments, Inc. (a)	32,063	1,520,107
¤	International Business Machines Corp. (a)	38,328	6,969,947
	Lender Processing Services, Inc. (a)	21,865	411,718
	Total System Services, Inc.	212	3,945
	Western Union Co. (The)	22,127	429,485
			18,891,213
	Leisure Equipment & Products 0.4%
	Polaris Industries, Inc. (a)	10,345	1,226,400

	Life Sciences Tools & Services 1.8%
	Agilent Technologies, Inc. (a)(b)	28,208	1,189,249
	Bio-Rad Laboratories, Inc. Class A (a)(b)	7,255	790,795
	Charles River Laboratories International, Inc. (a)(b)	19,462	769,722
	Covance, Inc. (a)(b)	28,742	1,645,480
	Pharmaceutical Product Development, Inc. (a)	46,060	1,327,910
			5,723,156
	Machinery 3.2%
	AGCO Corp. (a)(b)	33,233	1,575,909
	Caterpillar, Inc. (a)	15,063	1,488,074
	CNH Global N.V. (a)(b)	33,536	1,279,063
	Dover Corp.	574	34,710
	Harsco Corp. (a)	32,580	893,018
	Joy Global, Inc. (a)	7,174	673,782
	Navistar International Corp. (a)(b)	29,641	1,520,880
	PACCAR, Inc. (a)	41,340	1,769,765
	Parker Hannifin Corp.	270	21,335
	Toro Co. (The) (a)	17,232	927,598
			10,184,134
	Marine 0.0%‡
	Kirby Corp. (b)	609	35,517

	Media 5.4%
	CBS Corp. Class B (a)	75,663	2,070,896
	Charter Communications, Inc. Class A (b)	9,512	513,648
	Comcast Corp. Class A (a)	58,983	1,416,772
	DIRECTV Class A (a)(b)	42,955	2,176,959
	DISH Network Corp. Class A (a)(b)	59,619	1,766,511
	Gannett Co., Inc. (a)	49,514	631,799
	Interpublic Group of Cos., Inc. (The) (a)	150,792	1,479,270
	John Wiley & Sons, Inc. Class A	4,489	224,719
	McGraw-Hill Cos., Inc. (The) (a)	44,552	1,853,363
	Time Warner Cable, Inc. (a)	28,990	2,125,257
	Virgin Media, Inc. (a)	62,073	1,642,452
	Walt Disney Co. (The) (a)	6,983	269,683
	Washington Post Co. Class B (a)	3,205	1,289,371
			17,460,700
	Metals & Mining 2.4%
	Alcoa, Inc. (a)	65,034	957,951
	Cliffs Natural Resources, Inc. (a)	21,285	1,911,818
	Freeport-McMoRan Copper & Gold, Inc. (a)	53,991	2,859,363
	Newmont Mining Corp. (a)	12,674	704,801
	Nucor Corp.	10,719	416,862
	Southern Copper Corp.	468	15,987
	Walter Energy, Inc. (a)	6,910	846,959
			7,713,741
	Multi-Utilities 0.4%
	Alliant Energy Corp. (a)	7,719	304,206
	CMS Energy Corp.	409	7,828
	Integrys Energy Group, Inc. (a)	20,288	1,018,661
	TECO Energy, Inc.	4,531	83,959
			1,414,654
	Multiline Retail 1.2%
	Big Lots, Inc. (a)(b)	41,264	1,437,225
	Dillard's, Inc. Class A (a)	16,274	915,575
	Kohl's Corp.	996	54,491
	Nordstrom, Inc.	10,536	528,486
	Target Corp. (a)	15,305	788,055
			3,723,832
	Oil, Gas & Consumable Fuels 12.5%
	Alpha Natural Resources, Inc. (a)(b)	13,753	587,391
	Anadarko Petroleum Corp. (a)	21,615	1,784,534
	Arch Coal, Inc. (a)	34,328	878,797
	Chesapeake Energy Corp. (a)	55,372	1,902,028
¤	Chevron Corp. (a)	63,269	6,581,241
	Cimarex Energy Co. (a)	2,432	214,308
¤	ConocoPhillips (a)	54,655	3,934,614
¤	ExxonMobil Corp. (a)	136,623	10,901,149
	Hess Corp. (a)	19,113	1,310,387
	Hollyfrontier Corp. (a)	29,353	2,212,923
	Marathon Oil Corp. (a)	48,854	1,513,008
	Marathon Petroleum Corp. (a)(b)	25,818	1,130,570
	Murphy Oil Corp. (a)	27,957	1,795,399
	Occidental Petroleum Corp.	4,240	416,283
	Sunoco, Inc. (a)	41,154	1,672,910
	Tesoro Corp. (a)(b)	60,087	1,459,513
	Valero Energy Corp. (a)	75,083	1,886,085
			40,181,140
	Paper & Forest Products 0.4%
	Domtar Corp. (a)	17,802	1,423,270

	Personal Products 0.6%
	Herbalife, Ltd. (a)	32,637	1,818,534

	Pharmaceuticals 3.7%
	Abbott Laboratories (a)	5,636	289,239
	Eli Lilly & Co. (a)	49,788	1,906,880
	Forest Laboratories, Inc. (a)(b)	37,826	1,401,832
	Johnson & Johnson (a)	40,509	2,624,578
	Merck & Co., Inc. (a)	28,235	963,661
¤	Pfizer, Inc. (a)	214,699	4,130,809
	Warner Chilcott PLC Class A (a)	22,818	479,634
			11,796,633
	Professional Services 0.5%
	FTI Consulting, Inc. (a)(b)	10,206	370,376
	Towers Watson & Co. Class A	18,053	1,103,941
			1,474,317
	Real Estate Investment Trusts 1.1%
	Annaly Capital Management, Inc. (a)	109,231	1,832,896
	Duke Realty Corp.	1,860	26,115
	Rayonier, Inc. (a)	26,960	1,737,572
			3,596,583
	Real Estate Management & Development 1.0%
	CB Richard Ellis Group, Inc. Class A (a)(b)	68,529	1,493,932
	Jones Lang LaSalle, Inc. (a)	18,432	1,568,932
			3,062,864
	Road & Rail 1.9%
	CSX Corp. (a)	84,488	2,075,870
	Hertz Global Holdings, Inc. (a)(b)	90,266	1,270,043
	J.B. Hunt Transport Services, Inc. (a)	6,962	314,961
	Norfolk Southern Corp. (a)	10,518	796,213
	Ryder System, Inc. (a)	29,176	1,643,192
	Union Pacific Corp.	982	100,635
			6,200,914
	Semiconductors & Semiconductor Equipment 5.6%
	Applied Materials, Inc. (a)	121,016	1,490,917
	Cypress Semiconductor Corp. (b)	5,916	121,751
	Fairchild Semiconductor International, Inc. (a)(b)	78,466	1,177,775
	Intel Corp. (a)	153,284	3,422,832
	Lam Research Corp. (a)(b)	39,287	1,606,053
	LSI Corp. (a)(b)	207,415	1,526,574
	Marvell Technology Group, Ltd. (a)(b)	123,522	1,830,596
	Maxim Integrated Products, Inc. (a)	66,817	1,534,118
	Micron Technology, Inc. (a)(b)	211,083	1,555,682
	National Semiconductor Corp.	5,964	147,430
	Novellus Systems, Inc. (a)(b)	4,457	138,345
	NVIDIA Corp. (b)	76,485	1,057,788
	ON Semiconductor Corp. (b)	106,194	922,826
	Teradyne, Inc. (a)(b)	98,995	1,335,442
	Varian Semiconductor Equipment Associates, Inc. (b)	1,788	108,603
	Xilinx, Inc.	3,059	98,194
			18,074,926
	Software 4.3%
	Activision Blizzard, Inc. (a)	151,754	1,796,767
	Autodesk, Inc. (a)(b)	6,585	226,524
	CA, Inc.	1,526	34,030
	Cadence Design Systems, Inc. (a)(b)	135,250	1,397,133
¤	Microsoft Corp. (a)	236,690	6,485,306
	Oracle Corp. (a)	58,797	1,798,012
	Symantec Corp. (a)(b)	103,707	1,976,655
	Synopsys, Inc. (a)(b)	7,131	170,930
			13,885,357
	Specialty Retail 4.8%
	Aeropostale, Inc. (a)(b)	21,468	361,736
	American Eagle Outfitters, Inc. (a)	107,664	1,414,705
	AutoZone, Inc. (a)(b)	5,554	1,585,389
	Bed Bath & Beyond, Inc. (b)	11,194	654,737
	Chico's FAS, Inc. (a)	91,084	1,374,458
	Dick's Sporting Goods, Inc. (a)(b)	9,826	363,562
	DSW, Inc. Class A (a)(b)	9,283	491,813
	Foot Locker, Inc. (a)	56,182	1,220,835
	GameStop Corp. Class A (a)(b)	64,870	1,529,635
	Gap, Inc. (The) (a)	78,407	1,512,471
	Guess?, Inc.	6,262	238,707
	Limited Brands, Inc. (a)	17,115	647,974
	Lowe's Cos., Inc. (a)	18,544	400,180
	PetSmart, Inc. (a)	39,551	1,701,484
	Ross Stores, Inc. (a)	3,850	291,715
	TJX Cos., Inc. (a)	1,728	95,558
	Williams-Sonoma, Inc. (a)	43,773	1,620,476
			15,505,435
	Tobacco 1.2%
	Lorillard, Inc.	371	39,407
	Philip Morris International, Inc. (a)	51,681	3,678,137
			3,717,544
	Trading Companies & Distributors 0.6%
	W.W. Grainger, Inc. (a)	12,125	1,798,986

	Wireless Telecommunication Services 2.2%
	Leap Wireless International, Inc. (a)(b)	26,544	357,282
	MetroPCS Communications, Inc. (a)(b)	101,746	1,656,425
	NII Holdings, Inc. (a)(b)	42,780	1,811,733
	Sprint Nextel Corp. (a)(b)	382,058	1,616,105
	Telephone and Data Systems, Inc. (a)	37,238	1,056,070
	United States Cellular Corp. (a)(b)	16,080	710,575
			7,208,190
	Total Common Stocks (Cost $405,533,261)		425,066,969

	Exchange Traded Fund 1.2% (c)
	S&P 500 Index - SPDR Trust Series 1	29,704	3,833,301

	Total Exchange Traded Fund (Cost $3,919,683)		3,833,301

		Principal Amount	Value
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $975,379 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $920,000 and a Market Value of $996,211)	$975,378	975,378

	Total Short-Term Investment (Cost $975,378)		975,378

	Total Investments, Before Investments Sold Short (Cost $410,428,322) (d)	134.1%	429,875,648

		Shares	Value
	Investments Sold Short (33.8%)
	Common Stocks Sold Short (33.8%)
	Aerospace & Defense (0.4%)
	Huntington Ingalls Industries, Inc. (b)	(5,379)	(180,089)
	Spirit Aerosystems Holdings, Inc. Class A (b)	(52,588)	(1,077,528)
			(1,257,617)
	Air Freight & Logistics (0.0%)‡
	UTI Worldwide, Inc.	(1,240)	(20,051)

	Airlines (0.1%)
	AMR Corp. (b)	(102,282)	(433,676)

	Auto Components (0.8%)
	Gentex Corp.	(51,230)	(1,451,858)
	Visteon Corp. (b)	(15,106)	(947,146)
			(2,399,004)
	Automobiles (0.8%)
	Tesla Motors, Inc. (b)	(45,943)	(1,294,214)
	Thor Industries, Inc.	(44,996)	(1,112,751)
			(2,406,965)
	Beverages (0.1%)
	Central European Distribution Corp. (b)	(38,770)	(375,294)
	Hansen Natural Corp. (b)	(304)	(23,292)
			(398,586)
	Biotechnology (2.2%)
	Amylin Pharmaceuticals, Inc. (b)	(22,256)	(265,069)
	BioMarin Pharmaceutical, Inc. (b)	(53,163)	(1,660,280)
	Dendreon Corp. (b)	(38,266)	(1,412,015)
	Human Genome Sciences, Inc. (b)	(59,673)	(1,253,730)
	Pharmasset, Inc. (b)	(554)	(67,245)
	Regeneron Pharmaceuticals, Inc. (b)	(20,711)	(1,098,926)
	Vertex Pharmaceuticals, Inc. (b)	(25,421)	(1,318,333)
			(7,075,598)
	Building Products (0.1%)
	USG Corp. (b)	(29,508)	(335,801)

	Capital Markets (1.0%)
	E*TRADE Financial Corp. (b)	(78,991)	(1,254,377)
	Greenhill & Co., Inc.	(21,015)	(925,501)
	Jefferies Group, Inc.	(45,119)	(853,200)
	LPL Investment Holdings, Inc. (b)	(2,205)	(72,875)
			(3,105,953)
	Chemicals (0.4%)
	Intrepid Potash, Inc. (b)	(37,006)	(1,230,449)

	Commercial Banks (2.2%)
	Associated Banc-Corp.	(31,231)	(426,303)
	BancorpSouth, Inc.	(33,288)	(450,719)
	CapitalSource, Inc.	(50,336)	(325,171)
	CIT Group, Inc. (b)	(42,648)	(1,694,832)
	Comerica, Inc.	(49,590)	(1,588,368)
	Regions Financial Corp.	(215,147)	(1,310,245)
	Synovus Financial Corp.	(748,412)	(1,369,594)
			(7,165,232)
	Communications Equipment (1.2%)
	Acme Packet, Inc. (b)	(16,561)	(975,774)
	Ciena Corp. (b)	(64,030)	(989,904)
	F5 Networks, Inc. (b)	(300)	(28,044)
	JDS Uniphase Corp. (b)	(12,481)	(164,125)
	Polycom, Inc. (b)	(32,844)	(887,773)
	Riverbed Technology, Inc. (b)	(31,177)	(892,598)
			(3,938,218)
	Construction & Engineering (1.2%)
	Aecom Technology Corp. (b)	(48,929)	(1,210,504)
	Jacobs Engineering Group, Inc. (b)	(33,817)	(1,323,597)
	Quanta Services, Inc. (b)	(17,548)	(324,989)
	Shaw Group, Inc. (The) (b)	(41,806)	(1,081,939)
			(3,941,029)
	Construction Materials (0.5%)
	Eagle Materials, Inc.	(15,996)	(397,500)
	Vulcan Materials Co.	(35,609)	(1,221,033)
			(1,618,533)
	Consumer Finance (0.1%)
	Green Dot Corp. Class A (b)	(9,369)	(303,837)

	Containers & Packaging (0.1%)
	Owens-Illinois, Inc. (b)	(8,964)	(207,696)
	Temple-Inland, Inc.	(2,694)	(80,874)
			(288,570)
	Distributors (0.1%)
	LKQ Corp. (b)	(13,121)	(322,383)

	Diversified Financial Services (0.5%)
	CBOE Holdings, Inc.	(11,309)	(260,559)
	MSCI, Inc. Class A (b)	(40,022)	(1,420,381)
			(1,680,940)
	Electrical Equipment (0.6%)
	Babcock & Wilcox Co. (b)	(7,979)	(199,315)
	General Cable Corp. (b)	(17,327)	(689,095)
	GrafTech International, Ltd. (b)	(45,388)	(874,173)
			(1,762,583)
	Electronic Equipment & Instruments (1.2%)
	Avnet, Inc. (b)	(20,149)	(590,366)
	Dolby Laboratories, Inc. Class A (b)	(7,845)	(332,314)
	FLIR Systems, Inc.	(6,924)	(190,133)
	Ingram Micro, Inc. Class A (b)	(58,573)	(1,086,529)
	IPG Photonics Corp. (b)	(2,400)	(144,456)
	National Instruments Corp.	(29,023)	(749,954)
	Trimble Navigation, Ltd. (b)	(24,092)	(857,194)
			(3,950,946)
	Energy Equipment & Services (0.1%)
	Cameron International Corp. (b)	(4,574)	(255,870)

	Food Products (0.9%)
	Archer-Daniels-Midland Co.	(36,240)	(1,100,971)
	Bunge, Ltd.	(35)	(2,408)
	Green Mountain Coffee Roasters, Inc. (b)	(16,962)	(1,763,200)
			(2,866,579)
	Health Care Equipment & Supplies (0.2%)
	Boston Scientific Corp. (b)	(36,966)	(264,677)
	Edwards Lifesciences Corp. (b)	(3,646)	(260,142)
	Intuitive Surgical, Inc. (b)	(515)	(206,283)
			(731,102)
	Health Care Providers & Services (0.2%)
	Brookdale Senior Living, Inc. (b)	(4,061)	(86,865)
	Health Net, Inc. (b)	(12,699)	(357,096)
	VCA Antech, Inc. (b)	(465)	(9,086)
			(453,047)
	Health Care Technology (0.0%)‡
	Emdeon, Inc. (b)	(5,329)	(82,599)

	Hotels, Restaurants & Leisure (0.3%)
	Bally Technologies, Inc. (b)	(20,385)	(803,781)
	Choice Hotels International, Inc.	(1,556)	(47,442)
			(851,223)
	Household Durables (1.5%)
	Jarden Corp.	(1,509)	(46,764)
	KB Home	(38,669)	(328,300)
	Lennar Corp. Class A	(79,769)	(1,411,114)
	M.D.C. Holdings, Inc.	(17,431)	(394,115)
	NVR, Inc. (b)	(125)	(85,011)
	Pulte Group, Inc. (b)	(164,452)	(1,129,785)
	Toll Brothers, Inc. (b)	(73,851)	(1,474,066)
			(4,869,155)
	Independent Power Producers & Energy Traders (0.5%)
	GenOn Energy, Inc. (b)	(291,075)	(1,132,282)
	Ormat Technologies, Inc.	(15,012)	(313,150)
			(1,445,432)
	Insurance (1.4%)
	American National Insurance Co.	(279)	(20,908)
	Genworth Financial, Inc. Class A (b)	(145,383)	(1,209,587)
	MBIA, Inc. (b)	(137,487)	(1,264,880)
	Old Republic International Corp.	(131,205)	(1,369,780)
	OneBeacon Insurance Group, Ltd. Class A	(5,075)	(64,656)
	White Mountains Insurance Group, Ltd.	(1,401)	(590,367)
			(4,520,178)
	Internet Software & Services (0.5%)
	Akamai Technologies, Inc. (b)	(19,407)	(470,038)
	Monster Worldwide, Inc. (b)	(81,341)	(954,943)
	WebMD Health Corp. (b)	(6,644)	(234,201)
			(1,659,182)
	IT Services (0.4%)
	FleetCor Technologies, Inc. (b)	(12,930)	(383,245)
	Genpact, Ltd. (b)	(53,095)	(876,068)
	Teradata Corp. (b)	(1,200)	(65,952)
			(1,325,265)
	Machinery (0.8%)
	Oshkosh Corp. (b)	(745)	(18,491)
	Terex Corp. (b)	(52,888)	(1,174,642)
	WABCO Holdings, Inc. (b)	(22,671)	(1,429,407)
			(2,622,540)
	Media (1.4%)
	AMC Networks, Inc. (b)	(3,901)	(145,078)
	Central European Media Enterprises, Ltd. Class A (b)	(18,753)	(358,557)
	Discovery Communications, Inc. Class A (b)	(11,705)	(465,859)
	DreamWorks Animation SKG, Inc. Class A (b)	(55,372)	(1,210,432)
	Liberty Media Corp. - Starz Series A (b)	(3,965)	(304,354)
	Liberty Media Corp. Capital Series A (b)	(14,189)	(1,132,424)
	Morningstar, Inc.	(14,075)	(877,717)
			(4,494,421)
	Metals & Mining (3.2%)
	AK Steel Holding Corp.	(83,785)	(1,017,988)
	Allegheny Technologies, Inc.	(21,842)	(1,270,986)
	Allied Nevada Gold Corp. (b)	(26,559)	(1,011,898)
	Carpenter Technology Corp.	(23,770)	(1,365,349)
	Molycorp, Inc. (b)	(19,304)	(1,228,313)
	Royal Gold, Inc.	(25,918)	(1,661,344)
	Titanium Metals Corp.	(69,010)	(1,227,688)
	United States Steel Corp.	(33,364)	(1,334,226)
			(10,117,792)
	Oil, Gas & Consumable Fuels (2.2%)
	Brigham Exploration Co. (b)	(12,183)	(387,419)
	Cobalt International Energy, Inc. (b)	(92,195)	(1,135,842)
	Continental Resources, Inc. (b)	(3,806)	(261,054)
	EXCO Resources, Inc.	(13,162)	(209,408)
	Kosmos Energy, Ltd. (b)	(29,214)	(443,761)
	PetroHawk Energy Corp. (b)	(13,123)	(501,167)
	Quicksilver Resources, Inc. (b)	(16,392)	(231,947)
	Range Resources Corp.	(25,170)	(1,640,077)
	SandRidge Energy, Inc. (b)	(109,138)	(1,257,270)
	Teekay Corp.	(37,444)	(1,039,071)
			(7,107,016)
	Pharmaceuticals (0.4%)
	Hospira, Inc. (b)	(23,666)	(1,209,806)
	Perrigo Co.	(1,434)	(129,504)
			(1,339,310)
	Real Estate Management & Development (0.2%)
	Howard Hughes Corp. (The) (b)	(12,409)	(750,248)

	Semiconductors & Semiconductor Equipment (1.8%)
	Advanced Micro Devices, Inc. (b)	(204,683)	(1,502,373)
	Atmel Corp. (b)	(109,163)	(1,320,872)
	Cree, Inc. (b)	(22,825)	(750,030)
	First Solar, Inc. (b)	(263)	(31,095)
	MEMC Electronic Materials, Inc. (b)	(46,861)	(347,709)
	Silicon Laboratories, Inc. (b)	(3,635)	(128,715)
	Skyworks Solutions, Inc. (b)	(60,504)	(1,531,356)
			(5,612,150)
	Software (0.9%)
	Ariba, Inc. (b)	(28,610)	(946,132)
	Citrix Systems, Inc. (b)	(5,200)	(374,608)
	Red Hat, Inc. (b)	(10,460)	(440,157)
	Salesforce.com, Inc. (b)	(8,642)	(1,250,584)
			(3,011,481)
	Specialty Retail (1.0%)
	Aaron's, Inc.	(3,932)	(99,126)
	CarMax, Inc. (b)	(47,290)	(1,511,861)
	Office Depot, Inc. (b)	(102,985)	(389,283)
	Tiffany & Co.	(16,521)	(1,314,907)
			(3,315,177)
	Textiles, Apparel & Luxury Goods (0.8%)
	Deckers Outdoor Corp. (b)	(2,704)	(268,372)
	Hanesbrands, Inc. (b)	(44,151)	(1,347,047)
	Under Armour, Inc. Class A (b)	(12,347)	(906,393)
			(2,521,812)
	Thrifts & Mortgage Finance (1.0%)
	BankUnited, Inc.	(22,669)	(564,685)
	Capitol Federal Financial, Inc.	(10,276)	(117,557)
	Hudson City Bancorp, Inc.	(167,260)	(1,379,895)
	TFS Financial Corp. (b)	(119,796)	(1,130,874)
			(3,193,011)
	Trading Companies & Distributors (0.2%)
	Air Lease Corp. (b)	(29,490)	(720,441)

	Wireless Telecommunication Services (0.3%)
	Clearwire Corp. Class A (b)	(338,540)	(734,632)
	SBA Communications Corp. Class A (b)	(3,679)	(140,427)
			(875,059)
	Total Investments Sold Short (Proceeds $111,645,678)	(33.8)%	(108,376,061)

	Total Investments, Net of Investments Sold Short (Cost $298,782,644)	100.3	321,499,587

	Other Assets, Less Liabilities	(0.3)	(915,485)

	Net Assets	100.0%	$320,584,102

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	At July 31, 2011, cost is $417,304,499 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$33,760,217
Gross unrealized depreciation	(21,189,068)
Net unrealized appreciation	$12,571,149

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$425,066,969	$—	$—	$425,066,969
Exchange Traded Fund	3,833,301	—	—	3,833,301
Short-Term Investment
Repurchase Agreement	—	975,378	—	975,378
Total Investments in Securities	$428,900,270	$975,378	$—	$429,875,648

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(108,376,061)	$—	$—	$(108,376,061)
Total Investments in Securities Sold Short	$(108,376,061)	$—	$—	$(108,376,061)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 Growth Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 122.4%†
	Aerospace & Defense 6.2%
	Curtiss-Wright Corp.	1,204	$38,479
	Goodrich Corp.	351	33,394
	Precision Castparts Corp. (a)	436	70,362
¤	United Technologies Corp. (a)	1,151	95,349
			237,584
	Beverages 2.4%
¤	PepsiCo., Inc. (a)	1,410	90,296

	Biotechnology 2.9%
	Alexion Pharmaceuticals, Inc. (b)	748	42,487
	Gilead Sciences, Inc. (a)(b)	1,634	69,216
			111,703
	Building Products 1.1%
	Simpson Manufacturing Co., Inc.	1,474	41,714

	Capital Markets 3.4%
	Ameriprise Financial, Inc.	512	27,699
	BlackRock, Inc.	177	31,587
	Goldman Sachs Group, Inc. (The) (a)	211	28,479
	TD Ameritrade Holding Corp.	2,250	41,310
			129,075
	Chemicals 3.1%
	Eastman Chemical Co.	553	53,414
	Praxair, Inc. (a)	606	62,806
			116,220
	Commercial Banks 0.9%
	PNC Financial Services Group, Inc.	630	34,203

	Communications Equipment 3.3%
	Juniper Networks, Inc. (a)(b)	1,244	29,097
¤	QUALCOMM, Inc. (a)	1,733	94,934
			124,031
	Computers & Peripherals 8.5%
¤	Apple, Inc. (a)(b)	644	251,469
	EMC Corp. (a)(b)	2,728	71,146
			322,615
	Construction & Engineering 0.8%
	Fluor Corp. (a)	469	29,796

	Consumer Finance 2.4%
	American Express Co.	1,350	67,554
	Capital One Financial Corp.	458	21,892
			89,446
	Diversified Financial Services 0.8%
	CME Group, Inc.	106	30,654

	Electrical Equipment 1.8%
	Cooper Industries PLC (a)	693	36,251
	Rockwell Automation, Inc.	426	30,570
			66,821
	Energy Equipment & Services 5.9%
	Baker Hughes, Inc. (a)	715	55,327
	Nabors Industries, Ltd. (b)	957	25,274
¤	Schlumberger, Ltd. (a)	1,197	108,173
	Transocean, Ltd.	562	34,597
			223,371
	Food & Staples Retailing 2.4%
	Walgreen Co.	1,191	46,497
	Whole Foods Market, Inc.	670	44,689
			91,186
	Food Products 1.3%
	General Mills, Inc. (a)	1,305	48,742

	Health Care Equipment & Supplies 3.6%
	Covidien PLC	1,066	54,142
	St. Jude Medical, Inc.	745	34,642
	Stryker Corp. (a)	861	46,787
			135,571
	Health Care Providers & Services 4.3%
	AmerisourceBergen Corp.	1,500	57,465
	Express Scripts, Inc. (a)(b)	1,092	59,252
	HEALTHSOUTH Corp. (b)	1,861	45,408
			162,125
	Health Care Technology 1.5%
	Cerner Corp. (a)(b)	870	57,846

	Hotels, Restaurants & Leisure 4.5%
	Las Vegas Sands Corp. (b)	815	38,452
	Starbucks Corp. (a)	1,459	58,491
	Starwood Hotels & Resorts Worldwide, Inc. (a)	707	38,857
	Wendy's Co. (The)	6,511	34,313
			170,113
	Household Durables 1.1%
	Whirlpool Corp.	593	41,053

	Household Products 0.9%
	Procter & Gamble Co. (The) (a)	581	35,726

	Industrial Conglomerates 3.3%
	Danaher Corp.	1,564	76,808
	General Electric Co. (a)	2,747	49,199
			126,007
	Internet & Catalog Retail 4.1%
¤	Amazon.com, Inc. (a)(b)	359	79,885
¤	Priceline.com, Inc. (a)(b)	144	77,421
			157,306
	Internet Software & Services 3.9%
¤	Google, Inc. Class A (a)(b)	243	146,697

	IT Services 4.2%
	Cognizant Technology Solutions Corp. Class A (a)(b)	853	59,599
	International Business Machines Corp. (a)	340	61,829
	Paychex, Inc. (a)	1,423	40,171
			161,599
	Leisure Equipment & Products 1.0%
	Mattel, Inc.	1,459	38,897

	Life Sciences Tools & Services 2.5%
	Agilent Technologies, Inc. (a)(b)	983	41,443
	Pharmaceutical Product Development, Inc. (a)	1,819	52,442
			93,885
	Machinery 3.1%
	Caterpillar, Inc.	447	44,159
	Deere & Co.	478	37,528
	Flowserve Corp. (a)	369	36,671
			118,358
	Media 2.1%
	Scripps Networks Interactive Class A	882	40,872
	Viacom, Inc. Class B	843	40,818
			81,690
	Metals & Mining 2.4%
	Freeport-McMoRan Copper & Gold, Inc.	1,230	65,141
	Newmont Mining Corp. (a)	469	26,081
			91,222
	Multiline Retail 1.5%
	Macy's, Inc.	2,005	57,884

	Oil, Gas & Consumable Fuels 4.6%
	Devon Energy Corp. (a)	320	25,184
	EOG Resources, Inc. (a)	361	36,822
	Marathon Oil Corp.	767	23,754
	Marathon Petroleum Corp. (b)	383	16,772
	Occidental Petroleum Corp. (a)	536	52,624
	Southwestern Energy Co. (b)	463	20,631
			175,787
	Personal Products 0.9%
	Estee Lauder Cos., Inc. (The) Class A	336	35,250

	Pharmaceuticals 1.3%
	Shire PLC, Sponsored ADR (a)(c)	461	47,944

	Professional Services 0.9%
	Verisk Analytics, Inc. Class A (b)	976	32,501

	Road & Rail 1.6%
	Union Pacific Corp. (a)	603	61,795

	Semiconductors & Semiconductor Equipment 1.6%
	Broadcom Corp. Class A (b)	933	34,586
	Texas Instruments, Inc.	914	27,192
			61,778
	Software 12.1%
	Autodesk, Inc. (a)(b)	1,120	38,528
	Check Point Software Technologies, Ltd. (b)	526	30,324
	Citrix Systems, Inc. (b)	620	44,665
	Informatica Corp. (a)(b)	1,106	56,550
	Intuit, Inc. (a)(b)	994	46,420
¤	Microsoft Corp. (a)	3,643	99,818
¤	Oracle Corp. (a)	3,930	120,179
	Salesforce.com, Inc. (a)(b)	154	22,285
			458,769
	Specialty Retail 3.4%
	Dick's Sporting Goods, Inc. (b)	782	28,934
	Home Depot, Inc. (The) (a)	1,799	62,839
	Lowe's Cos., Inc. (a)	1,743	37,614
			129,387
	Textiles, Apparel & Luxury Goods 2.7%
	Coach, Inc. (a)	906	58,492
	Warnaco Group, Inc. (The) (b)	831	44,292
			102,784
	Thrifts & Mortgage Finance 0.9%
	Brookline Bancorp, Inc. (a)	3,993	34,140

	Wireless Telecommunication Services 1.2%
	American Tower Corp. Class A (a)(b)	900	47,277

	Total Common Stocks (Cost $4,275,186)		4,650,848

	Exchange Traded Fund 0.4% (d)
	iShares Russell 1000 Growth Index Fund	258	15,502

	Total Exchange Traded Fund (Cost $15,241)		15,502

		Principal Amount	Value
	Short-Term Investment 1.9%
	Repurchase Agreement 1.9%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $73,248 (Collateralized by a Federal Home Loan Bank security with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $75,000 and a Market Value of $75,000)	$73,248	73,248

	Total Short-Term Investment (Cost $73,248)		73,248

	Total Investments, Before Investments Sold Short (Cost $4,363,675) (e)	124.7%	4,739,598

		Shares	Value
	Investments Sold Short (24.6%)
	Common Stocks Sold Short (24.6%)
	Aerospace & Defense (0.3%)
	Northrop Grumman Corp.	(205)	(12,405)

	Air Freight & Logistics (0.3%)
	Expeditors International of Washington, Inc.	(267)	(12,741)

	Airlines (0.2%)
	AMR Corp. (b)	(1,649)	(6,992)

	Auto Components (0.3%)
	Autoliv, Inc.	(173)	(11,446)

	Biotechnology (0.3%)
	Celgene Corp. (b)	(202)	(11,979)

	Building Products (0.3%)
	Masco Corp.	(1,014)	(10,698)

	Capital Markets (1.5%)
	Bank of New York Mellon Corp. (The)	(652)	(16,372)
	Eaton Vance Corp.	(418)	(11,211)
	Federated Investors, Inc. Class B	(482)	(10,300)
	Invesco, Ltd.	(473)	(10,491)
	Janus Capital Group, Inc.	(889)	(7,503)
			(55,877)
	Chemicals (0.9%)
	Calgon Carbon Corp. (b)	(503)	(7,490)
	CF Industries Holdings, Inc.	(97)	(15,066)
	Dow Chemical Co. (The)	(320)	(11,158)
			(33,714)
	Commercial Banks (0.3%)
	Bank of Hawaii Corp.	(242)	(10,844)

	Commercial Services & Supplies (0.6%)
	Pitney Bowes, Inc.	(601)	(12,951)
	RR Donnelley & Sons Co.	(464)	(8,728)
			(21,679)
	Communications Equipment (0.7%)
	F5 Networks, Inc. (b)	(114)	(10,657)
	Harris Corp.	(229)	(9,130)
	Research In Motion, Ltd. (b)	(254)	(6,350)
			(26,137)
	Construction & Engineering (0.2%)
	Shaw Group, Inc. (The) (b)	(232)	(6,004)

	Construction Materials (0.2%)
	Vulcan Materials Co.	(234)	(8,024)

	Consumer Finance (0.2%)
	Green Dot Corp. Class A (b)	(192)	(6,227)

	Containers & Packaging (0.5%)
	Owens-Illinois, Inc. (b)	(291)	(6,743)
	Temple-Inland, Inc.	(466)	(13,989)
			(20,732)
	Diversified Financial Services (0.6%)
	Bank of America Corp.	(936)	(9,088)
	ING Groep N.V., Sponsored ADR (b)(c)	(374)	(4,017)
	MSCI, Inc. Class A (b)	(288)	(10,221)
			(23,326)
	Diversified Telecommunication Services (0.5%)
	Telefonica S.A., Sponsored ADR (c)	(279)	(6,227)
	Verizon Communications, Inc.	(342)	(12,069)
			(18,296)
	Electric Utilities (0.4%)
	N.V. Energy, Inc.	(971)	(14,410)

	Electrical Equipment (1.1%)
	EnerSys (b)	(525)	(16,789)
	GrafTech International, Ltd. (b)	(641)	(12,346)
	Regal-Beloit Corp.	(233)	(14,127)
			(43,262)
	Electronic Equipment & Instruments (0.3%)
	Vishay Intertechnology, Inc. (b)	(755)	(10,396)

	Energy Equipment & Services (0.4%)
	RPC, Inc.	(697)	(16,463)

	Food & Staples Retailing (0.4%)
	Sysco Corp.	(465)	(14,224)

	Food Products (0.3%)
	Mead Johnson Nutrition Co.	(178)	(12,704)

	Health Care Equipment & Supplies (0.2%)
	Alere, Inc. (b)	(302)	(8,906)

	Health Care Technology (0.7%)
	Emdeon, Inc. Class A (b)	(659)	(10,215)
	SXC Health Solutions Corp. (b)	(264)	(16,666)
			(26,881)
	Hotels, Restaurants & Leisure (0.8%)
	Choice Hotels International, Inc.	(303)	(9,238)
	International Game Technology	(632)	(11,749)
	WMS Industries, Inc. (b)	(410)	(11,304)
			(32,291)
	Household Durables (0.5%)
	Lennar Corp. Class A	(588)	(10,402)
	Toll Brothers, Inc. (b)	(431)	(8,603)
			(19,005)
	Industrial Conglomerates (0.3%)
	Carlisle Cos., Inc.	(239)	(10,332)
	Koninklijke Philips Electronics N.V.	(16)	(396)
			(10,728)
	Insurance (1.8%)
	ACE, Ltd.	(209)	(13,999)
	Aflac, Inc.	(211)	(9,718)
	Brown & Brown, Inc.	(585)	(12,759)
	Marsh & McLennan Cos., Inc.	(452)	(13,329)
	PartnerRe, Ltd.	(163)	(10,892)
	Progressive Corp. (The)	(457)	(8,994)
			(69,691)
	Internet Software & Services (0.5%)
	SINA Corp. (b)	(96)	(10,376)
	Yahoo!, Inc. (b)	(678)	(8,882)
			(19,258)
	IT Services (0.3%)
	Broadridge Financial Solutions, Inc.	(570)	(13,144)

	Life Sciences Tools & Services (0.3%)
	Mettler-Toledo International, Inc. (b)	(64)	(9,908)

	Machinery (0.4%)
	Kennametal, Inc.	(338)	(13,327)

	Media (1.3%)
	Discovery Communications, Inc. Class A (b)	(248)	(9,870)
	Lamar Advertising Co. Class A (b)	(313)	(7,969)
	Morningstar, Inc.	(196)	(12,223)
	Omnicom Group, Inc.	(230)	(10,792)
	Thomson Reuters Corp.	(277)	(9,537)
			(50,391)
	Metals & Mining (0.5%)
	AK Steel Holding Corp.	(546)	(6,634)
	Allegheny Technologies, Inc.	(180)	(10,474)
			(17,108)
	Multiline Retail (0.3%)
	J.C. Penney Co., Inc.	(344)	(10,581)

	Oil, Gas & Consumable Fuels (0.6%)
	Oasis Petroleum, Inc. (b)	(337)	(9,955)
	Quicksilver Resources, Inc. (b)	(945)	(13,372)
			(23,327)
	Pharmaceuticals (1.1%)
	GlaxoSmithKline PLC, Sponsored ADR (c)	(226)	(10,039)
	Johnson & Johnson	(205)	(13,282)
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (c)	(368)	(17,163)
			(40,484)
	Professional Services (0.3%)
	Dun & Bradstreet Corp.	(155)	(11,245)

	Real Estate Management & Development (0.2%)
	Jones Lang LaSalle, Inc.	(111)	(9,448)

	Road & Rail (0.6%)
	Canadian Pacific Railway, Ltd.	(370)	(23,628)

	Semiconductors & Semiconductor Equipment (1.6%)
	Advanced Micro Devices, Inc. (b)	(1,004)	(7,369)
	Analog Devices, Inc.	(438)	(15,067)
	Hittite Microwave Corp. (b)	(153)	(8,567)
	Microchip Technology, Inc.	(342)	(11,543)
	Teradyne, Inc. (b)	(616)	(8,310)
	Xilinx, Inc.	(322)	(10,336)
			(61,192)
	Software (0.2%)
	Rovi Corp. (b)	(166)	(8,793)

	Specialty Retail (0.6%)
	Best Buy Co., Inc.	(402)	(11,095)
	Gap, Inc. (The)	(570)	(10,996)
			(22,091)
	Textiles, Apparel & Luxury Goods (0.4%)
	PVH Corp.	(207)	(14,811)

	Wireless Telecommunication Services (0.3%)
	NII Holdings, Inc. (b)	(231)	(9,783)

	Total Investments Sold Short (Proceeds $992,853)	(24.6)%	(934,601)

	Total Investments, Net of Investments Sold Short (Cost $3,370,822)	100.1	3,804,997

	Other Assets, Less Liabilities	(0.1)	(3,274)

	Net Assets	100.0%	$3,801,723

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	At July 31, 2011, cost is $4,535,596 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$529,750
Gross unrealized depreciation	(325,748)
Net unrealized appreciation	$204,002

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,650,848	$—	$—	$4,650,848
Exchange Traded Fund	15,502	—	—	15,502
Short-Term Investment
Repurchase Agreement	—	73,248	—	73,248
Total Investments in Securities	$4,666,350	$73,248	$—	$4,739,598

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(934,601)	$—	$—	$(934,601)
Total Investments in Securities Sold Short	$(934,601)	$—	$—	$(934,601)

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 International Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 133.0%†
	Australia 12.7%
	Aditya Birla Minerals, Ltd. (Metals & Mining)	25,614	$41,928
	Ausdrill, Ltd. (Metals & Mining) (a)	58,068	207,967
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks) (a)	43,332	991,603
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (a)	194,759	215,032
	BGP Holdings PLC (Diversified Financial Services) (b)(c)	106,339	12
	BHP Billiton, Ltd. (Metals & Mining) (a)	35,054	1,595,098
	Bradken, Ltd. (Machinery)	35,592	335,881
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	65,033	761,607
	Challenger, Ltd. (Diversified Financial Services) (a)	154,298	828,913
	Commonwealth Bank of Australia (Commercial Banks) (a)	2,854	154,481
	CSL, Ltd. (Biotechnology) (a)	25,705	866,671
	Echo Entertainment Group, Ltd. (Hotels, Restaurants & Leisure) (d)	7,416	32,670
	Emeco Holdings, Ltd. (Trading Companies & Distributors) (a)	412,129	520,680
	Grange Resources, Ltd. (Metals & Mining) (d)	50,470	29,109
	Iluka Resources, Ltd. (Metals & Mining) (a)	54,941	1,071,962
	Imdex, Ltd. (Metals & Mining)	27,675	71,449
	Industrea, Ltd. (Machinery)	12,714	16,482
	Kingsgate Consolidated, Ltd. (Metals & Mining) (a)	24,714	241,099
	Macquarie Airports (Transportation Infrastructure) (a)	67,537	242,621
	Metcash, Ltd. (Food & Staples Retailing) (a)	30	137
	Minara Resources, Ltd. (Metals & Mining)	1	1
	Mount Gibson Iron, Ltd. (Metals & Mining) (a)(d)	340,940	674,202
	National Australia Bank, Ltd. (Commercial Banks)	3,445	90,832
	Newcrest Mining, Ltd. (Metals & Mining) (a)	13,779	598,693
	OneSteel, Ltd. (Metals & Mining) (a)	474,465	920,002
	Origin Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	24,511	395,569
	OZ Minerals, Ltd. (Metals & Mining) (a)	37,587	562,825
	Panoramic Resources, Ltd. (Metals & Mining) (a)	140,136	274,037
	Primary Health Care, Ltd. (Health Care Providers & Services)	46,623	165,953
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	333,978	166,943
	Spark Infrastructure Group (Electric Utilities) (e)	258,056	368,551
	Stockland (Real Estate Investment Trusts) (a)	49,498	165,855
	Suncorp-Metway, Ltd. (Insurance) (a)	41,642	338,535
	Telstra Corp, Ltd. (Diversified Telecommunication Services) (a)	317,131	1,041,717
	Westfield Group (Real Estate Investment Trusts) (a)(c)	121,853	1,065,587
	Westpac Banking Corp. (Commercial Banks) (a)	64,578	1,448,706
			16,503,410
	Austria 1.2%
	Andritz A.G. (Machinery)	5,754	559,655
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	4,295	171,629
	Semperit A.G. Holding (Machinery) (a)	1,681	81,811
	Strabag SE (Construction & Engineering) (a)	5,309	153,295
	Voestalpine A.G. (Metals & Mining) (a)	11,465	595,207
			1,561,597
	Belgium 1.0%
	KBC Groep N.V. (Commercial Banks) (a)	27,607	979,018
	Omega Pharma S.A. (Health Care Equipment & Supplies) (a)	6,001	296,539
			1,275,557
	Bermuda 2.1%
	Cheung Kong Infrastructure Holdings, Ltd. (Electric Utilities)	77,000	442,117
	China Green Holdings Ltd/Bermuda (Food Products)	414,000	228,414
	Giordano International, Ltd. (Specialty Retail)	970,000	738,040
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure)	106,000	62,943
	Johnson Electric Holdings, Ltd. (Electrical Equipment)	583,500	342,894
	Orient Overseas International, Ltd. (Marine)	12,000	68,209
	SmarTone Telecommunications Holding, Ltd. (Wireless Telecommunication Services)	459,000	712,609
	TPV Technology, Ltd. (Computers & Peripherals)	298,000	152,561
			2,747,787
	Brazil 0.2%
	Brasil Telecom S.A., ADR (Diversified Telecommunication Services) (f)	4,700	121,448
	Braskem S.A., Sponsored ADR (Chemicals) (f)	2,700	65,529
	BRF - Brasil Foods S.A., ADR (Food Products) (f)	2,500	48,275
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Water Utilities) (f)	1,400	83,566
			318,818
	Cayman Islands 1.9%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	303,000	159,397
	AMVIG Holdings, Ltd. (Containers & Packaging)	118,000	72,674
	Asia Cement China Holdings Corp. (Construction Materials)	286,500	253,646
	Bosideng International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	884,000	259,741
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products)	660,000	265,059
	Chigo Holding, Ltd. (Household Durables)	2,254,000	167,739
	China Shanshui Cement Group (Construction Materials)	157,000	189,155
	China Zhongwang Holdings, Ltd. (Metals & Mining)	33,200	15,804
	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (Metals & Mining)	104,000	42,968
	Fufeng Group, Ltd. (Chemicals)	196,000	118,197
	Global Bio-Chem Technology Group Co., Ltd. (Food Products)	708,000	262,533
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	568,000	201,875
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	78,500	47,037
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	121,000	70,795
	TCL Communication Technology Holdings, Ltd. (Communications Equipment)	279,000	238,056
	Tianneng Power International, Ltd. (Auto Components)	168,000	100,450
			2,465,126
	China 0.9%
	Anhui Expressway Co. Class H (Transportation Infrastructure)	50,000	33,681
	China Construction Bank Corp. Class H (Commercial Banks)	423,000	341,385
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	224,000	221,018
	CSG Holding Co., Ltd. Class B (Construction Materials)	76,800	82,675
	Harbin Power Equipment Co., Ltd. (Electrical Equipment)	214,000	283,366
	Weiqiao Textile Co. (Textiles, Apparel & Luxury Goods)	337,500	229,511
			1,191,636
	Cyprus 0.1%
	Songa Offshore SE (Energy Equipment & Services) (d)	18,973	105,008

	Denmark 0.6%
	H Lundbeck A/S (Pharmaceuticals) (a)	30,865	774,475

	Finland 1.0%
	Kesko Oyj (Food & Staples Retailing) (a)	4,952	192,617
	Metso Oyj (Machinery) (a)	19,266	945,385
	Stora Enso Oyj (Paper & Forest Products) (a)	19,892	171,783
			1,309,785
	France 9.7%
	Alten, Ltd. (IT Services)	575	21,482
	Arkema S.A. (Chemicals) (a)	6,100	597,341
	AXA S.A. (Insurance) (a)	64,748	1,219,707
	BNP Paribas S.A. (Commercial Banks) (a)	22,129	1,445,657
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods)	1	160
	Ciments Francais S.A. (Construction Materials) (a)	343	35,510
	Credit Agricole S.A. (Commercial Banks) (a)	13,077	161,935
	Derichebourg S.A. (Commercial Services & Supplies) (a)(d)	84,932	563,575
	Natixis (Commercial Banks)	1	4
	Peugeot S.A. (Automobiles) (a)	12,425	473,831
	Plastic Omnium S.A. (Auto Components) (a)	15,928	553,864
	Rallye S.A. (Food & Staples Retailing) (a)	9,344	365,265
	Renault S.A. (Automobiles) (a)	2,746	147,037
¤	Sanofi (Pharmaceuticals) (a)	25,263	1,970,748
	Societe Generale (Commercial Banks) (a)	23,287	1,162,270
¤	Total S.A. (Oil, Gas & Consumable Fuels) (a)	39,146	2,125,082
	Vivendi S.A. (Media) (a)	45,753	1,098,228
	Wendel (Industrial Conglomerates) (a)	5,124	591,296
			12,532,992
	Germany 10.1%
	Aareal Bank A.G. (Thrifts & Mortgage Finance) (d)	1,875	55,756
	Allianz SE (Insurance) (a)	12,376	1,619,326
¤	BASF S.E. (Chemicals) (a)	19,378	1,760,313
	Bayer A.G. (Pharmaceuticals) (a)	6,170	495,857
	Bayerische Motoren Werke A.G. (Automobiles) (a)	13,518	1,356,184
	Bechtle A.G. (IT Services) (a)	6,400	293,633
	Bertrandt A.G. (Professional Services) (a)	7,883	567,600
	Deutsche Lufthansa A.G. (Airlines) (a)	9,643	194,677
	Duerr A.G. (Machinery) (a)	5,877	263,093
	Indus Holding A.G. (Industrial Conglomerates) (a)	6,188	192,368
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (a)	100,456	1,011,427
	Lanxess A.G. (Chemicals)	2	161
	Leoni A.G. (Auto Components) (a)	4,923	277,861
	MAN A.G. (Machinery) (a)	5,711	679,796
	Siemens A.G. (Industrial Conglomerates) (a)	8,079	1,037,587
	Sixt A.G. (Road & Rail)	11,778	310,721
	Stada Arzneimittel A.G. (Pharmaceuticals) (a)	17,630	673,972
	Suedzucker A.G. (Food Products) (a)	25,501	901,402
	TUI A.G. (Hotels, Restaurants & Leisure) (a)(d)	39,022	361,992
	Volkswagen A.G. (Automobiles) (a)	5,377	986,637
			13,040,363
	Greece 0.6%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	6,765	76,793
	OPAP S.A. (Hotels, Restaurants & Leisure) (a)	28,130	466,851
	Public Power Corp. S.A. (Electric Utilities) (a)	16,689	205,512
			749,156
	Hong Kong 3.0%
	Cathay Pacific Airways, Ltd. (Airlines)	19,000	43,979
	China Overseas Grand Oceans Group, Ltd. (Real Estate Management & Development)	60,000	86,993
	China Pharmaceutical Group, Ltd. (Pharmaceuticals)	514,000	233,464
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels) (a)	105,000	234,149
	Dah Chong Hong Holdings, Ltd. (Distributors)	615,000	809,610
	Galaxy Entertainment Group, Ltd. (Hotels, Restaurants & Leisure) (d)	257,000	666,098
	Melco International Development (Hotels, Restaurants & Leisure)	741,000	915,584
	Shun Tak Holdings, Ltd. (Industrial Conglomerates)	332,000	218,955
	Sinotruk Hong Kong, Ltd. (Machinery)	110,500	75,143
	SJM Holdings, Ltd. (Hotels, Restaurants & Leisure)	245,000	617,392
			3,901,367
	India 0.1%
	Tata Motors, Ltd., Sponsored ADR (Machinery) (f)	8,000	171,360

	Israel 1.3%
	Delek Group, Ltd. (Industrial Conglomerates) (a)	2,131	478,171
	Discount Investment Corp. (Industrial Conglomerates) (a)	21,422	298,628
	Mizrahi Tefahot Bank, Ltd. (Commercial Banks) (a)	76,070	803,662
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd. (Food & Staples Retailing)	3,154	116,325
			1,696,786
	Italy 4.5%
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure) (a)	17,168	200,926
	Brembo S.p.A. (Auto Components) (a)	49,165	661,945
	Danieli & C Officine Meccaniche S.p.A. (Machinery)	2,180	58,420
	De'Longhi S.p.A. (Household Durables) (a)	53,901	665,298
	Enel Green Power S.p.A. (Independent Power Producers & Energy Traders) (a)	194,935	487,658
	Enel S.p.A. (Electric Utilities) (a)	77,306	446,545
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (a)	67,094	1,463,463
	Exor S.p.A. (Diversified Financial Services)	12,177	367,265
	Indesit Co. S.p.A. (Household Durables) (a)	24,286	194,025
	Intesa Sanpaolo S.p.A. (Commercial Banks) (a)	31,498	73,139
	Mediobanca S.p.A. (Capital Markets) (a)	11,901	109,871
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (a)	905,309	1,102,567
			5,831,122
	Japan 35.2%
	Acom Co., Ltd. (Consumer Finance) (a)(d)	29,290	502,212
	Aeon Co., Ltd. (Food & Staples Retailing) (a)	57,800	729,023
	Aisin Seiki Co., Ltd. (Auto Components) (a)	21,200	818,975
	AOC Holdings, Inc. (Oil, Gas & Consumable Fuels)	27,600	212,597
	AOYAMA TRADING Co., Ltd. (Specialty Retail) (a)	42,800	751,092
	Central Glass Co., Ltd. (Building Products) (a)	90,000	452,426
	Central Japan Railway Co. (Road & Rail) (a)	84	725,596
	Century Tokyo Leasing Corp. (Diversified Financial Services) (a)	14,000	271,326
	Chugoku Marine Paints, Ltd. (Chemicals) (a)	44,000	356,069
	Coca-Cola West Co., Ltd. (Beverages) (a)	10,200	204,040
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	75,000	226,018
	Credit Saison Co., Ltd. (Consumer Finance) (a)	59,100	1,007,199
	Daifuku Co., Ltd. (Machinery) (a)	19,000	122,907
	Daiichikosho Co., Ltd. (Media) (a)	9,600	162,608
	DCM Japan Holdings Co., Ltd. (Specialty Retail)	15,700	119,914
	EDION Corp. (Specialty Retail) (a)	76,400	796,898
	Electric Power Development Co., Ltd. (Independent Power Producers & Energy Traders) (a)	8,700	230,651
	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment) (d)	22,100	204,393
	Fields Corp. (Leisure Equipment & Products)	37	66,132
	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments) (a)	19,100	578,818
	Furukawa-Sky Aluminum Corp. (Metals & Mining)	44,000	165,175
	Fuyo General Lease Co., Ltd. (Diversified Financial Services) (a)	2,200	78,072
	Geo Corp. (Specialty Retail) (a)	350	454,179
	H.I.S Co., Ltd. (Hotels, Restaurants & Leisure) (a)	23,700	667,731
	Hanwa Co., Ltd. (Trading Companies & Distributors)	21,000	93,018
	Hino Motors, Ltd. (Machinery) (a)	64,000	398,207
	Hitachi Medical Corp. (Health Care Equipment & Supplies)	10,000	128,986
	Hitachi Transport System, Ltd. (Road & Rail)	17,600	317,548
	Hitachi, Ltd. (Electronic Equipment & Instruments) (a)	196,000	1,219,510
	Hokuetsu Kishu Paper Co., Ltd. (Paper & Forest Products) (a)	109,500	686,997
	Hokuhoku Financial Group, Inc. (Commercial Banks) (a)	32,000	66,922
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	8,700	1,010,301
	INPEX Corp. (Oil, Gas & Consumable Fuels)	126	980,373
	IT Holdings Corp. (IT Services)	15,700	152,748
	ITOCHU Corp. (Trading Companies & Distributors)	20,000	231,214
	Jaccs Co., Ltd. (Consumer Finance) (a)	106,000	323,570
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	13,600	696,915
	Japan Securities Finance Co., Ltd. (Diversified Financial Services) (a)	30,200	190,650
	JFE Shoji Holdings, Inc. (Trading Companies & Distributors)	52,000	260,726
	JSP Corp. (Chemicals)	4,300	80,152
	K's Holdings Corp. (Specialty Retail) (a)	15,700	735,189
	KDDI Corp. (Wireless Telecommunication Services) (a)	156	1,159,083
	Kitz Corp. (Machinery)	11,300	64,437
	Kohnan Shoji Co., Ltd. (Specialty Retail)	16,000	318,400
	Konica Minolta Holdings, Inc. (Office Electronics) (a)	13,500	109,775
	Kyoei Steel, Ltd. (Metals & Mining)	7,800	120,569
	KYORIN Holdings, Inc. (Pharmaceuticals)	6,000	125,245
	Maeda Road Construction Co., Ltd. (Construction & Engineering)	14,000	135,481
	Max Co., Ltd. (Machinery)	3,000	37,955
	Mitsubishi Corp. (Trading Companies & Distributors) (a)	23,900	640,459
	Mitsubishi Steel Manufacturing Co., Ltd. (Metals & Mining)	63,000	223,407
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (a)	317,700	1,617,697
	MITSUI & Co., Ltd. (Trading Companies & Distributors) (a)	72,400	1,368,344
	Morinaga Milk Industry Co., Ltd. (Food Products)	31,000	138,520
	NEC Networks & System Integration Corp. (Construction & Engineering)	1,700	25,439
	NET One Systems Co., Ltd. (IT Services) (a)	381	912,599
	Nihon Kohden Corp. (Health Care Equipment & Supplies) (a)	15,700	437,238
	Nippo Corp. (Construction & Engineering) (a)	25,000	200,364
	Nippon Densetsu Kogyo Co., Ltd. (Construction & Engineering)	11,000	118,023
	Nippon Meat Packers, Inc. (Food Products) (a)	30,000	418,913
	Nippon Soda Co., Ltd. (Chemicals) (a)	86,000	406,625
	Nippon Synthetic Chemical Industry Co., Ltd. (The) (Chemicals) (a)	41,000	278,002
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	23,800	1,174,774
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks) (a)	159,000	489,485
	Nissan Motor Co., Ltd. (Automobiles)	112,100	1,196,937
	Nissan Shatai Co., Ltd. (Auto Components)	9,000	74,703
	Nissin Electric Co., Ltd. (Electrical Equipment) (a)	41,000	404,222
	NOF Corp. (Chemicals)	1,000	4,559
	NTT Data Corp. (IT Services) (a)	64	222,381
	NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	328	602,871
	Okinawa Electric Power Co., Inc. (The) (Electric Utilities)	800	35,903
	Osaka Gas Co., Ltd. (Gas Utilities) (a)	92,000	364,487
	PanaHome Corp. (Household Durables)	23,000	163,123
	Promise Co., Ltd. (Consumer Finance) (a)(d)	88,500	778,262
	Rengo Co., Ltd. (Containers & Packaging)	40,000	263,948
	Ricoh Leasing Co., Ltd. (Diversified Financial Services) (a)	8,400	201,967
	Round One Corp. (Hotels, Restaurants & Leisure)	86,400	698,068
	Ryobi, Ltd. (Machinery) (a)	38,000	176,710
	Sakai Chemical Industry Co., Ltd. (Chemicals) (a)	50,000	224,070
	Sanden Corp. (Auto Components) (a)	70,000	370,072
	Sanyo Special Steel Co., Ltd. (Metals & Mining)	39,000	257,349
	Sapporo Hokuyo Holdings, Inc. (Commercial Banks) (a)	168,900	730,580
	Ship Healthcare Holdings, Inc. (Health Care Providers & Services) (a)	27,700	585,052
	SKY Perfect JSAT Holdings, Inc. (Media) (a)	1,098	483,499
	Sojitz Corp. (Trading Companies & Distributors) (a)	297,700	587,782
	Sony Corp. (Household Durables) (a)	44,200	1,117,846
	Sumisho Computer Systems Corp. (Software)	5,000	87,679
	Sumitomo Corp. (Trading Companies & Distributors) (a)	19,900	281,239
	Sumitomo Forestry Co., Ltd. (Household Durables) (a)	82,400	779,206
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (a)	43,476	1,374,561
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	16,800	801,974
	Toda Corp. (Construction & Engineering) (a)	72,000	274,027
	Tokai Rubber Industries, Inc. (Auto Components) (a)	13,200	191,523
	Tokuyama Corp. (Chemicals)	125,000	620,251
	Toyota Motor Corp. (Automobiles) (a)	15,200	622,927
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	7,600	391,921
	ULVAC, Inc. (Semiconductors & Semiconductor Equipment) (a)(d)	32,000	593,986
	Unipres Corp. (Auto Components) (a)	28,100	816,154
	UNY Co., Ltd. (Food & Staples Retailing)	49,500	486,738
	Valor Co., Ltd. (Food & Staples Retailing)	11,300	184,211
	Xebio Co., Ltd. (Specialty Retail) (a)	12,200	290,005
	Yamaguchi Financial Group, Inc. (Commercial Banks) (a)	17,000	173,787
			45,512,491
	Malaysia 0.2%
	AirAsia BHD (Airlines) (a)	183,800	243,374

	Netherlands 3.5%
	ASM International N.V. (Semiconductors & Semiconductor Equipment) (a)	22,987	657,627
	ASML Holding N.V. NY Shares (Semiconductors & Semiconductor Equipment)	11	395
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense) (a)	32,854	1,142,431
	Heineken Holding N.V. (Beverages) (a)	15,848	807,495
	ING Groep N.V. (Diversified Financial Services) (a)(d)	94,490	1,021,010
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment) (a)	97,753	773,380
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	14,445	114,573
	Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	284	9,904
	Unilever N.V., CVA (Food Products) (a)	387	12,595
			4,539,410
	New Zealand 0.4%
	Telecom Corp. of New Zealand, Ltd. (Diversified Telecommunication Services)	197,163	454,877

	Norway 2.9%
	Atea ASA (IT Services) (a)	59,776	616,156
	Austevoll Seafood A.S.A. (Food Products)	31,612	174,373
	Cermaq ASA (Food Products) (a)(d)	24,764	346,097
	Kvaerner ASA (Energy Equipment & Services) (d)	15,789	33,547
	Marine Harvest (Food Products)	7	4
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (a)	51,883	1,282,548
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	28,230	827,873
	Yara International ASA (Chemicals)	7,938	454,965
			3,735,563
	Poland 0.1%
	KGHM Polska Miedz S.A. (Metals & Mining) (a)	2,770	190,049

	Republic of Korea 2.2%
	Daelim Industrial Co., Ltd. (Construction & Engineering) (a)	1,518	181,417
	Dongbu Insurance Co., Ltd. (Insurance) (a)	830	41,173
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining) (a)	3,660	137,645
	Doosan Corp. (Industrial Conglomerates) (a)	914	128,305
	Doosan Infracore Co., Ltd. (Machinery) (a)(d)	2,510	62,613
	GS Holdings (Oil, Gas & Consumable Fuels) (a)	2,142	184,070
	Hankook Tire Co., Ltd. (Auto Components)	1,030	41,911
	Hanwha Chem Corp. (Chemicals) (a)	1,260	55,573
	Hanwha Corp. (Chemicals)	2,130	104,449
	Honam Petrochemical Corp. (Chemicals) (a)	482	197,500
	Hyosung Corp. (Chemicals) (a)	465	41,194
	Hyundai Heavy Industries Co., Ltd. (Machinery) (a)	303	117,257
	Hyundai Mipo Dockyard (Machinery) (a)	1,086	172,021
	Hyundai Motor Co. (Automobiles)	376	83,809
	Industrial Bank of Korea (Commercial Banks) (a)	3,240	55,777
	Kia Motors Corp. (Automobiles) (a)	1,766	129,649
	Korea Gas Corp. (Gas Utilities) (a)	4,030	136,270
	Korea Kumho Petrochemical (Chemicals)	376	77,390
	KP Chemical Corp. (Chemicals)	3,770	91,720
	Lotte Confectionery Co., Ltd. (Food Products) (a)	38	64,913
	OCI Co., Ltd. (Chemicals) (a)	396	152,871
	S-Oil Corp. (Oil, Gas & Consumable Fuels) (a)	975	137,793
	Samsung Heavy Industries Co., Ltd. (Machinery) (a)	870	35,442
	SK Holdings Co., Ltd. (Industrial Conglomerates) (a)	975	167,848
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	173	35,772
	SK Networks Co., Ltd. (Trading Companies & Distributors)	7,880	96,417
	Woori Finance Holdings Co., Ltd. (Commercial Banks)	6,620	87,279
			2,818,078
	Russia 0.2%
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels) (f)	2,074	138,543
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services) (g)	1,551	38,387
	Tatneft, Sponsored ADR (Oil, Gas & Consumable Fuels) (f)	1,895	79,268
			256,198
	Singapore 0.3%
	First Resources, Ltd. (Food Products)	84,000	98,713
	Hi-P International, Ltd. (Electronic Equipment & Instruments)	51,000	39,179
	Hong Leong Asia, Ltd. (Industrial Conglomerates)	88,000	159,322
	XP Power, Ltd. (Electrical Equipment)	2,456	61,600
			358,814
	Spain 2.1%
	Almirall S.A. (Pharmaceuticals) (a)	17,775	169,847
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks) (a)	102,360	1,080,898
	Banco Santander S.A. (Commercial Banks) (a)	70,027	737,054
	Endesa S.A. (Electric Utilities) (a)	9,790	287,746
	Grifols S.A. (Biotechnology) (d)	1	22
	Telefonica S.A. (Diversified Telecommunication Services) (a)	18,956	423,549
			2,699,116
	Sweden 2.3%
	Betsson AB (Hotels, Restaurants & Leisure) (d)	7,226	170,560
	Billerud AB (Paper & Forest Products)	16,652	150,867
	Boliden AB (Metals & Mining) (a)	48,605	843,638
	Hexpol AB (Machinery)	6,621	182,590
	Hoganas AB (Metals & Mining) (a)	7,222	285,831
	Meda AB Class A (Pharmaceuticals)	44,287	546,953
	SAAB AB (Aerospace & Defense)	11,629	254,894
	Scania AB Class B (Machinery) (a)	18,367	358,500
	SKF AB (Machinery) (a)	3,597	95,079
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment) (a)	6,056	76,333
			2,965,245
	Switzerland 7.6%
	AFG Arbonia-Forster Hldg A.G. (Building Products) (d)	1,308	44,040
	Bossard Holding A.G. (Trading Companies & Distributors)	406	69,898
	Bucher Industries A.G. (Machinery)	518	107,937
	Credit Suisse Group A.G. (Capital Markets) (a)(d)	5,206	188,251
	Meyer Burger Technology A.G. (Machinery) (a)(d)	11,476	403,895
¤	Nestle S.A. Registered (Food Products) (a)	52,248	3,335,826
¤	Novartis A.G. (Pharmaceuticals) (a)	33,394	2,057,822
	Pargesa Holding S.A. (Diversified Financial Services) (a)	365	32,440
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals) (a)	13,093	2,355,592
	Swiss Life Holding (Insurance) (a)(d)	6,557	978,072
	Swiss Re, Ltd. (Insurance) (d)	3,900	219,566
			9,793,339
	Taiwan 1.1%
	Catcher Technology Co., Ltd. (Computers & Peripherals)	13,000	113,610
	China Motor Corp. (Automobiles)	80,000	93,218
	China Petrochemical Development Corp. (Chemicals) (a)(d)	146,000	226,832
	Coretronic Corp. (Electronic Equipment & Instruments)	26,000	30,657
	E Ink Holdings, Inc. (Electronic Equipment & Instruments)	21,000	43,623
	Formosa Chemicals & Fibre Corp. (Chemicals) (a)	46,000	166,704
	Formosa Plastics Corp. (Chemicals) (a)	38,000	142,984
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	76,000	85,922
	HTC Corp. (Communications Equipment) (a)	2,100	62,485
	LCY Chemical Corp. (Chemicals)	40,000	99,183
	Nan Ya Plastics Corp. (Chemicals) (a)	21,000	58,043
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	130,000	87,462
	Teco Electric and Machinery Co., Ltd. (Electrical Equipment)	114,000	81,441
	TSRC Corp. (Chemicals) (a)	63,800	172,800
			1,464,964
	Thailand 0.2%
	PTT Chemical PCL (Chemicals)	16,700	90,989
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	74,300	191,200
			282,189
	Turkey 0.1%
	Arcelik AS (Household Durables) (a)	19,039	87,004

	United Kingdom 23.6%
	Anglo American PLC (Metals & Mining) (a)	32,960	1,568,965
	Antofagasta PLC (Metals & Mining)	1	23
	Ashtead Group PLC (Trading Companies & Distributors) (a)	256,616	675,641
	AstraZeneca PLC (Pharmaceuticals) (a)	33,379	1,628,907
	Aviva PLC (Insurance) (a)	157,598	1,031,653
	Barclays PLC (Commercial Banks) (a)	364,857	1,335,536
	Berendsen PLC (Commercial Services & Supplies)	6,899	61,208
	BG Group PLC (Oil, Gas & Consumable Fuels) (a)	3,495	82,840
	BHP Billiton PLC (Metals & Mining) (a)	23,626	881,490
	Bodycote PLC (Machinery) (a)	127,512	806,660
	BP PLC (Oil, Gas & Consumable Fuels) (a)	205,336	1,553,796
¤	British American Tobacco PLC (Tobacco) (a)	35,858	1,660,123
	BT Group PLC (Diversified Telecommunication Services) (a)	360,147	1,188,239
	Cape PLC (Commercial Services & Supplies)	26,267	239,725
	Centrica PLC (Multi-Utilities)	3	15
	Dairy Crest Group PLC (Food Products) (a)	48,014	295,941
	Diploma PLC (Electronic Equipment & Instruments)	13,865	82,899
	Drax Group PLC (Independent Power Producers & Energy Traders) (a)	100,116	879,195
	DS Smith PLC (Containers & Packaging)	1	4
	Elementis PLC (Chemicals) (a)	96,403	257,616
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (a)(d)	49,073	44,665
	Fenner PLC (Machinery)	13,129	83,552
	Ferrexpo PLC (Metals & Mining)	38,255	290,421
	GlaxoSmithKline PLC (Pharmaceuticals) (a)	36,521	817,683
	Go-Ahead Group PLC (Road & Rail)	4,064	103,732
	Home Retail Group PLC (Internet & Catalog Retail)	166,625	370,875
	HSBC Holdings PLC (Commercial Banks) (a)	135,766	1,324,863
	Intermediate Capital Group PLC (Capital Markets)	18,888	82,563
	Interserve PLC (Construction & Engineering) (a)	54,726	298,910
	Investec PLC (Capital Markets)	3,865	30,497
	ITE Group PLC (Professional Services)	14,510	53,423
	ITV PLC (Media) (d)	4	5
	Kier Group PLC (Construction & Engineering)	2,749	59,969
	Legal & General Group PLC (Insurance) (a)	292,888	539,414
	Marks & Spencer Group PLC (Multiline Retail) (a)	74,656	424,248
	Mondi PLC (Paper & Forest Products)	26,931	264,793
	Morgan Crucible Co. PLC (Machinery) (a)	27,286	147,355
	Next PLC (Multiline Retail) (a)	730	28,459
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance) (a)	110,757	351,424
	Persimmon PLC (Household Durables) (a)	101,925	772,614
	Renishaw PLC (Electronic Equipment & Instruments)	6,668	184,208
¤	Rio Tinto PLC (Metals & Mining) (a)	29,569	2,087,051
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	54,923	2,014,478
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	41,785	1,536,029
	RPC Group PLC (Containers & Packaging) (a)	59,461	348,245
	Senior PLC (Machinery) (a)	142,396	435,217
	Spectris PLC (Electronic Equipment & Instruments) (a)	12,701	327,315
	Tesco PLC (Food & Staples Retailing) (a)	67,058	422,073
	Tetragon Financial Group, Ltd. (Capital Markets)	12,222	94,720
	Trinity Mirror PLC (Media) (d)	31,681	22,881
	Unilever PLC (Food Products) (a)	846	27,051
	Vedanta Resources PLC (Metals & Mining) (a)	2,515	73,070
¤	Vodafone Group PLC (Wireless Telecommunication Services) (a)	750,749	2,119,587
	WH Smith PLC (Specialty Retail)	39,635	330,174
	William Hill PLC (Hotels, Restaurants & Leisure) (a)	53,585	203,093
			30,545,133
	Total Common Stocks (Cost $156,655,085)		172,122,189

	Convertible Preferred Stocks 0.1%
	Brazil 0.0%‡
	Brasil Telecom S.A.(a) 7.92% (Diversified Telecommunication Services)	1,600	13,536

	Germany 0.0%‡
	KSB A.G. 2.37% (Machinery)	42	31,593

	Republic of Korea 0.1%
	Hyundai Motor Co.
	2.31% (Automobiles)	546	39,670
	2.47% (Automobiles)	593	41,284
	LG Chem, Ltd. 3.08% (Chemicals)	481	72,996
			153,950
	Total Convertible Preferred Stocks (Cost $189,177)		199,079

	Exchange Traded Funds 0.8% (h)
	United States 0.8%
	iShares MSCI EAFE Index Fund (Capital Markets)	6,500	381,225
	iShares MSCI Emerging Markets Index Fund (Capital Markets)	13,375	630,631

	Total Exchange Traded Funds (Cost $1,004,157)		1,011,856

	Preferred Stocks 0.6%
	Germany 0.6%
	Jungheinrich A.G. 0.40% (Machinery) (a)	7,811	323,240
	Volkswagen A.G. 1.54% (Automobiles) (a)	1,982	397,145

	Total Preferred Stocks (Cost $589,156)		720,385

		Number of Warrants	Value
	Warrants 0.0%‡
	Cayman Islands 0.0%‡
	Kingboard Chemical Holdings, Ltd. Strike Price HK$40.00 Expires 10/31/12 (Electronic Equipment & Instruments) (d)	11,400	5,558

	Spain 0.0%‡
	Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/28/14 (Media) (d)	85,100	31,793

	Total Warrants (Cost $0)		37,351

		Principal Amount	Value
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%
	United States 0.2%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $237,705 (Collateralized by a Federal Home Loan Bank Security with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $245,000 and a Market Value of $245,000) (Capital Markets)	$237,705	237,705

	Total Short-Term Investment (Cost $237,705)		237,705

	Total Investments, Before Investments Sold Short (Cost $158,675,280) (i)	134.7%	174,328,565

		Shares	Value
	Investments Sold Short (34.9%)
	Common Stocks Sold Short (34.9%)
	Australia (7.1%)
	Alkane Resources, Ltd. (Metals & Mining) (d)	(71,653)	(157,042)
	Arafura Resources, Ltd. (Metals & Mining) (d)	(54,677)	(44,150)
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	(312,444)	(837,533)
	Atlas Iron, Ltd. (Metals & Mining) (d)	(50,232)	(223,499)
	Aurora Oil and Gas, Ltd. (Oil, Gas & Consumable Fuels) (d)	(68,265)	(237,737)
	Austar United Communications, Ltd. (Media) (d)	(413,781)	(477,309)
	Bandanna Energy, Ltd. (Oil, Gas & Consumable Fuels) (d)	(79,170)	(190,478)
	Bathurst Resources, Ltd. (Metals & Mining) (d)	(490,231)	(565,496)
	Beadell Resources, Ltd. (Metals & Mining) (d)	(132,140)	(122,668)
	Coalspur Mines, Ltd. (Oil, Gas & Consumable Fuels) (d)	(189,866)	(345,211)
	Cockatoo Coal, Ltd. (Oil, Gas & Consumable Fuels) (d)	(780,898)	(381,763)
	Cudeco, Ltd. (Metals & Mining) (c)(d)	(112,288)	(405,853)
	Discovery Metals, Ltd. (Metals & Mining) (d)	(245,623)	(392,619)
	Eastern Star Gas, Ltd. (Oil, Gas & Consumable Fuels) (d)	(714,230)	(670,879)
	Energy World Corp, Ltd. (Independent Power Producers & Energy Traders) (d)	(435,344)	(315,658)
	Extract Resources, Ltd. (Oil, Gas & Consumable Fuels) (d)	(92,194)	(792,044)
	Gryphon Minerals, Ltd. (Metals & Mining) (d)	(65,548)	(134,661)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (d)	(91,497)	(442,282)
	Mirabela Nickel, Ltd. (Metals & Mining) (d)	(76,753)	(160,210)
	Murchison Metals, Ltd. (Metals & Mining) (d)	(489,369)	(416,656)
	Pharmaxis, Ltd. (Pharmaceuticals) (d)	(18,189)	(21,981)
	Sandfire Resources NL (Metals & Mining) (d)	(13,324)	(114,175)
	Sundance Resources, Ltd. (Metals & Mining) (d)	(1,277,491)	(736,812)
	TPG Telecom, Ltd. (Diversified Telecommunication Services)	(31,507)	(52,786)
	Virgin Blue Holdings, Ltd. (Airlines) (d)	(1,391,099)	(450,837)
	White Energy Co., Ltd. (Metals & Mining) (d)	(110,017)	(258,651)
	Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	(37,047)	(187,219)
			(9,136,209)
	Austria (0.1%)
	Intercell A.G. (Biotechnology) (d)	(36,320)	(147,171)

	Belgium (0.2%)
	Hansen Transmissions International N.V. (Machinery) (d)	(246,202)	(260,663)
	Tessenderlo Chemie N.V. (Chemicals) (d)	(3)	(1)
			(260,664)
	Bermuda (1.4%)
	Archer, Ltd. (Energy Equipment & Services) (d)	(15,753)	(91,546)
	Beijing Enterprises Water Group, Ltd. (Water Utilities) (d)	(890,000)	(240,949)
	China Gas Holdings, Ltd. (Gas Utilities)	(158,000)	(59,196)
	China Oil and Gas Group, Ltd. (Gas Utilities) (d)	(520,000)	(46,037)
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	(15,789)	(607,010)
	Huabao International Holdings, Ltd. (Chemicals)	(276,000)	(234,434)
	Man Wah Holdings, Ltd. (Household Durables)	(137,600)	(124,999)
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	(280,000)	(238,550)
	VODone, Ltd. (Media)	(758,000)	(167,283)
			(1,810,004)
	Cayman Islands (0.9%)
	BaWang International Group Holding, Ltd. (Personal Products)	(380,000)	(62,409)
	China State Construction International Holdings, Ltd. (Construction & Engineering)	(254,000)	(254,530)
	Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(256,000)	(275,914)
	Geely Automobile Holdings, Ltd. (Automobiles)	(610,000)	(242,630)
	Jinchuan Group International Resources Co., Ltd. (Chemicals) (d)	(89,000)	(35,400)
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	(12,000)	(3,141)
	Lijun International Pharmaceutical Holding, Ltd. (Pharmaceuticals)	(775,000)	(137,225)
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	(276,000)	(131,028)
			(1,142,277)
	China (0.2%)
	Guangzhou Pharmaceutical Co., Ltd. (Pharmaceuticals)	(242,000)	(250,267)

	Denmark (0.2%)
	ALK-Abello A/S (Pharmaceuticals)	(153)	(8,558)
	Bang & Olufsen A/S (Household Durables) (d)	(4,821)	(57,184)
	Genmab A/S (Biotechnology) (d)	(22,931)	(177,881)
	Torm A/S (Oil, Gas & Consumable Fuels) (d)	(5,993)	(21,811)
			(265,434)
	Finland (0.1%)
	Poyry Oyj (Professional Services)	(1,423)	(19,016)
	Stockmann Oyj Abp (Multiline Retail)	(4,257)	(111,939)
			(130,955)
	France (0.3%)
	Bull S.A. (Computers & Peripherals) (d)	(55,436)	(334,555)
	Stallergenes S.A. (Pharmaceuticals)	(497)	(32,493)
			(367,048)
	Germany (0.9%)
	Balda A.G. (Communications Equipment) (d)	(10,393)	(125,458)
	Heidelberger Druckmaschinen A.G. (Machinery) (d)	(212,778)	(604,449)
	MLP A.G. (Capital Markets)	(6,089)	(55,952)
	Nordex A.G. (Electrical Equipment) (d)	(30,308)	(218,749)
	Solar Millennium A.G. (Construction & Engineering) (d)	(4,376)	(92,746)
			(1,097,354)
	Greece (0.4%)
	Marfin Investment Group S.A. (Diversified Financial Services) (d)	(116,168)	(75,115)
	Piraeus Bank S.A. (Commercial Banks) (d)	(280,173)	(362,322)
	TT Hellenic Postbank S.A. (Commercial Banks) (d)	(28,905)	(105,080)
			(542,517)
	Hong Kong (0.3%)
	China Taiping Insurance Holdings Co., Ltd. (Insurance) (d)	(27,600)	(63,531)
	Citic 1616 Holdings, Ltd. (Diversified Telecommunication Services)	(598,000)	(141,180)
	Dah Sing Banking Group, Ltd. (Commercial Banks)	(111,600)	(148,633)
	Dah Sing Financial Holdings, Ltd. (Commercial Banks)	(9,200)	(44,679)
			(398,023)
	Italy (0.6%)
	Falck Renewables S.p.A. (Independent Power Producers & Energy Traders)	(41,272)	(70,512)
	Milano Assicurazioni S.p.A. (Insurance) (d)	(324,638)	(142,321)
	Telecom Italia Media S.p.A (Media) (d)	(365,022)	(101,595)
	Trevi Finanziaria S.p.A. (Construction & Engineering)	(38,819)	(499,780)
			(814,208)
	Japan (13.2%)
	77 Bank, Ltd. (The) (Commercial Banks)	(151,000)	(664,922)
	Akebono Brake Industry Co., Ltd. (Auto Components)	(39,900)	(223,380)
	Asahi Co., Ltd. (Specialty Retail)	(9,800)	(202,403)
	Asahi Diamond Industrial Co., Ltd. (Machinery)	(33,400)	(790,910)
	Cosel Co., Ltd. (Electrical Equipment)	(17,300)	(304,270)
	CSK Holdings Corp. (IT Services) (d)	(136,300)	(575,404)
	CyberAgent, Inc. (Media)	(215)	(751,250)
	Daiichi Chuo KK (Marine) (d)	(119,000)	(211,769)
	Daiseki Co., Ltd. (Commercial Services & Supplies)	(10,300)	(203,498)
	FCC Co., Ltd. (Auto Components)	(1,600)	(38,511)
	Fujiya Co., Ltd. (Food Products) (d)	(24,000)	(46,139)
	Funai Electric Co., Ltd. (Household Durables)	(16,200)	(422,334)
	GCA Savvian Group Corp. (Capital Markets)	(68)	(100,518)
	Harmonic Drive Systems, Inc. (Machinery)	(3,400)	(84,354)
	Haseko Corp. (Household Durables) (d)	(540,500)	(442,313)
	Ishihara Sangyo Kaisha, Ltd. (Chemicals) (d)	(149,000)	(209,028)
	Kakaku.com, Inc. (Internet Software & Services)	(22,600)	(893,901)
	Kandenko Co., Ltd. (Construction & Engineering)	(61,000)	(284,458)
	Kureha Corp. (Chemicals)	(18,000)	(86,744)
	MISUMI Group, Inc. (Trading Companies & Distributors)	(21,900)	(612,466)
	Nichi-iko Pharmaceutical Co., Ltd. (Pharmaceuticals)	(20,700)	(600,955)
	Nifco, Inc./Japan (Auto Components)	(16,500)	(443,658)
	Orient Corp. (Consumer Finance) (d)	(513,500)	(613,652)
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	(147)	(735,143)
	OSAKA Titanium Technologies Co. (Metals & Mining)	(11,200)	(726,687)
	Pigeon Corp. (Household Products)	(11,000)	(421,654)
	Pioneer Corp. (Household Durables) (d)	(29,000)	(153,692)
	Sanken Electric Co., Ltd. (Semiconductors & Semiconductor Equipment)	(48,000)	(261,869)
	Sanrio Co., Ltd. (Specialty Retail)	(20,500)	(886,731)
	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	(147,000)	(492,641)
	Senshu Ikeda Holdings, Inc. (Commercial Banks)	(138,900)	(214,706)
	SHO-BOND Holdings Co., Ltd. (Construction & Engineering)	(20,000)	(489,186)
	Skymark Airlines, Inc. (Airlines)	(52,100)	(793,834)
	Start Today Co., Ltd. (Internet & Catalog Retail)	(32,500)	(807,170)
	Stella Chemifa Corp. (Chemicals)	(6,200)	(189,499)
	Taiyo Holdings Co., Ltd. (Chemicals)	(2,600)	(79,366)
	Tamron Co., Ltd. (Leisure Equipment & Products)	(8,400)	(219,534)
	The Daiei, Inc. (Multiline Retail) (d)	(27,250)	(103,004)
	Toho Titanium Co., Ltd. (Metals & Mining)	(24,900)	(682,781)
	Tokyo Rope Manufacturing Co., Ltd. (Metals & Mining)	(55,000)	(190,752)
	Topcon Corp. (Electronic Equipment & Instruments)	(100)	(572)
	Toyo Tanso Co., Ltd. (Electrical Equipment)	(3,600)	(189,154)
	Wacom Co., Ltd/Japan (Computers & Peripherals)	(589)	(670,214)
			(17,115,026)
	Luxembourg (0.1%)
	SAF-Holland S.A. (Auto Components) (d)	(7,059)	(79,623)

	Netherlands (0.6%)
	TomTom N.V. (Household Durables) (d)	(114,576)	(544,116)
	Wavin N.V. (Construction & Engineering) (d)	(15,258)	(193,832)
			(737,948)
	Norway (0.1%)
	Norwegian Energy Co. ASA (Oil, Gas & Consumable Fuels) (d)	(103,809)	(128,597)
	Sevan Marine ASA (Energy Equipment & Services) (d)	(600,194)	(60,195)
			(188,792)
	Portugal (0.1%)
	Brisa Auto-Estradas de Portugal S.A. (Transportation Infrastructure)	(17,749)	(82,631)

	Singapore (0.0%) ‡
	Oceanus Group, Ltd. (Distributors) (d)	(256,000)	(42,521)

	Spain (0.8%)
	Promotora de Informaciones S.A. (Media) (d)	(235,333)	(478,482)
	SOS Corp. Alimentaria S.A. (Food Products) (d)	(417,301)	(242,846)
	Zeltia S.A. (Biotechnology) (d)	(93,789)	(287,050)
			(1,008,378)
	Sweden (0.6%)
	Nobia AB (Household Durables) (d)	(38,281)	(222,698)
	Rezidor Hotel Group AB (Hotels, Restaurants & Leisure) (d)	(1)	(5)
	SAS AB (Airlines) (d)	(179,324)	(352,013)
	Swedish Orphan Biovitrum AB (Biotechnology) (d)	(60,397)	(219,838)
			(794,554)
	Switzerland (1.4%)
	Basilea Pharmaceutica Registered (Biotechnology) (d)	(5,822)	(429,780)
	Dufry Group (Specialty Retail) (d)	(4,176)	(493,713)
	Kudelski S.A. (Electronic Equipment & Instruments)	(10,484)	(137,202)
	Logitech International S.A. (Computers & Peripherals) (d)	(13,914)	(134,181)
	Temenos Group A.G. Registered (Software) (d)	(20,892)	(504,349)
	Valiant Holding A.G. (Commercial Banks)	(821)	(130,288)
			(1,829,513)
	United Kingdom (5.3%)
	Avocet Mining PLC (Metals & Mining) (d)	(22,509)	(83,594)
	Britvic PLC (Beverages)	(127,816)	(736,201)
	Carpetright PLC (Specialty Retail)	(8,332)	(80,692)
	Charter International PLC (Machinery)	(59,361)	(779,506)
	CSR PLC (Semiconductors & Semiconductor Equipment)	(40,075)	(183,661)
	De La Rue PLC (Commercial Services & Supplies)	(798)	(10,224)
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (d)	(43,474)	(856,745)
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	(61,261)	(504,796)
	DSG International PLC (Specialty Retail) (d)	(3,159,517)	(734,365)
	Heritage Oil PLC (Oil, Gas & Consumable Fuels)	(193,011)	(818,341)
	Imagination Technologies Group PLC (Computers & Peripherals) (d)	(94,371)	(615,284)
	Jazztel PLC (Diversified Telecommunication Services) (d)	(18,826)	(117,131)
	Mothercare PLC (Multiline Retail)	(11,170)	(74,642)
	Premier Foods PLC (Food Products) (d)	(261,153)	(77,846)
	Punch Taverns PLC (Hotels, Restaurants & Leisure) (d)	(47,047)	(49,077)
	Redrow PLC (Household Durables) (d)	(130,255)	(274,528)
	SuperGroup PLC (Specialty Retail) (d)	(25,708)	(449,413)
	Taylor Wimpey PLC (Household Durables) (d)	(795,488)	(461,454)
			(6,907,500)
	Total Investments Sold Short (Proceeds $48,303,113)	(34.9)%	(45,148,617)

	Total Investments, Net of Investments Sold Short (Cost $110,372,167)	99.8	129,179,948

	Other Assets, Less Liabilities	0.2	272,744

	Net Assets	100.0%	$129,452,692

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Fair valued security - The total market value of this security at July 31, 2011 is $12, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Illiquid security. The total market value of these securities at July 31, 2011 is $659,746, which represents 0.5% of the Fund's net assets.
(d)	Non-income producing security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)	ADR - American Depositary Receipt.
(g)	GDR - Global Depositary Receipt.
(h)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(i)	At July 31, 2011, cost is $160,708,774 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$20,274,775
Gross unrealized depreciation	(6,654,984)
Net unrealized appreciation	$13,619,791
The following abbreviations are used in the above portfolio:
€	-Euro
HK$	-Hong Kong Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$172,122,177	$—	$12	$172,122,189
Convertible Preferred Stocks	199,079	—	—	199,079
Exchange Traded Funds	1,011,856	—	—	1,011,856
Preferred Stocks	720,385	—	—	720,385
Warrants	37,351	—	—	37,351
Short-Term Investment
Repurchase Agreement	—	237,705	—	237,705
Total Investments in Securities	$174,090,848	$237,705	$12	$174,328,565

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(45,148,617)	$—	$—	$(45,148,617)
Total Investments in Securities Sold Short	$(45,148,617)	$—	$—	$(45,148,617)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $12 is held in Australia within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Common Stock
Australia	$10	$-	$-	$2	$-	$-	$-	$-	$12	$2
Rights Sold Short
Hong Kong	(583)	-	23	583		(23)	-	-	-	-
Total	$(573)	$-	$23	$585	$-	$(23)	$-	$-	$12	$2

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	2,167	USD	3,145	USD	3,114
Hong Kong Dollar	HKD	82,000		10,542		10,521
Japanese Yen	JPY	823,239		10,485		10,694
New Taiwan Dollar	TWD	905,411		31,335		31,399
Pound Sterling	GBP	5,199		8,431		8,535
Swiss Franc	CHF	29,507		36,074		37,490
Thailand Baht (a)	THB	(31)		(1)		(1)
Total			USD	100,011	USD	101,752
(a)       Currency was overdrawn as of July 31, 2011.

MainStay Cash Reserves Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.6%†
Financial Company Commercial Paper 13.9%
Bank of Nova Scotia
0.06%, due 8/18/11 (a)	$9,500,000	$9,499,731
0.06%, due 8/24/11 (a)	9,500,000	9,499,636
Barclays U.S. Funding Corp.
0.07%, due 8/2/11 (a)	9,395,000	9,394,982
0.15%, due 8/15/11 (a)	9,450,000	9,449,449
BNP Paribas Finance, Inc. 0.30%, due 8/29/11 (a)	9,210,000	9,207,851
Deutsche Bank Financial LLC 0.07%, due 8/4/11 (a)	8,750,000	8,749,949
John Deere Bank S.A. 0.10%, due 8/17/11 (a)(b)	8,140,000	8,139,638
John Deere Credit, Inc.
0.08%, due 9/7/11 (a)(b)	6,700,000	6,699,449
0.10%, due 9/22/11 (a)(b)	5,800,000	5,799,162
JPMorgan Chase & Co. 0.01%, due 8/1/11 (a)	5,550,000	5,550,000
National Cooperative Services 0.16%, due 8/1/11 (a)(b)	11,000,000	11,000,000
National Rural Utilities Cooperative Finance Corp. 0.14%, due 8/19/11 (a)	4,955,000	4,954,653
PACCAR Financial Corp.
0.08%, due 8/4/11 (a)	7,000,000	6,999,954
0.16%, due 8/11/11 (a)	5,550,000	5,549,753
		110,494,207
Government Agency Debt 4.7%
Federal Farm Credit Bank
0.13%, due 11/4/11 (c)	6,920,000	6,920,000
0.171%, due 9/16/11 (c)	5,250,000	5,249,966
0.25%, due 1/12/12 (c)	8,840,000	8,840,000
Federal Home Loan Bank 0.18%, due 1/24/12 (c)	7,135,000	7,135,000
Federal National Mortgage Association 0.147%, due 9/19/11 (c)	8,750,000	8,750,062
		36,895,028
Other Commercial Paper 55.9%
Abbot Laboratories 0.06%, due 9/26/11 (a)(b)	7,745,000	7,744,277
Archer-Daniels-Midland Co.
0.07%, due 8/5/11 (a)(b)	9,225,000	9,224,928
0.10%, due 8/26/11 (a)(b)	9,225,000	9,224,359
Automatic Data Processing, Inc. 0.08%, due 8/5/11 (a)(b)	8,000,000	7,999,929
Becton, Dickinson & Co. 0.10%, due 9/2/11 (a)	2,000,000	1,999,822
Campbell Soup Co.
0.301%, due 12/14/11 (a)(b)	9,210,000	9,199,639
0.401%, due 11/29/11 (a)(b)	7,230,000	7,220,360
Caterpillar, Inc.
0.07%, due 8/19/11 (a)(b)	9,250,000	9,249,676
0.09%, due 8/30/11 (a)(b)	9,250,000	9,249,329
Coca-Cola Co. (The)
0.11%, due 8/29/11 (a)(b)	9,285,000	9,284,206
0.15%, due 9/20/11 (a)(b)	9,250,000	9,248,073
Colgate-Palmolive Co.
0.05%, due 8/18/11 (a)(b)	3,735,000	3,734,912
0.06%, due 8/16/11 (a)(b)	9,395,000	9,394,765
0.15%, due 8/25/11 (a)(b)	500,000	499,950
Danaher Corp.
0.12%, due 8/5/11 (a)(b)	5,570,000	5,569,926
0.12%, due 9/6/11 (a)(b)	9,340,000	9,338,879
0.15%, due 8/16/11 (a)(b)	5,180,000	5,179,676
Duke Energy Corp. 0.28%, due 8/15/11 (a)(b)	2,395,000	2,394,739
Ecolab, Inc. 0.08%, due 8/3/11 (a)(b)	9,953,000	9,952,956
E.I. du Pont de Nemours & Co.
0.07%, due 8/9/11 (a)(b)	9,340,000	9,339,855
0.12%, due 8/8/11 (a)(b)	9,000,000	8,999,790
Florida Power & Light Co.
0.14%, due 8/2/11 (a)	8,590,000	8,589,967
0.18%, due 8/5/11 (a)	3,000,000	2,999,940
0.20%, due 8/24/11 (a)	3,735,000	3,734,523
H.J. Heinz Finance Co. 0.23%, due 8/26/11 (a)(b)	2,950,000	2,949,529
Hewlett-Packard Co.
0.06%, due 8/8/11 (a)(b)	9,225,000	9,224,892
0.08%, due 8/9/11 (a)(b)	1,000,000	999,982
Honeywell International, Inc.
0.09%, due 9/28/11 (a)(b)	7,470,000	7,468,917
0.11%, due 9/27/11 (a)(b)	9,340,000	9,338,373
Illinois Tool Works, Inc.
0.08%, due 8/12/11 (a)(b)	5,605,000	5,604,863
0.09%, due 9/7/11 (a)(b)	4,000,000	3,999,630
0.09%, due 9/16/11 (a)(b)	7,000,000	6,999,195
International Business Machines Corp.
0.06%, due 8/10/11 (a)(b)	9,395,000	9,394,859
0.06%, due 8/25/11 (a)(b)	7,515,000	7,514,699
0.07%, due 9/19/11 (a)(b)	5,000,000	4,999,524
Kellogg Co. 0.20%, due 8/11/11 (a)(b)	3,055,000	3,054,830
McDonald's Corp.
0.06%, due 8/25/11 (a)(b)	4,060,000	4,059,838
0.07%, due 9/2/11 (a)(b)	9,225,000	9,224,426
0.08%, due 8/12/11 (a)(b)	9,395,000	9,394,770
Medtronic, Inc. 0.10%, due 8/18/11 (a)(b)	9,350,000	9,349,558
Merck & Co., Inc. 0.11%, due 8/15/11 (a)(b)	9,480,000	9,479,595
Nestle Capital Corp. 0.05%, due 8/2/11 (a)(b)	9,365,000	9,364,987
Novartis Finance Corp. 0.05%, due 8/3/11 (a)(b)	6,000,000	5,999,983
Novartis Securities Investment, Ltd. 0.10%, due 8/8/11 (a)(b)	12,500,000	12,499,757
NSTAR Electric Co. 0.08%, due 8/2/11 (a)	9,500,000	9,499,979
Parker Hannifin Corp. 0.08%, due 8/9/11 (a)(b)	4,700,000	4,699,916
PepsiCo, Inc. 0.09%, due 8/9/11 (a)(b)	3,715,000	3,714,926
Procter & Gamble Co. (The)
0.08%, due 9/19/11 (a)(b)	7,470,000	7,469,187
0.10%, due 10/17/11 (a)(b)	3,690,000	3,689,211
Roche Holdings, Inc.
0.09%, due 8/22/11 (a)(b)	5,475,000	5,474,713
0.10%, due 8/17/11 (a)(b)	9,285,000	9,284,587
Schlumberger Technology Corp.
0.07%, due 8/26/11 (a)(b)	10,000,000	9,999,514
0.08%, due 8/19/11 (a)(b)	9,340,000	9,339,626
Societe Generale North America, Inc. 0.24%, due 8/1/11 (a)	9,210,000	9,210,000
South Carolina Electric & Gas Co. 0.30%, due 8/29/11 (a)	2,950,000	2,949,312
Southern Co.
0.15%, due 8/9/11 (a)(b)	5,605,000	5,604,813
0.17%, due 8/11/11 (a)(b)	7,515,000	7,514,645
0.18%, due 8/30/11 (a)(b)	7,380,000	7,378,930
United Technologies Corp. 0.06%, due 8/23/11 (a)(b)	11,210,000	11,209,589
Virginia Electric and Power Co. 0.32%, due 8/22/11 (a)	2,990,000	2,989,442
Wal-Mart Stores, Inc. 0.05%, due 8/10/11 (a)(b)	4,835,000	4,834,940
Walt Disney Co. (The) 0.10%, due 8/8/11 (a)(b)	7,240,000	7,239,859
WW Grainger, Inc.
0.07%, due 8/23/11 (a)	5,605,000	5,604,760
0.08%, due 8/10/11 (a)	5,605,000	5,604,888
		443,609,520
Other Notes 7.7%
BMW Vehicle Lease Trust Series 2011-1, Class A1 0.289%, due 4/20/12	1,675,612	1,675,612
CarMax Auto Owner Trust Series 2011-1, Class A1 0.334%, due 3/15/12	867,598	867,598
CNH Equipment Trust
Series 2011-A, Class A1 0.336%, due 5/15/12	2,237,117	2,237,117
Series 2010-C, Class A1 0.427%, due 12/9/11	710,419	710,419
Enterprise Fleet Financing LLC Series 2011-2, Class A1 0.384%, due 7/20/12 (b)	3,014,682	3,014,682
Ford Credit Auto Lease Trust Series 2011-A, Class A1 0.261%, due 7/15/12 (b)	3,622,289	3,622,289
Ford Credit Auto Owner Trust Series 2011-B, Class A1 0.219%, due 8/15/12 (b)	1,940,000	1,940,000
GE Equipment Small Ticket LLC Series 2011-1A, Class A1 0.383%, due 2/21/12 (b)	838,235	838,235
GE Equipment Transportation LLC Series 2011-1, Class A1 0.294%, due 7/20/12	1,530,949	1,530,949
Great America Leasing Receivables Series 2011-1, Class A1 0.405%, due 3/15/12 (b)	1,519,879	1,519,879
Holmes Master Issuer PLC Series 2010-1A, Class A1 0.337%, due 10/15/11 (b)(c)	3,500,000	3,500,000
Hyundai Auto Receivables Trust Series 2011-A, Class A1 0.318%, due 2/15/12	913,356	913,356
International Bank for Reconstruction & Development 0.23%, due 7/25/12 (c)	7,515,000	7,515,000
John Deere Owner Trust Series 2011-A, Class A1 0.306%, due 5/11/12	1,980,830	1,980,830
Macquarie Equipment Funding Trust Series 2011-A, Class A1 0.432%, due 3/20/12 (b)	1,426,936	1,426,936
Mercedes-Benz Auto Lease Trust Series 2011-1A, Class A1 0.308%, due 3/15/12 (b)	756,991	756,991
MMAF Equipment Finance LLC Series 2011-AA, Class A1 0.323%, due 8/15/12 (b)	3,000,000	3,000,000
Nissan Auto Receivables Owner Trust Series 2011-A, Class A1 0.261%, due 4/16/12	1,863,752	1,863,752
Sanofi 0.296%, due 3/28/12 (c)	8,995,000	8,995,000
SMART Trust Series 2011-2USA, Class A1 0.365%, due 7/14/12 (b)	3,080,000	3,080,000
Toronto-Dominion Bank (The) 0.266%, due 1/12/12 (c)	7,135,000	7,135,000
World Omni Auto Receivables Trust Series 2011-A, Class A1 0.294%, due 3/15/12	1,333,963	1,333,963
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A1 0.301%, due 4/16/12	1,166,292	1,166,292
		60,623,900
Treasury Debt 10.8%
United States Treasury Notes
0.625%, due 6/30/12	11,710,000	11,751,956
0.625%, due 7/31/12	3,860,000	3,875,758
0.75%, due 5/31/12	8,910,000	8,948,583
0.875%, due 1/31/12	5,525,000	5,544,145
0.875%, due 2/29/12	5,780,000	5,799,799
1.00%, due 8/31/11	8,750,000	8,755,034
1.00%, due 9/30/11	8,670,000	8,680,223
1.00%, due 10/31/11	8,865,000	8,880,403
1.00%, due 12/31/11	5,335,000	5,349,471
1.00%, due 3/31/12	9,605,000	9,654,046
1.00%, due 4/30/12	8,450,000	8,497,485
		85,736,903
Treasury Repurchase Agreements 6.6%
Bank of America N.A. 0.12%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $26,307,263 (Collateralized by a United States Treasury Bond with a rate of 6.00% and a maturity date of 2/15/26, with a Principal Amount of $20,680,800 and a Market Value of $26,833,179)	26,307,000	26,307,000
Deutsche Bank Securities, Inc. 0.14%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $26,000,303 (Collateralized by a United States Treasury Note with a rate of 0.75% and maturity date of 6/15/14, with a Principal Amount of $26,413,700 and a Market Value of $26,520,058)	26,000,000	26,000,000
		52,307,000
Total Short-Term Investments (Amortized Cost $789,666,558) (d)	99.6%	789,666,558

Other Assets, Less Liabilities	0.4	3,508,076

Net Assets	100.0%	$793,174,634

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Short-Term Investments
Financial Company Commercial Paper	$—	$110,494,207	$—	$110,494,207
Government Agency Debt	—	36,895,028	—	36,895,028
Other Commercial Paper	—	443,609,520	—	443,609,520
Other Notes	—	60,623,900	—	60,623,900
Treasury Debt	—	85,736,903	—	85,736,903
Treasury Repurchase Agreements	—	52,307,000	—	52,307,000
Total Investments in Securities	$—	$789,666,558	$—	$789,666,558

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 39.4%
MainStay 130/30 Core Fund Class I	1,514,304	$12,296,147
MainStay 130/30 Growth Fund Class I (a)	6,913	61,528
MainStay 130/30 International Fund Class I	136,619	995,950
MainStay Common Stock Fund Class I	197,243	2,319,579
MainStay Epoch International Small Cap Fund Class I	80,724	1,622,550
MainStay Epoch U.S. All Cap Fund Class I	724,389	17,769,262
MainStay Growth Equity Fund Class I (a)	3,086	35,892
MainStay ICAP Equity Fund Class I	217,045	7,939,524
MainStay ICAP International Fund Class I	161,632	4,934,620
MainStay ICAP Select Equity Fund Class I	210,464	7,408,349
MainStay Large Cap Growth Fund Class I (a)	2,276,540	17,620,419
MainStay MAP Fund Class I	720,821	23,628,512
MainStay U.S. Small Cap Fund Class I	195,482	3,366,203

Total Equity Funds (Cost $91,051,766)		99,998,535

Fixed Income Funds 60.7%
MainStay Cash Reserves Fund Class I	6,419,452	6,419,452
MainStay Convertible Fund Class I	239,022	3,931,905
MainStay Flexible Bond Opportunities Fund Class I (b)	2,380,771	21,379,320
MainStay Floating Rate Fund Class I	2,322,235	21,968,339
MainStay Global High Income Fund Class I	22,888	279,693
MainStay High Yield Corporate Bond Fund Class I	976,906	5,822,357
MainStay High Yield Opportunities Fund Class I	549,392	6,504,805
MainStay Indexed Bond Fund Class I (b)	4,600,501	52,951,772
MainStay Intermediate Term Bond Fund Class I (b)	3,219,350	34,833,366

Total Fixed Income Funds (Cost $148,957,004)		154,091,009

Total Investments (Cost $240,008,770) (c)	100.1%	254,089,544

Other Assets, Less Liabilities	(0.1)	(374,375)

Net Assets	100.0%	$253,715,169

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At July 31, 2011, cost is $242,859,358 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$14,300,501
Gross unrealized depreciation	(3,070,315)
Net unrealized appreciation	$11,230,186

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$99,998,535	$—	$—	$99,998,535
Fixed Income Funds	154,091,009	—	—	154,091,009
Total Investments in Securities	$254,089,544	$—	$—	$254,089,544

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 94.2% †
	Belgium 4.0%
¤	InBev N.V. (Beverages)	29,800	$1,721,348

	France 8.9%
	Alstom S.A. (Electrical Equipment)	20,300	1,072,109
	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	15,300	1,289,614
¤	LVMH Moet Hennessy Louis Vuitton S.A. (Textiles, Apparel & Luxury Goods)	7,700	1,415,655
			3,777,378
	Germany 10.4%
	BASF S.E. (Chemicals)	14,500	1,317,191
¤	Deutsche Boerse A.G. (Diversified Financial Services) (a)	20,650	1,533,448
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	20,700	1,589,212
			4,439,851
	Hong Kong 2.8%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (b)	24,200	1,205,886

	Israel 3.8%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (b)	34,600	1,613,744

	Luxembourg 6.6%
	SES S.A. (Media)	50,150	1,357,259
¤	Subsea 7 S.A. (Energy Equipment & Services) (a)	54,800	1,449,310
			2,806,569
	Netherlands 1.8%
	Core Laboratories N.V. (Energy Equipment & Services)	7,050	766,194

	United Kingdom 8.7%
	Pearson PLC (Media)	67,227	1,295,507
	Rexam PLC (Containers & Packaging)	204,450	1,246,735
	Vodafone Group PLC (Wireless Telecommunication Services)	414,200	1,169,409
			3,711,651
	United States 47.2%
	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,700	1,213,632
	Apple, Inc. (Computers & Peripherals) (a)	3,150	1,230,012
	Automatic Data Processing, Inc. (IT Services)	16,450	847,011
	Boeing Co. (The) (Aerospace & Defense)	9,050	637,754
¤	Comcast Corp. Class A (Media)	67,200	1,568,448
	Danaher Corp. (Industrial Conglomerates)	20,700	1,016,577
	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,800	1,007,360
	Electronic Arts, Inc. (Software) (a)	37,545	835,376
	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	14,400	1,306,944
¤	MetLife, Inc. (Insurance)	36,300	1,495,923
¤	Microsoft Corp. (Software)	50,650	1,387,810
	Nalco Holding Co. (Chemicals)	25,457	899,905
¤	Oracle Corp. (Software)	46,380	1,418,300
	Rockwell Collins, Inc. (Aerospace & Defense)	15,350	845,632
	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services) (a)	17,350	1,042,561
	UnitedHealth Group, Inc. (Health Care Providers & Services)	25,550	1,268,046
	Visa, Inc. Class A (IT Services)	14,310	1,224,077
	Yahoo!, Inc. (Internet Software & Services) (a)	62,950	824,645
			20,070,013
	Total Common Stocks (Cost $37,162,584)		40,112,634

		Principal Amount	Value
	Short-Term Investment 5.5%
	Repurchase Agreement 5.5%
	United States 5.5%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $2,323,945 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $2,190,000 and a Market Value of $2,371,415) (Capital Markets)	$2,323,943	2,323,943

	Total Short-Term Investment (Cost $2,323,943)		2,323,943

	Total Investments (Cost $39,486,527) (c)	99.7%	42,436,577

	Other Assets, Less Liabilities	0.3	129,806

	Net Assets	100.0%	$42,566,383

¤
Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2011, cost is $39,962,884 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,039,549
Gross unrealized depreciation	(1,565,856)
Net unrealized appreciation	$2,473,693

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$40,112,634	$—	$—	$40,112,634
Short-Term Investment
Repurchase Agreement	—	2,323,943	—	2,323,943
Total Investments in Securities	$40,112,634	$2,323,943	$—	$42,436,577

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Common Stock
Aerospace & Defense	$14,577	$-	$(65)	$(167)	$		$(14,345)	$-	$-	$-	$-
Total	$14,577	$-	$(65)	$(167)		$-	$(14,345)	$-	$-	$-	$-

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	13,615	USD	8,534	USD	8,779
Euro	EUR	115,625		162,257		166,141
South Korean Won	KRW	21,846		21		21
Total			USD	170,812	USD	174,941

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Australia 1.6%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	39,600	$3,625,380
	JB Hi-Fi, Ltd. (Specialty Retail)	202,000	3,328,759
	Westpac Banking Corp. (Commercial Banks)	159,802	3,584,906
			10,539,045
	Belgium 2.2%
	InBev N.V. (Beverages)	159,800	9,230,583
	Mobistar S.A. (Wireless Telecommunication Services)	73,600	5,138,674
			14,369,257
	Brazil 1.0%
	CPFL Energia S.A. (Electric Utilities)	457,200	6,500,474

	Canada 3.7%
¤	BCE, Inc. (Diversified Telecommunication Services)	364,900	13,924,595
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	150,250	5,736,690
	Shaw Communications, Inc. (Media)	228,200	5,154,174
			24,815,459
	Finland 0.5%
	Fortum Oyj (Electric Utilities)	130,600	3,462,309

	France 7.0%
	Air Liquide S.A. (Chemicals)	27,333	3,768,415
	France Telecom S.A. (Diversified Telecommunication Services)	436,300	9,052,713
	SCOR SE (Insurance)	228,600	5,904,341
¤	Total S.A. (Oil, Gas & Consumable Fuels)	189,800	10,303,493
	Vinci S.A. (Construction & Engineering)	148,900	8,669,428
	Vivendi S.A. (Media)	388,800	9,332,523
			47,030,913
	Germany 3.5%
¤	BASF S.E. (Chemicals)	120,200	10,919,061
	Daimler A.G. (Automobiles)	90,600	6,595,074
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	40,470	5,992,493
			23,506,628
	Hong Kong 1.1%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	145,900	7,270,197

	Italy 1.8%
	Enel S.p.A. (Electric Utilities)	753,700	4,353,624
	Terna S.p.A. (Electric Utilities)	1,738,200	7,887,478
			12,241,102
	Norway 0.5%
	Orkla ASA (Industrial Conglomerates)	386,200	3,636,562

	Philippines 0.6%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services) (a)	74,431	4,212,795

	Spain 1.4%
	Telefonica S.A. (Diversified Telecommunication Services)	404,100	9,029,123

	Switzerland 5.5%
¤	Nestle S.A. Registered (Food Products)	182,900	11,677,435
	Novartis A.G. (Pharmaceuticals)	85,800	5,287,212
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	30,900	5,559,291
¤	Swisscom A.G. (Diversified Telecommunication Services)	29,200	14,079,664
			36,603,602
	Taiwan 1.3%
	HTC Corp. (Communications Equipment)	119,280	3,549,175
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment) (a)	431,900	5,338,284
			8,887,459
	United Kingdom 21.6%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals) (a)	189,000	9,168,390
	BAE Systems PLC (Aerospace & Defense)	1,402,500	6,998,492
	British American Tobacco PLC (Tobacco)	119,300	5,523,248
	Compass Group PLC (Hotels, Restaurants & Leisure)	483,300	4,557,585
	Diageo PLC, Sponsored ADR (Beverages) (a)	123,200	10,008,768
	FirstGroup PLC (Road & Rail)	1,548,800	9,266,609
	GlaxoSmithKline PLC (Pharmaceuticals)	225,100	5,039,853
¤	Imperial Tobacco Group PLC (Tobacco)	354,900	12,332,606
	Meggitt PLC (Aerospace & Defense)	793,300	5,056,300
	National Grid PLC (Multi-Utilities)	1,020,210	9,997,511
	Next PLC (Multiline Retail)	130,600	5,091,371
¤	Pearson PLC (Media)	638,700	12,308,156
	Reckitt Benckiser Group PLC (Household Products)	91,900	5,214,863
¤	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	141,500	10,408,740
	Scottish & Southern Energy PLC (Electric Utilities)	321,800	6,903,823
	Unilever PLC (Food Products)	107,100	3,424,573
	United Utilities Group PLC (Water Utilities)	660,559	6,380,961
¤	Vodafone Group PLC (Wireless Telecommunication Services)	4,631,900	13,077,225
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	838,650	4,004,538
			144,763,612
	United States 42.8%
	Abbott Laboratories (Pharmaceuticals)	72,300	3,710,436
	Altria Group, Inc. (Tobacco)	355,700	9,354,910
	Arthur J. Gallagher & Co. (Insurance)	212,000	5,961,440
	AT&T, Inc. (Diversified Telecommunication Services)	247,355	7,237,607
	Automatic Data Processing, Inc. (IT Services)	74,500	3,836,005
	Bemis Co., Inc. (Containers & Packaging)	109,700	3,466,520
	Bristol-Myers Squibb Co. (Pharmaceuticals)	266,500	7,637,890
	CenturyLink, Inc. (Diversified Telecommunication Services)	270,000	10,019,700
	Chevron Corp. (Oil, Gas & Consumable Fuels)	48,800	5,076,176
	CMS Energy Corp. (Multi-Utilities)	236,400	4,524,696
	Coca-Cola Co. (The) (Beverages)	54,000	3,672,540
	Coca-Cola Enterprises, Inc. (Beverages)	131,900	3,707,709
	Comcast Corp. Class A (Media)	230,300	5,375,202
	ConocoPhillips (Oil, Gas & Consumable Fuels)	48,300	3,477,117
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	81,900	5,555,277
	Diebold, Inc. (Computers & Peripherals)	118,400	3,580,416
	Duke Energy Corp. (Electric Utilities)	177,250	3,296,850
	E.I. du Pont de Nemours & Co. (Chemicals)	125,000	6,427,500
	Emerson Electric Co. (Electrical Equipment)	66,200	3,249,758
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	111,000	4,616,490
	ExxonMobil Corp. (Oil, Gas & Consumable Fuels)	45,700	3,646,403
	Genuine Parts Co. (Distributors)	71,400	3,795,624
	H.J. Heinz Co. (Food Products)	67,100	3,532,144
	Honeywell International, Inc. (Aerospace & Defense)	62,700	3,329,370
	Integrys Energy Group, Inc. (Multi-Utilities)	65,750	3,301,308
	Johnson & Johnson (Pharmaceuticals)	78,800	5,105,452
	Kimberly-Clark Corp. (Household Products)	108,900	7,117,704
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	92,300	6,506,227
	Lockheed Martin Corp. (Aerospace & Defense)	84,500	6,399,185
	Lorillard, Inc. (Tobacco)	73,900	7,849,658
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	69,700	3,231,292
	McDonald's Corp. (Hotels, Restaurants & Leisure)	44,000	3,805,120
	Merck & Co., Inc. (Pharmaceuticals)	131,500	4,488,095
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	174,600	5,892,750
	Microsoft Corp. (Software)	204,200	5,595,080
	NiSource, Inc. (Multi-Utilities)	484,600	9,754,998
	Oracle Corp. (Software)	221,600	6,776,528
	PepsiCo., Inc. (Beverages)	48,800	3,125,152
¤	Philip Morris International, Inc. (Tobacco)	147,200	10,476,224
	Pitney Bowes, Inc. (Commercial Services & Supplies)	278,200	5,995,210
	Progress Energy, Inc. (Electric Utilities)	139,800	6,534,252
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	249,500	4,693,095
	Regal Entertainment Group Class A (Media)	483,700	6,186,523
	Reynolds American, Inc. (Tobacco)	220,800	7,772,160
	SCANA Corp. (Multi-Utilities)	91,400	3,581,966
	Southern Co. (Electric Utilities)	155,900	6,164,286
	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	128,000	3,458,560
	TECO Energy, Inc. (Multi-Utilities)	325,700	6,035,221
	Time Warner, Inc. (Media)	134,100	4,714,956
	Travelers Cos., Inc. (The) (Insurance)	60,500	3,335,365
	Vectren Corp. (Multi-Utilities)	167,600	4,426,316
	Verizon Communications, Inc. (Diversified Telecommunication Services)	225,500	7,957,895
	Waste Management, Inc. (Commercial Services & Supplies)	96,700	3,045,083
	Williams Partners, L.P. (Oil, Gas & Consumable Fuels)	98,800	5,513,040
			286,926,481
	Total Common Stocks (Cost $585,016,917)		643,795,018

	Preferred Stock 0.7%
	United States 0.7%
	MetLife, Inc. 6.50% (Insurance)	181,600	4,538,184

	Total Preferred Stock (Cost $4,338,836)		4,538,184

		Principal Amount	Value
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	United States 2.4%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $15,876,498 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $14,960,000 and a Market Value of $16,199,256) (Capital Markets)	$15,876,485	15,876,485

	Total Short-Term Investment (Cost $15,876,485)		15,876,485

	Total Investments (Cost $605,232,238) (b)	99.2%	664,209,687

	Other Assets, Less Liabilities	0.8	5,542,770

	Net Assets	100.0%	$669,752,457

¤
Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	ADR - American Depositary Receipt.
(b)	At July 31, 2011, cost is $605,527,201 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$72,299,032
Gross unrealized depreciation	(13,616,546)
Net unrealized appreciation	$58,682,486

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$643,795,018	$—	$—	$643,795,018
Preferred Stock	4,538,184	—	—	4,538,184
Short-Term Investment
Repurchase Agreement	—	15,876,485	—	15,876,485
Total Investments in Securities	$648,333,202	$15,876,485	$—	$664,209,687

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	1,675	USD	1,075	USD	1,080
Canadian Dollar	CAD	14,636		15,424		15,319
Euro	EUR	33		47		47
New Taiwan Dollar	TWD	860,346		29,838		29,837
Total			USD	46,384	USD	46,283

MainStay Epoch International Small Cap Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 94.1% †
	Australia 2.0%
	Centamin Egypt, Ltd. (Metals & Mining) (a)	1,058,700	$2,382,338
	SAI Global, Ltd. (Professional Services)	427,474	2,118,001
			4,500,339
	Austria 0.8%
	Andritz A.G. (Machinery)	18,350	1,784,789

	Belgium 1.1%
	Telenet Group Holding N.V. (Diversified Telecommunication Services) (a)	59,702	2,439,747

	Bermuda 3.2%
	Biosensors International Group, Ltd. (Health Care Equipment & Supplies) (a)	2,266,900	2,569,819
	Dockwise, Ltd. (Energy Equipment & Services) (a)	57,300	1,449,908
	Huabao International Holdings, Ltd. (Chemicals)	420,000	356,747
	Lancashire Holdings, Ltd. (Insurance)	134,850	1,547,234
	Man Wah Holdings, Ltd. (Household Durables)	910,400	827,026
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,435
	Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	28,000	445,200
			7,197,369
	Brazil 5.5%
	BR Properties S.A. (Real Estate Management & Development)	101,900	1,131,455
	Diagnosticos da America S.A. (Health Care Providers & Services)	249,100	3,091,966
¤	Localiza Rent a Car S.A. (Road & Rail)	302,400	4,902,045
	Mills Estruturas e Servicos de Engenharia S.A. (Trading Companies & Distributors)	193,200	2,616,114
	Rossi Residencial S.A. (Household Durables)	67,950	510,441
			12,252,021
	British Virgin Islands 1.2%
	Camelot Information Systems, Inc., ADR (IT Services) (a)(d)	130,550	1,533,962
	Playtech, Ltd. (Software)	200,550	1,234,474
			2,768,436
	Canada 3.7%
	Crew Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	212,000	3,372,651
	Detour Gold Corp. (Metals & Mining) (a)	22,200	697,751
	Dorel Industries, Inc. Class B (Household Durables)	19,350	566,860
	Paramount Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	52,150	1,828,484
	SouthGobi Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	153,850	1,745,496
			8,211,242
	Cayman Islands 4.5%
	China High Precision Automation Group, Ltd. (Electronic Equipment & Instruments)	2,095,600	1,454,652
	China Shanshui Cement Group (Construction Materials)	893,000	1,075,897
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	1,233,500	1,630,159
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	208,500	992,507
	New World Department Store China, Ltd. (Multiline Retail)	746,000	546,548
	Shenguan Holdings Group, Ltd. (Food Products)	2,426,000	1,553,262
	Sino Biopharmaceutical, Ltd. (Biotechnology)	4,205,750	1,467,797
	Xingda International Holdings, Ltd. (Metals & Mining)	1,988,000	1,408,020
			10,128,842
	China 0.6%
	Dalian Port PDA Co., Ltd. (Transportation Infrastructure)	1,578,426	482,009
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health Care Equipment & Supplies)	364,000	496,931
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical Equipment)	154,000	454,467
			1,433,407
	Denmark 0.5%
	Christian Hansen Holding A/S (Chemicals)	49,000	1,132,183

	France 9.4%
	Alten, Ltd. (IT Services)	92,800	3,466,951
¤	Altran Technologies S.A. (IT Services) (a)	556,000	4,442,772
	Eurazeo (Diversified Financial Services)	15,962	1,089,106
	Eurofins Scientific (Life Sciences Tools & Services)	13,212	1,194,683
	Guyenne et Gascogne S.A. (Food & Staples Retailing)	3,000	408,611
	IPSOS (Media)	64,350	3,051,790
	Mersen (Electrical Equipment)	53,900	2,918,273
	Saft Groupe S.A. (Electrical Equipment)	17,006	552,985
¤	Societe BIC S.A. (Commercial Services & Supplies)	40,700	3,848,102
			20,973,273
	Germany 2.7%
	Asian Bamboo A.G. (Food Products)	39,050	1,282,134
	GFK SE (Media)	23,600	1,187,048
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	14,555	582,457
	Joyou A.G. (Household Durables) (a)	40,650	727,496
	Morphosys A.G. (Life Sciences Tools & Services) (a)	69,050	1,955,089
	Software A.G. (Software)	3,800	186,030
	Stroer Out-of-Home Media A.G. (Media) (a)	6,950	168,771
			6,089,025
	Hong Kong 0.8%
	Television Broadcasts, Ltd. (Media)	164,000	1,126,826
	Vitasoy International Holdings, Ltd. (Food Products)	936,000	682,147
			1,808,973
	Ireland 0.2%
	Smurfit Kappa Group PLC (Containers & Packaging) (a)	40,850	420,273

	Italy 7.4%
¤	Amplifon S.p.A. (Health Care Providers & Services)	570,800	3,662,933
	Astaldi S.p.A (Construction & Engineering)	79,498	490,049
	Azimut Holding S.p.A (Capital Markets)	63,400	519,267
	Danieli & Co. S.p.A. (Machinery)	54,050	790,624
	Exor S.p.A (Diversified Financial Services)	63,114	1,903,551
	Mediolanum S.p.A. (Insurance)	388,100	1,616,100
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (a)	67,200	909,592
	Salvatore Ferragamo Italia S.p.A (Textiles, Apparel & Luxury Goods) (a)	129,620	2,467,824
¤	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	31,719	4,254,614
			16,614,554
	Japan 15.3%
	Air Water, Inc. (Chemicals)	102,160	1,242,083
	Daicel Chemical Industries, Ltd. (Chemicals)	161,000	1,154,407
	GMO internet, Inc. (Internet Software & Services)	104,000	472,819
	Gree, Inc. (Internet Software & Services) (a)	82,400	1,891,288
¤	JGC Corp. (Construction & Engineering)	165,750	5,178,005
	Kansai Paint Co., Ltd. (Chemicals)	120,440	1,113,896
	McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	75,900	1,990,545
	Nabtesco Corp. (Machinery)	93,300	2,365,676
	NET One Systems Co., Ltd. (IT Services)	600	1,437,163
	Nifco, Inc./Japan (Auto Components)	89,350	2,402,475
	Nippon Shokubai Co, Ltd. (Chemicals)	121,000	1,584,309
	Oracle Corp. Japan (Software)	6,800	228,330
	ORIX Corp. (Diversified Financial Services)	3,050	330,415
	Osaka Securities Exchange Co., Ltd. (Diversified Financial Services)	100	500,097
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	28,000	1,127,492
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	28,100	2,905,449
	Sohgo Security Services Co., Ltd. (Commercial Services & Supplies)	46,600	539,334
	Start Today Co., Ltd. (Internet & Catalog Retail)	43,700	1,085,334
	Sundrug Co., Ltd. (Food & Staples Retailing)	35,800	1,154,194
¤	Sysmex Corp. (Health Care Equipment & Supplies)	146,400	5,600,416
			34,303,727
	Luxembourg 2.4%
	L'Occitane International S.A. (Specialty Retail) (a)	400,450	1,099,551
¤	Subsea 7 S.A. (Energy Equipment & Services) (a)	161,101	4,260,681
			5,360,232
	Netherlands 5.2%
	BinckBank N.V. (Capital Markets)	41,250	571,383
	Core Laboratories N.V. (Energy Equipment & Services)	19,500	2,119,260
	Imtech N.V. (Construction & Engineering)	68,850	2,227,420
	Koninklijke Vopak N.V. (Transportation Infrastructure)	27,250	1,363,982
	SBM Offshore N.V. (Energy Equipment & Services)	147,271	3,560,399
	Ten Cate N.V. (Textiles, Apparel & Luxury Goods)	34,465	1,201,917
	USG People N.V. (Professional Services)	36,100	542,582
			11,586,943
	Norway 0.7%
	Marine Harvest (Food Products)	288,600	167,983
	Petroleum Geo-Services ASA (Energy Equipment & Services) (a)	83,300	1,357,572
			1,525,555
	Republic of Korea 2.3%
	BS Financial Group, Inc. (Commercial Banks) (a)	128,020	1,973,181
	Glovis Co., Ltd. (Air Freight & Logistics)	12,026	2,190,071
	LIG Insurance Co., Ltd. (Insurance)	39,700	986,570
			5,149,822
	Spain 1.0%
	Ebro Puleva S.A. (Food Products)	9,541	185,489
	Obrascon Huarte Lain S.A. (Construction & Engineering)	63,740	2,033,253
			2,218,742
	Sweden 0.5%
	Rezidor Hotel Group AB (Hotels, Restaurants & Leisure) (a)	231,200	1,186,979

	Switzerland 2.6%
	EFG International A.G. (Capital Markets) (a)	105,350	1,161,855
	Helvetia Holding A.G. (Insurance)	3,550	1,436,599
	Partners Group Holding A.G. (Capital Markets)	5,850	1,114,179
	Sulzer A.G. (Machinery)	1,550	226,085
	Temenos Group A.G. Registered (Software) (a)	73,174	1,766,477
			5,705,195
	Taiwan 1.5%
	First Steamship Co., Ltd. (Marine)	198,000	510,870
	Tong Yang Industry Co., Ltd. (Auto Components) (a)	148,000	196,321
	TXC Corp. (Electronic Equipment & Instruments)	856,500	1,403,465
	WPG Holdings, Ltd. (Electronic Equipment & Instruments)	674,800	1,127,962
			3,238,618
	United Kingdom 19.0%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	1,173,950	2,703,555
	Aggreko PLC (Commercial Services & Supplies)	17,776	564,019
¤	Ashtead Group PLC (Trading Companies & Distributors)	1,364,100	3,591,522
	Bovis Homes Group PLC (Household Durables)	45,800	310,036
	Cookson Group PLC (Industrial Conglomerates)	176,600	1,866,829
	Domino's Pizza UK & IRL PLC (Hotels, Restaurants & Leisure)	139,800	1,151,964
¤	Homeserve PLC (Commercial Services & Supplies)	471,665	3,736,362
	Informa PLC (Media)	244,397	1,620,710
	Intermediate Capital Group PLC (Capital Markets)	723,850	3,164,082
	Intertek Group PLC (Professional Services)	97,600	3,067,938
	ITV PLC (Media) (a)	1,284,300	1,474,627
	Jazztel PLC (Diversified Telecommunication Services) (a)	340,472	2,118,340
	Meggitt PLC (Aerospace & Defense)	387,950	2,472,698
	Micro Focus International PLC (Software)	89,450	425,801
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	363,900	3,088,166
	Misys PLC (Software) (a)	269,381	1,751,016
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	227,900	1,518,792
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	426,600	2,047,511
	SThree PLC (Professional Services)	505,153	2,987,550
	TUI Travel PLC (Hotels, Restaurants & Leisure)	273,700	876,067
	Whitbread PLC (Hotels, Restaurants & Leisure)	81,500	2,081,590
			42,619,175
	Total Common Stocks (Cost $181,210,555)		210,649,461

	Preferred Stocks 1.9%
	Germany 1.9%
	Jungheinrich A.G. 0.54% (Machinery)	21,352	883,604
	ProSiebenSat.1 Media A.G. 0.09% (Media)	128,950	3,336,113

	Total Preferred Stocks (Cost $3,191,917)		4,219,717

		Principal Amount	Value
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	United States 1.8%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $3,974,971 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $4,055,000 and a Market Value of $4,055,000) (Capital Markets)	$3,974,967	3,974,967

	Total Short-Term Investment (Cost $3,974,967)		3,974,967

	Total Investments (Cost $188,377,439) (e)	97.8%	218,844,145

	Other Assets, Less Liabilities	2.2	4,999,326

	Net Assets	100.0%	$223,843,471
¤
Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Illiquid security - The total market value of this security at July 31, 2011 is $1,435, which represents less than one-tenth of a percent of the Fund's net assets.
(c)	Fair valued security - The total market value of this security at July 31, 2011 is $1,435, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	ADR - American Depositary Receipt.
(e)	At July 31, 2011, cost is $193,489,082 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$39,091,178
Gross unrealized depreciation	(13,736,115)
Net unrealized appreciation	$25,355,063

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$210,648,026	$—	$1,435	$210,649,461
Preferred Stocks	4,219,717	—	—	4,219,717
Short-Term Investment
Repurchase Agreement	—	3,974,967	—	3,974,967
Total Investments in Securities	$214,867,743	$3,974,967	$1,435	$218,844,145

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,435 is a security listed under Bermuda within the Textiles, Apparel & Luxury Goods industry within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Common Stock
Bermuda	$1,443	$-	$-	$(8)	$-	$-	$-	$-	$1,435	$(8)
Total	$1,443	$-	$-	$(8)	$-	$-	$-	$-	$1,435	$(8)

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Brazilian Real	BRL	83,195	USD	53,482	USD	53,645
Canadian Dollar	CAD	1,709		1,796		1,788
Euro	EUR	1,001,968		1,433,566		1,439,727
Hong Kong Dollar	HKD	1,036,049		132,949		132,933
Japanese Yen	JPY	26,014,337		334,525		337,914
New Taiwan Dollar	TWD	34,274,449		1,186,892		1,188,620
Pound Sterling	GBP	129,676		211,963		212,858
South Korean Won	KRW	6,681		6		6
Swedish Krona	SEK	48		8		8
Total			USD	3,355,187	USD	3,367,499

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 98.5%†
	Aerospace & Defense 3.1%
	Boeing Co. (The)	171,950	$12,117,316
	Rockwell Collins, Inc.	152,700	8,412,243
			20,529,559
	Auto Components 2.7%
	Dana Holding Corp. (a)	466,750	7,780,722
	Visteon Corp. (a)	152,700	9,574,290
			17,355,012
	Building Products 1.1%
	Masco Corp.	710,050	7,491,028

	Capital Markets 6.7%
¤	Ameriprise Financial, Inc.	307,400	16,630,340
	BlackRock, Inc.	13,140	2,344,964
	Franklin Resources, Inc.	114,090	14,484,867
	TD Ameritrade Holding Corp.	545,650	10,018,134
			43,478,305
	Chemicals 5.1%
	E.I. du Pont de Nemours & Co.	189,050	9,720,951
	Nalco Holding Co.	149,257	5,276,235
¤	Praxair, Inc.	179,050	18,556,742
			33,553,928
	Commercial Banks 2.3%
	CIT Group, Inc. (a)	155,950	6,197,453
	PNC Financial Services Group, Inc.	165,600	8,990,424
			15,187,877
	Commercial Services & Supplies 1.5%
	Waste Management, Inc.	319,300	10,054,757

	Computers & Peripherals 3.7%
	Apple, Inc. (a)	36,850	14,389,188
	Dell, Inc. (a)	620,250	10,072,860
			24,462,048
	Consumer Finance 1.5%
	American Express Co.	193,400	9,677,736

	Containers & Packaging 1.2%
	Rock-Tenn Co. Class A	129,950	7,986,727

	Distributors 2.0%
	Genuine Parts Co.	248,550	13,212,918

	Diversified Consumer Services 0.5%
	Service Corp. International	326,626	3,419,774

	Diversified Financial Services 2.1%
	NYSE Euronext	410,250	13,726,965

	Electronic Equipment & Instruments 1.4%
	Corning, Inc.	581,460	9,251,029

	Energy Equipment & Services 4.7%
	Cameron International Corp. (a)	188,533	10,546,536
	Dril-Quip, Inc. (a)	99,247	6,997,906
	National-Oilwell Varco, Inc.	166,705	13,431,422
			30,975,864
	Food Products 1.9%
	Corn Products International, Inc.	242,450	12,338,280

	Gas Utilities 1.5%
	ONEOK, Inc.	130,750	9,517,293

	Health Care Providers & Services 7.9%
	Aetna, Inc.	288,550	11,971,939
	DaVita, Inc. (a)	137,300	11,470,042
¤	Laboratory Corp. of America Holdings (a)	178,800	16,227,888
	UnitedHealth Group, Inc.	243,200	12,070,016
			51,739,885
	Hotels, Restaurants & Leisure 1.4%
	International Game Technology	479,550	8,914,835

	Household Durables 0.7%
	Tupperware Brands Corp.	72,666	4,540,898

	Insurance 2.5%
¤	MetLife, Inc.	392,466	16,173,524

	Internet Software & Services 1.3%
	Yahoo!, Inc. (a)	628,050	8,227,455

	IT Services 2.4%
¤	Visa, Inc. Class A	183,400	15,688,036

	Life Sciences Tools & Services 2.0%
	Thermo Fisher Scientific, Inc. (a)	214,150	12,868,273

	Machinery 3.5%
	Ingersoll-Rand PLC	303,900	11,371,938
	Wabtec Corp.	177,832	11,473,721
			22,845,659
	Media 3.7%
¤	Comcast Corp. Class A	672,850	15,704,319
	Time Warner, Inc.	235,400	8,276,664
			23,980,983
	Multi-Utilities 1.7%
	Wisconsin Energy Corp.	370,750	11,363,488

	Oil, Gas & Consumable Fuels 7.2%
¤	Devon Energy Corp.	197,300	15,527,510
¤	ExxonMobil Corp.	263,900	21,056,581
	Occidental Petroleum Corp.	104,657	10,275,224
			46,859,315
	Pharmaceuticals 4.1%
	Abbott Laboratories	226,050	11,600,886
¤	Endo Pharmaceuticals Holdings, Inc. (a)	404,900	15,082,525
			26,683,411
	Real Estate Investment Trusts 1.0%
	Ventas, Inc.	115,350	6,243,896

	Road & Rail 1.3%
	Con-Way, Inc.	231,450	8,475,699

	Semiconductors & Semiconductor Equipment 4.1%
	MEMC Electronic Materials, Inc. (a)	641,750	4,761,785
	Texas Instruments, Inc.	434,898	12,938,215
	Varian Semiconductor Equipment Associates, Inc. (a)	145,850	8,858,929
			26,558,929
	Software 6.8%
	Electronic Arts, Inc. (a)	354,950	7,897,637
¤	Microsoft Corp.	864,200	23,679,080
	Oracle Corp.	421,950	12,903,231
			44,479,948
	Specialty Retail 3.4%
	Staples, Inc.	652,550	10,479,953
	TJX Cos., Inc.	206,850	11,438,805
			21,918,758
	Textiles, Apparel & Luxury Goods 0.5%
	Warnaco Group, Inc. (The) (a)	65,146	3,472,282

	Total Common Stocks (Cost $555,658,450)		643,254,374

		Principal Amount	Value
	Short-Term Investment 1.7%
	Repurchase Agreement 1.7%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $11,465,685 (Collateralized by a Federal Home Loan Bank security with a rate of 0.300% and a maturity date of 12/27/11 with a Principal Amount of $11,695,000 and a Market Value of $11,695,000)	$11,465,675	11,465,675

	Total Short-Term Investment (Cost $11,465,675)		11,465,675

	Total Investments (Cost $567,124,125) (b)	100.2%	654,720,049

	Other Assets, Less Liabilities	(0.2)	(1,410,947)

	Net Assets	100.0%	$653,309,102

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At July 31, 2011, cost is $567,396,362 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$106,457,442
Gross unrealized depreciation	(19,133,755)
Net unrealized appreciation	$87,323,687

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$643,254,374	$—	$—	$643,254,374
Short-Term Investment
Repurchase Agreement	—	11,465,675	—	11,465,675
Total Investments in Securities	$643,254,374	$11,465,675	$—	$654,720,049

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Aerospace & Defense 3.7%
¤	Boeing Co. (The)	84,650	$5,965,285
	Rockwell Collins, Inc.	55,350	3,049,232
			9,014,517
	Capital Markets 6.9%
¤	Ameriprise Financial, Inc.	113,700	6,151,170
	BlackRock, Inc.	4,860	867,315
¤	Franklin Resources, Inc.	47,380	6,015,365
	TD Ameritrade Holding Corp.	203,500	3,736,260
			16,770,110
	Chemicals 4.3%
	E.I. du Pont de Nemours & Co.	68,800	3,537,696
¤	Praxair, Inc.	67,900	7,037,156
			10,574,852
	Commercial Banks 2.3%
	CIT Group, Inc. (a)	56,750	2,255,245
	PNC Financial Services Group, Inc.	59,950	3,254,686
			5,509,931
	Commercial Services & Supplies 1.8%
	Waste Management, Inc.	141,900	4,468,431

	Computers & Peripherals 3.8%
	Apple, Inc. (a)	13,780	5,380,814
	Dell, Inc. (a)	236,450	3,839,948
			9,220,762
	Consumer Finance 1.5%
	American Express Co.	73,650	3,685,446

	Distributors 1.2%
	Genuine Parts Co.	53,000	2,817,480

	Diversified Financial Services 1.7%
	NYSE Euronext	126,700	4,239,382

	Diversified Telecommunication Services 0.9%
	CenturyLink, Inc.	62,460	2,317,891

	Electronic Equipment & Instruments 1.5%
	Corning, Inc.	224,902	3,578,191

	Energy Equipment & Services 3.8%
	Cameron International Corp. (a)	72,070	4,031,596
	National-Oilwell Varco, Inc.	64,798	5,220,775
			9,252,371
	Health Care Providers & Services 8.5%
	Aetna, Inc.	119,540	4,959,715
¤	DaVita, Inc. (a)	72,900	6,090,066
	Laboratory Corp. of America Holdings (a)	55,350	5,023,566
	UnitedHealth Group, Inc.	92,900	4,610,627
			20,683,974
	Hotels, Restaurants & Leisure 1.4%
	International Game Technology	178,600	3,320,174

	Household Products 1.1%
	Colgate-Palmolive Co.	30,700	2,590,466

	Industrial Conglomerates 2.2%
	Danaher Corp.	107,750	5,291,603

	Insurance 5.0%
	MetLife, Inc.	120,042	4,946,931
	Prudential Financial, Inc.	84,203	4,941,032
	Travelers Cos., Inc. (The)	39,625	2,184,526
			12,072,489
	Internet Software & Services 1.2%
	Yahoo!, Inc. (a)	233,050	3,052,955

	IT Services 3.9%
	Fidelity National Information Services, Inc.	118,669	3,562,443
	Visa, Inc. Class A	68,450	5,855,213
			9,417,656
	Life Sciences Tools & Services 2.5%
¤	Thermo Fisher Scientific, Inc. (a)	102,500	6,159,225

	Machinery 1.6%
	Ingersoll-Rand PLC	107,200	4,011,424

	Media 4.1%
¤	Comcast Corp. Class A	300,945	7,024,056
	Time Warner, Inc.	86,457	3,039,828
			10,063,884
	Multi-Utilities 3.3%
	NSTAR	71,750	3,180,677
	Wisconsin Energy Corp.	160,300	4,913,195
			8,093,872
	Multiline Retail 1.5%
	Kohl's Corp.	68,450	3,744,900

	Oil, Gas & Consumable Fuels 7.3%
	ConocoPhillips	31,900	2,296,481
	Devon Energy Corp.	47,250	3,718,575
¤	ExxonMobil Corp.	99,050	7,903,199
	Occidental Petroleum Corp.	38,865	3,815,766
			17,734,021
	Paper & Forest Products 1.1%
	International Paper Co.	86,750	2,576,475

	Pharmaceuticals 2.0%
	Abbott Laboratories	94,000	4,824,080

	Real Estate Investment Trusts 2.2%
	Ventas, Inc.	100,800	5,456,304

	Semiconductors & Semiconductor Equipment 3.4%
	Applied Materials, Inc.	192,400	2,370,368
	MEMC Electronic Materials, Inc. (a)	125,500	931,210
	Texas Instruments, Inc.	164,600	4,896,850
			8,198,428
	Software 7.2%
	Electronic Arts, Inc. (a)	147,900	3,290,775
¤	Microsoft Corp.	307,900	8,436,460
¤	Oracle Corp.	193,550	5,918,759
			17,645,994
	Specialty Retail 3.6%
	Staples, Inc.	239,800	3,851,188
	TJX Cos., Inc.	89,514	4,950,124
			8,801,312
	Total Common Stocks (Cost $201,557,763)		235,188,600

		Principal Amount	Value
	Short-Term Investment 3.9%
	Repurchase Agreement 3.9%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $9,388,268 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $8,845,000 and a Market Value of $9,577,702)	$9,388,261	9,388,261

	Total Short-Term Investment (Cost $9,388,261)		9,388,261

	Total Investments (Cost $210,946,024) (b)	100.4%	244,576,861

	Other Assets, Less Liabilities	(0.4)	(966,017)

	Net Assets	100.0%	$243,610,844

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At July 31, 2011, cost is $211,407,455 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$37,829,118
Gross unrealized depreciation	(4,659,712)
Net unrealized appreciation	$33,169,406

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$235,188,600	$—	$—	$235,188,600
Short-Term Investment
Repurchase Agreement	—	9,388,261	—	9,388,261
Total Investments in Securities	$235,188,600	$9,388,261	$—	$244,576,861

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.5%†
	Corporate Bonds 10.4%
	Aerospace & Defense 0.7%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,672,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	921,225
¤	TransDigm, Inc. 7.75%, due 12/15/18 (a)	5,000,000	5,325,000
			9,918,225
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	800,000	810,000

	Beverage, Food & Tobacco 0.2%
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	2,500,000	2,646,875

	Broadcasting & Entertainment 0.7%
	CSC Holdings LLC 8.625%, due 2/15/19	1,300,000	1,488,500
	Insight Communications Co., Inc. 9.375%, due 7/15/18 (a)	2,500,000	2,709,375
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	5,000,000	5,287,500
			9,485,375
	Buildings & Real Estate 0.6%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	1,700,000	1,723,375
	6.875%, due 8/15/18 (a)	2,400,000	2,472,000
¤	CB Richard Ellis Services, Inc. 6.625%, due 10/15/20	3,800,000	3,895,000
			8,090,375
	Chemicals, Plastics & Rubber 1.3%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	4,500,000	4,770,000
	Huntsman International LLC 5.50%, due 6/30/16	5,000,000	4,950,000
	Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, due 3/1/19	500,000	506,875
	Nalco Co.
	6.625%, due 1/15/19 (a)	2,000,000	2,245,000
	8.25%, due 5/15/17	1,800,000	2,025,000
	Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375%, due 3/1/18 (a)	3,000,000	3,120,000
			17,616,875
	Containers, Packaging & Glass 1.7%
	Ball Corp. 6.625%, due 3/15/18	2,000,000	2,062,500
	Berry Plastics Corp.
	4.122%, due 9/15/14 (b)	1,500,000	1,387,500
	4.999%, due 2/15/15 (b)	3,000,000	2,955,000
	9.50%, due 5/15/18	3,000,000	3,007,500
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17	1,800,000	1,948,500
	Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, due 2/1/21 (a)	3,000,000	3,067,500
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,474,875
	Reynolds Group Issuer, Inc. 6.875%, due 2/15/21 (a)	2,000,000	1,920,000
	Silgan Holdings, Inc. 7.25%, due 8/15/16	1,000,000	1,067,500
	Solo Cup Co. 10.50%, due 11/1/13	3,750,000	3,890,625
			22,781,500
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,368,250

	Diversified/Conglomerate Service 0.5%
	Corrections Corp. of America 7.75%, due 6/1/17	3,000,000	3,258,750
	Fidelity National Information Services, Inc. 7.625%, due 7/15/17	900,000	959,625
	Geo Group, Inc. (The) 7.75%, due 10/15/17	2,000,000	2,140,000
			6,358,375
	Ecological 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,070,000	2,199,375

	Healthcare, Education & Childcare 0.4%
	Giant Funding Corp. 8.25%, due 2/1/18 (a)	1,385,000	1,457,713
	Mylan, Inc. 7.625%, due 7/15/17 (a)	3,500,000	3,841,250
			5,298,963
	Hotels, Motels, Inns & Gaming 0.5%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21 (a)	2,800,000	2,912,000
	MGM Resorts International
	10.375%, due 5/15/14	300,000	342,750
	11.125%, due 11/15/17	850,000	979,625
	Scientific Games International, Inc. 7.875%, due 6/15/16 (a)	2,500,000	2,615,625
			6,850,000
	Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	655,500

	Machinery 0.5%
	SPX Corp. 6.875%, due 9/1/17 (a)	6,000,000	6,435,000

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
	CPM Holdings, Inc. 10.625%, due 9/1/14	1,475,000	1,593,000

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	Consol Energy, Inc. 8.00%, due 4/1/17	4,500,000	4,961,250

	Oil & Gas 1.5%
	Chesapeake Energy Corp. 6.125%, due 2/15/21	8,751,000	9,144,795
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,462,000	1,564,340
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	3,120,000
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)	5,625,000	5,835,937
			19,665,072
	Printing & Publishing 0.1%
¤	Nielsen Finance LLC 11.625%, due 2/1/14	847,000	984,638

	Telecommunications 0.5%
	GCI, Inc. 6.75%, due 6/1/21 (a)	1,750,000	1,776,250
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	5,000,000	5,012,500
			6,788,750
	Utilities 0.3%
	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, due 10/1/20 (a)	4,370,000	4,042,250

	Total Corporate Bonds (Cost $132,524,924)		138,549,648

	Floating Rate Loans 78.9% (c)
	Aerospace & Defense 2.7%
	Aeroflex, Inc. Term Loan B 4.25%, due 5/9/18	6,800,000	6,762,600
	Pelican Products, Inc. New Term Loan B 5.00%, due 3/7/17	3,980,000	3,970,050
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	7,611,750	7,554,662
	Spirit Aerosystems, Inc. Term Loan B2 3.437%, due 9/30/16	3,446,811	3,458,661
¤	TransDigm, Inc. New Term Loan B 4.00%, due 2/14/17	12,354,517	12,354,517
	Wesco Aircraft Hardware Corp. New Term Loan B 4.25%, due 4/7/17	2,303,904	2,310,240
			36,410,730
	Automobile 5.9%
	Allison Transmission, Inc. Term Loan B 2.94%, due 8/7/14	12,372,933	12,103,129
	Capital Automotive L.P. New Term Loan B 5.00%, due 3/10/17	7,879,124	7,884,049
	Chrysler Group LLC Term Loan 6.00%, due 5/24/17	10,000,000	9,731,250
	Federal-Mogul Corp.
	Term Loan B 2.128%, due 12/29/14	4,254,134	4,052,824
	Term Loan C 2.128%, due 12/28/15	4,632,211	4,413,010
	Ford Motor Co. Term Loan B1 2.94%, due 12/16/13	4,532,311	4,525,798
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 1.94%, due 4/30/14	5,250,000	5,053,125
	KAR Auction Services, Inc. Term Loan B 5.00%, due 5/19/17	5,219,600	5,233,583
	Key Safety Systems, Inc. 1st Lien Term Loan 2.437%, due 3/8/14	3,583,924	3,328,569
	Metaldyne Co. LLC New Term Loan B 5.25%, due 5/18/17	6,982,500	6,960,680
	Pinafore LLC New Term Loan B 4.25%, due 9/29/16	9,365,974	9,365,918
	Tenneco, Inc.
	Tranche B Term Loan 4.996%, due 6/3/16 (d)	792,000	792,990
	Tranche B1 Funded LOC 5.185%, due 3/17/14 (d)	2,361,559	2,370,415
	UCI International, Inc. New Term Loan B 5.50%, due 7/26/17	3,184,000	3,195,940
			79,011,280
	Beverage, Food & Tobacco 3.6%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/8/18 (d)	2,658,510	2,645,217
	Constellation Brands, Inc. Extended Term Loan B 2.938%, due 6/5/15	2,692,528	2,700,102
	Dean Foods Co. Extended Term Loan B2 3.699%, due 4/2/17	8,521,664	8,404,491
	Del Monte Foods Co. Term Loan 4.50%, due 3/8/18	10,200,000	10,149,000
	Dole Food Co., Inc.
	Tranche B 5.048%, due 7/6/18	2,522,140	2,524,768
	Tranche C 5.06%, due 7/6/18	4,683,974	4,688,855
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	9,146,576	9,135,143
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.502%, due 2/11/16	7,856,500	7,841,769
			48,089,345
	Broadcasting & Entertainment 6.4%
	Atlantic Broadband Finance LLC New Term Loan B 4.00%, due 3/8/16	7,135,753	7,134,205
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	7,960,000	7,951,857
	Charter Communications Operating LLC
	Replacement Term Loan 2.19%, due 3/6/14	54,563	54,484
	Extended Term Loan 3.50%, due 9/6/16	3,944,799	3,923,666
	New Term Loan 7.25%, due 3/6/14	162,602	163,111
	CSC Holdings, Inc.
	Extended Term Loan B 3 1.937%, due 3/29/16	987,500	974,951
	Incremental B2 Term Loan 1.937%, due 3/29/16	10,649,085	10,565,585
	Emmis Operating Co. Term Loan B 4.246%, due 11/1/13	255,010	240,560
	Gray Television, Inc. Term Loan B 3.69%, due 12/31/14	7,283,558	7,116,036
	Hubbard Radio, LLC
	Term Loan B 5.25%, due 4/28/17	1,600,000	1,609,333
	2nd Lien Term Loan 8.75%, due 4/30/18	1,400,000	1,417,500
	Insight Midwest Holdings LLC Initial Term Loan 1.962%, due 4/7/14	3,590,609	3,552,430
	Knology, Inc. New Term Loan B 4.00%, due 8/18/17	9,900,250	9,844,561
	LodgeNet Entertainment Corp. Term Loan 6.50%, due 4/4/14	616,312	587,807
	MCC Iowa LLC Tranche D1 Term Loan 1.91%, due 1/30/15	1,842,723	1,759,800
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	1,940,400	1,920,996
	Univision Communications, Inc. Extended Term Loan 4.437%, due 3/31/17	14,045,785	13,334,718
¤	Weather Channel (The) New Term Loan B 4.25%, due 2/13/17	13,959,314	13,974,265
			86,125,865
	Buildings & Real Estate 2.6%
	Armstrong World Industries, Inc. New Term Loan B 4.00%, due 3/9/18	8,763,750	8,757,361
	Brickman Group Holdings, Inc. New Term Loan B 7.25%, due 10/14/16	6,965,000	7,034,650
¤	CB Richard Ellis Services, Inc. New Term Loan D 3.685%, due 9/4/19	10,800,000	10,661,630
	Central Parking Corp.
	Letter of Credit Term Loan 2.50%, due 5/22/14	568,966	481,724
	Term Loan 2.50%, due 5/22/14	1,546,597	1,309,453
	CPG International, Inc. New Term Loan B 6.00%, due 2/18/17	3,880,500	3,865,948
	Realogy Corp.
	Letter of Credit 3.204%, due 10/10/13	322,650	303,829
	Term Loan 3.268%, due 10/10/13	2,722,627	2,563,809
			34,978,404
	Chemicals, Plastics & Rubber 6.3%
	Celanese U.S. Holdings LLC Extended Term Loan C 3.246%, due 10/31/16	9,559,378	9,587,205
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	6,659,455	6,692,753
	Huntsman International LLC
	New Term Loan 1.718%, due 4/21/14	871,333	844,649
	Extended Term Loan B 2.719%, due 4/19/17	2,375,732	2,303,469
	INEOS U.S. Finance LLC
	Term Loan B 2 7.501%, due 12/16/13	4,561,040	4,713,552
	Term Loan C 2 8.001%, due 12/16/14	4,968,151	5,134,276
	ISP Chemco, Inc. Term Loan 1.688%, due 6/4/14	1,775,256	1,764,161
	Momentive Specialty Chemicals, Inc. Extended Term Loan C7 4.00%, due 5/5/15	3,989,610	3,914,805
	Nalco Co. Term Loan B1 4.50%, due 10/5/17	8,952,437	8,945,445
	Rockwood Specialties Group, Inc. New Term Loan B 3.75%, due 2/9/18	9,802,600	9,837,831
	Solutia, Inc. New Term Loan B 3.50%, due 8/1/17	7,675,597	7,679,711
	Styron S.A.R.L. LLC New Term Loan B 6.00%, due 8/2/17	9,576,875	9,576,875
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	13,530,703	13,492,045
			84,486,777
	Containers, Packaging & Glass 2.2%
	BWAY Corp. New Term Loan B 4.503%, due 2/23/18	9,012,361	9,004,854
	Graham Packaging Co., L.P. Term Loan D 6.00%, due 9/23/16	1,058,667	1,059,396
	Graphic Packaging International, Inc. Term Loan C 2.985%, due 5/16/14	8,783,798	8,758,544
	Reynolds Group Holdings, Inc. Tranche E Term Loan 4.25%, due 2/9/18	10,972,500	10,885,631
			29,708,425
	Diversified Natural Resources, Precious Metals & Minerals 0.2%
	Georgia-Pacific Corp. New Term Loan C 3.499%, due 12/23/14	2,816,175	2,815,197

	Diversified/Conglomerate Manufacturing 0.2%
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	2,094,750	2,098,242
	2nd Lien Term Loan 8.50%, due 5/9/18	800,000	814,000
			2,912,242
	Diversified/Conglomerate Service 7.0%
	Acosta, Inc. Term Loan 4.75%, due 3/1/18	6,818,611	6,775,994
	Advantage Sales & Marketing, Inc.
	Term Loan B 5.25%, due 12/18/17	8,955,000	8,988,492
	2nd Lien Term Loan 9.25%, due 6/18/18	1,800,000	1,825,875
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	5,486,250	5,472,534
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,378,688
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	8,300,000	8,307,785
	Fidelity National Information Solutions, Inc. Term Loan B 5.25%, due 7/18/16	11,882,203	11,908,201
	Fifth Third Processing Solutions, LLC Term Loan B1 4.50%, due 11/3/16	8,162,904	8,146,578
	First Data Corp.
	Term Loan B 1 2.937%, due 9/24/14	11,905,686	11,085,813
	Term Loan B 2 2.937%, due 9/24/14	874,576	814,859
	Term Loan B 3 2.937%, due 9/24/14	890,154	829,158
	ServiceMaster Co.
	Delayed Draw Term Loan 2.69%, due 7/24/14	939,216	906,865
	Term Loan 2.705%, due 7/24/14	9,431,290	9,106,439
	SunGard Data Systems, Inc.
	Tranche A 1.936%, due 2/28/14	4,650,784	4,532,575
	Tranche B 3.853%, due 2/26/16	6,779,376	6,741,242
	VeriFone, Inc. Term Loan B 2.94%, due 10/31/13	1,305,000	1,296,844
	Verint Systems, Inc. Term Loan 4.50%, due 10/27/17	5,322,100	5,308,795
			93,426,737
	Ecological 0.2%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.44%, due 2/5/13 (d)	331,011	283,428
	Term Loan B 2.44%, due 2/5/13 (d)	786,152	673,143
	Synagro Technologies, Inc.
	Term Loan B 2.19%, due 4/2/14	863,699	798,922
	2nd Lien Term Loan 4.94%, due 10/2/14	750,000	682,500
			2,437,993
	Electronics 1.9%
	AVG Technologies, Inc. Term Loan 7.50%, due 3/11/16	10,000,000	9,650,000
	NDS Finance, Ltd. New Term Loan B 4.00%, due 3/12/18	4,887,750	4,829,708
	Rovi Solutions Corp. Tranche B Term Loan 4.00%, due 2/7/18	4,681,649	4,687,501
	Sensata Technologies Finance Company, LLC Term Loan 4.00%, due 5/11/18	5,666,700	5,658,602
			24,825,811
	Finance 2.7%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.50%, due 2/7/14	2,274,981	2,062,650
	Harbourvest Partners LLC Term Loan B 6.25%, due 12/14/16	3,963,792	3,973,702
	Hertz Corp. (The)
	New Synthetic Letter of Credit 3.75%, due 3/9/18	8,000,000	7,813,336
	Term Loan B 3.75%, due 3/9/18	5,985,000	5,968,128
	Istar Financial, Inc. Term Loan A2 7.00%, due 6/30/14	8,083,300	8,050,466
	MSCI, Inc. Term Loan B1 3.75%, due 3/14/17	8,102,022	8,129,026
			35,997,308
	Grocery 0.5%
	Roundy's Supermarkets, Inc. Extended Term Loan 7.00%, due 11/3/13	3,432,358	3,434,503
	SUPERVALU, Inc. Extended Term Loan B2 3.437%, due 10/5/15	2,743,504	2,705,781
			6,140,284
	Healthcare, Education & Childcare 12.2%
	Bausch & Lomb, Inc.
	Delayed Draw Term Loan 3.437%, due 4/24/15	1,909,183	1,894,139
	Term Loan 3.483%, due 4/24/15	7,843,312	7,781,507
¤	Biomet, Inc. Term Loan B 3.23%, due 3/25/15	15,932,184	15,754,938
¤	Community Health Systems, Inc.
	Non-Extended Delayed Draw 2.504%, due 7/25/14	469,234	452,928
	Non-Extended Term Loan 2.504%, due 7/25/14	9,126,276	8,809,138
	Extended Term Loan B 3.754%, due 1/25/17	8,562,657	8,347,255
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	17,412,500	17,437,383
	Emergency Medical Services Corp. Term Loan 5.25%, due 5/25/18	11,770,500	11,703,243
	Gentiva Health Services, Inc. New Term Loan B 4.75%, due 8/17/16	9,196,719	9,031,942
	Grifols, Inc. Term Loan B 6.00%, due 6/1/17	10,960,609	10,999,431
	HCA, Inc.
	Extended Term Loan B2 3.496%, due 3/31/17	3,654,681	3,581,112
	Extended Term Loan B3 3.496%, due 5/1/18	7,566,658	7,413,433
	Health Management Associates, Inc. Term Loan B 1.996%, due 2/28/14	5,725,369	5,582,859
	IASIS Healthcare LLC Term Loan 5.00%, due 5/3/18	4,788,000	4,762,063
	Mylan Laboratories, Inc. Term Loan B 3.50%, due 10/2/14	3,107,548	3,121,790
	Quintiles Transnational Corp. New Term Loan B 5.00%, due 6/8/18	8,088,200	8,050,291
	Royalty Pharma Finance Trust Term Loan B 2.496%, due 4/16/13	5,560,134	5,549,642
	Rural/Metro Corp. Term Loan 5.75%, due 6/29/18 (d)	4,800,000	4,794,000
	Select Medical Corp. New Term Loan B 5.50%, due 5/25/18	4,500,000	4,412,700
	Sunrise Medical Holdings, Inc. Term Loan B1 7.00%, due 5/13/14 (d)	1,376,088	1,238,479
	Universal Health Services, Inc. New Term Loan B 4.00%, due 11/15/16	9,718,875	9,728,322
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	6,419,155	6,415,946
	Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18	1,286,604	1,287,007
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	2,573,208	2,574,013
	WC Luxco S.a.r.l. New Term Loan B3 4.25%, due 3/15/18	1,769,081	1,769,634
			162,493,195
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
	Jarden Corp. New Term Loan B 3.246%, due 3/30/18	6,144,600	6,157,725
	National Bedding Co. LLC Extended 1st Lien Term Loan 3.75%, due 11/28/13	2,321,493	2,304,082
			8,461,807
	Hotels, Motels, Inns & Gaming 1.4%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/13/18	4,339,125	4,347,560
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.72%, due 11/23/16	1,977,693	1,902,541
	Extended Term Loan B 2.72%, due 11/23/16	8,334,586	8,038,241
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	4,800,000	4,802,943
			19,091,285
	Insurance 1.7%
	Asurion Corp.
	New 1st Lien Term Loan 5.50%, due 5/24/18	5,700,000	5,651,100
	New 2nd Lien Term Loan 9.00%, due 5/24/19	3,750,000	3,770,835
	Hub International Holdings, Inc.
	Delayed Draw Term Loan 2.746%, due 6/13/14	173,868	168,507
	Initial Term Loan 2.746%, due 6/13/14	773,476	749,627
	Add on Term Loan B 6.75%, due 6/13/14	1,979,849	1,974,899
	Multiplan, Inc. New Term Loan B 4.75%, due 8/26/17	10,769,231	10,705,294
			23,020,262
	Leisure, Amusement, Motion Pictures & Entertainment 2.6%
	Cedar Fair, L.P. New Term Loan B 4.00%, due 12/15/17	11,833,673	11,841,069
	Cinemark USA, Inc. Extended Term Loan 3.469%, due 4/29/16	4,811,041	4,830,766
	Regal Cinemas, Inc. Term Loan B 3.496%, due 8/23/17	10,910,275	10,896,637
	Six Flags Theme Parks, Inc. Add on Term Loan B 5.25%, due 6/30/16	6,563,312	6,587,924
			34,156,396
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.3%
	Alliance Laundry Systems LLC Term Loan B 6.25%, due 9/30/16	4,900,000	4,924,500
	Goodman Global Holdings, Inc.
	First Lien Term Loan 5.75%, due 10/28/16	3,101,563	3,110,610
	2nd Lien Term Loan 9.00%, due 10/30/17	300,000	307,937
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	1,300,000	1,302,313
	Rexnord Corp. Term Loan B 2.769%, due 7/19/13	7,412,851	7,341,813
			16,987,173
	Mining, Steel, Iron & Non-Precious Metals 1.6%
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,366,563	3,376,999
	Novelis, Inc. New Term Loan B 3.75%, due 3/10/17	11,453,722	11,455,314
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	7,182,000	7,179,551
			22,011,864
	Oil & Gas 0.6%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16	7,393,235	7,378,863

	Personal & Nondurable Consumer Products (Manufacturing Only) 2.3%
	Diversey Holdings, Inc. New Term Loan B 4.00%, due 11/24/15	7,328,940	7,333,521
	Spectrum Brands, Inc. New Term Loan B 5.00%, due 6/17/16	2,538,941	2,551,618
	SRAM LLC
	New Term Loan B 4.767%, due 6/7/18	4,200,000	4,194,750
	2nd Lien Term Loan 8.50%, due 12/7/18	1,400,000	1,400,000
¤	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	14,925,000	14,806,719
			30,286,608
	Personal Transportation 0.2%
	United Airlines, Inc. Term Loan B 2.188%, due 2/3/14	2,708,422	2,579,772

	Personal, Food & Miscellaneous Services 1.4%
¤	Aramark Corp.
	Term Loan 2.121%, due 1/27/14	6,989,106	6,866,797
	Synthetic Letter of Credit 2.211%, due 1/27/14	629,579	618,561
	Extended Letter of Credit 3.436%, due 7/26/16	707,973	702,664
	Extended Term Loan B 3.496%, due 7/26/16	10,750,216	10,669,589
			18,857,611
	Printing & Publishing 3.4%
	Dex Media East LLC New Term Loan 2.759%, due 10/24/14	1,404,577	1,008,662
	F&W Media, Inc.
	Term Loan 7.75%, due 6/9/14 (d)(e)	1,786,296	1,531,749
	New 2nd Lien Term Loan 15.00%, due 12/9/14 (d)(e)(f)	856,480	460,358
	Getty Images, Inc. New Term Loan 5.25%, due 11/7/16	8,328,851	8,360,085
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	6,415,171	6,436,020
	MediaNews Group New Term Loan 8.50%, due 3/19/14	288,786	286,981
	Merrill Communications LLC Term Loan 7.50%, due 12/24/12	4,707,848	4,696,078
¤	Nielsen Finance LLC
	Class A Term Loan 2.186%, due 8/9/13	210,160	206,970
	Class C Term Loan 3.436%, due 5/2/16	14,393,223	14,316,118
	Class B Term Loan 3.936%, due 5/2/16	1,480,013	1,476,620
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (d)(f)	5,339,801	4,138,346
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	2,442,175	1,536,536
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	993,771	562,900
			45,017,423
	Retail Store 3.6%
	Michaels Stores, Inc.
	Term Loan B1 2.50%, due 10/31/13	3,493,569	3,428,501
	Term Loan B2 4.75%, due 7/31/16	6,048,554	6,016,599
	NBTY, Inc. New Term Loan B 4.25%, due 10/2/17	4,378,000	4,374,962
	Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18	11,722,181	11,558,011
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 1.94%, due 5/15/14	605,907	594,293
	Term Loan B 1.94%, due 5/15/14	2,104,234	2,063,902
	Petco Animal Supplies, Inc. New Term Loan 4.50%, due 11/24/17	9,991,650	9,944,819
	Pilot Travel Centers LLC New Term Loan B 4.25%, due 3/30/18	7,196,600	7,208,928
	Yankee Candle Co., Inc. (The) Term Loan B 2.19%, due 2/6/14	3,668,416	3,639,652
			48,829,667
	Telecommunications 1.6%
	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 3.938%, due 3/16/18	2,792,352	2,779,264
	Extended Term Loan B 4.009%, due 11/4/16	6,033,112	6,016,775
	Syniverse Technologies, Inc. Term Loan B 5.25%, due 12/21/17	7,263,500	7,278,630
	Windstream Corp. Tranche B2 2.987%, due 12/17/15	4,924,812	4,925,580
			21,000,249
	Textiles & Leather 0.3%
	Phillips-Van Heusen Corp. New Term Loan B1 3.50%, due 5/6/16	3,804,864	3,807,581

	Utilities 1.7%
	AES Corp. New Term Loan 4.25%, due 6/1/18	4,484,654	4,490,259
	BRSP LLC Term Loan B 7.50%, due 6/4/14	1,442,639	1,442,639
	Calpine Corp. Term Loan B2 4.50%, due 4/2/18	4,000,000	3,961,000
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 3.94%, due 4/2/13	3,026,895	2,977,708
	Term Loan B 3.94%, due 4/2/13	220,162	216,584
	Equipower Resources Holdings LLC Term Loan B 5.75%, due 1/26/18	2,394,000	2,388,015
	NRG Energy, Inc. New Term Loan B 4.00%, due 7/2/18	1,000,000	1,000,536
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.728%, due 10/10/17	5,571,479	4,147,270
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 2.246%, due 12/13/13	26,144	25,785
	Term Loan B 2.246%, due 12/13/13	44,619	44,005
	Synthetic Revolver 2.246%, due 12/15/11	8,196	8,083
	2nd Lien Term Loan C 4.496%, due 12/15/14	1,600,000	1,545,000
	TPF II LC LLC Term Loan B 2.996%, due 10/15/14 (d)	1,065,028	1,038,402
			23,285,286
	Total Floating Rate Loans (Cost $1,062,120,770)		1,054,631,440

	Foreign Floating Rate Loans 3.1% (c)
	Broadcasting & Entertainment 0.3%
	UPC Financing Partnership
	Term Loan T 3.686%, due 12/30/16	1,762,638	1,758,231
	Term Loan X 3.686%, due 12/29/17	3,241,439	3,237,388
			4,995,619
	Containers, Packaging & Glass 0.1%
	BWAY Corp. Canadian Term Loan C 4.503%, due 2/23/18	800,146	799,479

	Electronics 0.7%
	Flextronics International, Ltd.
	Term Loan B 2.436%, due 10/1/12	4,405,929	4,361,870
	Term Loan A 2.436%, due 10/1/14	3,834,135	3,776,001
	Delayed Draw A1-A Term Loan 2.437%, due 10/1/14	1,101,763	1,088,909
			9,226,780
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Bombardier Recreational Products, Inc. Term Loan 2.75%, due 6/28/13 (d)	1,292,986	1,257,834

	Printing & Publishing 0.1%
	Yell Group PLC New Term Loan B1 3.937%, due 7/31/14	2,747,374	934,108

	Telecommunications 1.8%
¤	Intelsat Jackson Holdings, Ltd. Tranche B Term Loan 5.25%, due 4/2/18	16,957,500	16,989,295
	Telesat Canada
	U.S. Term I Loan 3.19%, due 10/31/14	7,163,279	7,072,620
	U.S. Term II Loan 3.19%, due 10/31/14	615,317	607,529
			24,669,444
	Total Foreign Floating Rate Loans (Cost $43,601,407)		41,883,264

	Yankee Bonds 1.1% (g)
	Aerospace & Defense 0.3%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	4,200,000	4,704,000

	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	6,000,000	6,390,000

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	FMG Resources August 2006 Pty, Ltd. 6.375%, due 2/1/16 (a)	4,000,000	4,065,000

	Total Yankee Bonds (Cost $14,639,547)		15,159,000

	Total Long-Term Bonds (Cost $1,252,886,648)		1,250,223,352

		Shares	Value
	Common Stocks 0.1%
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (d)(e)(h)	379	276,147

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	MGM Studios, Inc. (d)(e)(h)	53,236	1,264,355

	Printing & Publishing 0.0%‡
	F&W Publications, Inc. (d)(e)(h)	6,055	61
	SuperMedia, Inc. (h)	5,307	19,370
			19,431
	Total Common Stocks (Cost $2,235,617)		1,559,933

		Principal Amount	Value
	Short-Term Investments 6.5%
	Other Commercial Paper 0.4%
	Danaher Corp. 0.09%, due 8/19/11 (i)	5,000,000	4,999,776

	Total Other Commercial Paper (Cost $4,999,776)		4,999,776

	Repurchase Agreement 2.0%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $27,101,708 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 5/31/16, with a Principal Amount of $27,135,000 and a Market Value of $27,644,025)	27,101,685	27,101,685

	Total Repurchase Agreement (Cost $27,101,685)		27,101,685

	U.S. Government 4.1%
	United States Treasury Bills
	0.011%, due 8/11/11 (i)	34,818,000	34,817,863
	0.011%, due 8/25/11 (i)	20,000,000	19,999,840

	Total U.S. Government (Cost $54,817,703)		54,817,703

	Total Short-Term Investments (Cost $86,919,164)		86,919,164

	Total Investments (Cost $1,342,041,429) (j)	100.1%	1,338,702,449

	Other Assets, Less Liabilities	(0.1)	(1,559,321)

	Net Assets	100.0%	$1,337,143,128
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Illiquid security. The total market value of these securities at July 31, 2011 is $22,764,924, which represents 1.7% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at July 31, 2011 is $3,532,670, which represents 0.3% of the Fund's net assets.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	Interest rate presented is yield to maturity.
(j)	At July 31, 2011, cost is $1,342,005,232 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$10,960,709
Gross unrealized depreciation	(14,263,492)
Net unrealized depreciation	$(3,302,783)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$138,549,648	$—	$138,549,648
Floating Rate Loans (b)	—	1,052,639,333	1,992,107	1,054,631,440
Foreign Floating Rate Loans	—	41,883,264	—	41,883,264
Yankee Bonds	—	15,159,000	—	15,159,000
Total Long-Term Bonds	—	1,248,231,245	1,992,107	1,250,223,352
Common Stocks (c)	19,370	—	1,540,563	1,559,933
Short-Term Investments
Other Commercial Paper	—	4,999,776	—	4,999,776
Repurchase Agreement	—	27,101,685	—	27,101,685
U.S. Government	—	54,817,703	—	54,817,703
Total Short-Term Investments	—	86,919,164	—	86,919,164
Total Investments in Securities	$19,370	$1,335,150,409	$3,532,670	$1,338,702,449

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,992,107 is held in Printing & Publishing within the Floating Rate Loans section of the Portfolio of Investments.
(c)
The level 3 securities valued at $276,147, $1,264,355 and $61 are held in Beverage, Food & Tobacco, Leisure, Amusement, Motion Pictures & Entertainment and Printing & Publishing within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Floating Rate Loans
Printing & Publishing	$2,642,500	$-	$-	$(650,669)	$77,227	(a)	$(76,951	)(b)	$-	$-	$1,992,107	$(650,669)
Common Stocks
Beverage, Food & Tobacco	265,475	-	-	10,672	-		-		-	-	276,147	10,672
Leisure, Amusement, Motion Pictures & Entertainment	-	-	-	-	1,264,355	(c)	-		-	-	1,264,355	-
Printing & Publishing	409,280	-	(286,863)	427,284	-		(549,640)		-	-	61	(66,244)
Total	$3,317,255	$-	$(286,863)	$(212,713)	$1,341,582		$(626,591)		$-	$-	$3,532,670	$(706,241)

(a)	Purchases include paid-in-kind interest.
(b)	Sales include principal reductions.
(c)	Purchases include securities received from a restructure.

MainStay Growth Allocation Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.2%†
Equity Funds 100.2%
MainStay 130/30 Core Fund Class I (a)	3,343,683	$27,150,703
MainStay 130/30 Growth Fund Class I (b)	2,139	19,036
MainStay 130/30 International Fund Class I (a)	2,189,884	15,964,251
MainStay Common Stock Fund Class I (a)	702,435	8,260,634
MainStay Epoch Global Choice Fund Class I (a)	141,927	2,215,484
MainStay Epoch International Small Cap Fund Class I	131,088	2,634,871
MainStay Epoch U.S. All Cap Fund Class I	982,368	24,097,497
MainStay Growth Equity Fund Class I (b)	11,242	130,749
MainStay ICAP Equity Fund Class I	143,215	5,238,797
MainStay ICAP International Fund Class I	498,743	15,226,630
MainStay ICAP Select Equity Fund Class I	343,115	12,077,658
MainStay International Equity Fund Class I	414,105	5,035,523
MainStay Large Cap Growth Fund Class I (b)	4,026,610	31,165,958
MainStay MAP Fund Class I	1,410,279	46,228,960
MainStay U.S. Small Cap Fund Class I (a)	1,465,117	25,229,307

Total Investments (Cost $200,850,821) (c)	100.2%	220,676,058

Other Assets, Less Liabilities	(0.2)	(354,774)

Net Assets	100.0%	$220,321,284

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2011, cost is $208,709,004 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$19,934,972
Gross unrealized depreciation	(7,967,918)
Net unrealized appreciation	$11,967,054

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$220,676,058	$—	$—	$220,676,058
Total Investments in Securities	$220,676,058	$—	$—	$220,676,058

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 99.4%†
	Aerospace & Defense 4.4%
	Goodrich Corp.	64,200	$6,107,988
	Precision Castparts Corp.	48,994	7,906,652
	United Technologies Corp.	136,562	11,312,796
			25,327,436
	Beverages 2.4%
¤	PepsiCo., Inc.	214,100	13,710,964

	Biotechnology 3.4%
	Alexion Pharmaceuticals, Inc. (a)	106,570	6,053,176
	Dendreon Corp. (a)	116,436	4,296,488
	Gilead Sciences, Inc. (a)	219,241	9,287,049
			19,636,713
	Capital Markets 0.9%
	TD Ameritrade Holding Corp.	268,997	4,938,785

	Chemicals 2.3%
	E.I. du Pont de Nemours & Co.	127,841	6,573,584
	Praxair, Inc.	63,803	6,612,543
			13,186,127
	Communications Equipment 3.2%
	Juniper Networks, Inc. (a)	160,467	3,753,323
¤	QUALCOMM, Inc.	266,365	14,591,475
			18,344,798
	Computers & Peripherals 8.0%
¤	Apple, Inc. (a)	94,827	37,028,047
	EMC Corp. (a)	323,617	8,439,931
			45,467,978
	Consumer Finance 2.5%
¤	American Express Co.	282,728	14,147,709

	Diversified Financial Services 1.0%
	IntercontinentalExchange, Inc. (a)	46,196	5,695,967

	Energy Equipment & Services 5.3%
	Baker Hughes, Inc.	137,796	10,662,654
	Nabors Industries, Ltd. (a)	312,518	8,253,600
¤	Schlumberger, Ltd.	127,888	11,557,239
			30,473,493
	Food & Staples Retailing 1.3%
	Costco Wholesale Corp.	97,474	7,627,341

	Food Products 2.9%
	Green Mountain Coffee Roasters, Inc. (a)	38,643	4,016,940
	Mead Johnson Nutrition Co.	86,801	6,194,987
	Sara Lee Corp.	329,841	6,303,262
			16,515,189
	Health Care Equipment & Supplies 3.3%
	Cooper Cos., Inc. (The)	57,750	4,417,298
	Covidien PLC	213,541	10,845,747
	Edwards Lifesciences Corp. (a)	51,621	3,683,158
			18,946,203
	Health Care Providers & Services 3.1%
	AmerisourceBergen Corp.	137,397	5,263,679
	Express Scripts, Inc. (a)	128,982	6,998,563
	Humana, Inc.	69,211	5,161,757
			17,423,999
	Health Care Technology 1.0%
	Cerner Corp. (a)	81,928	5,447,393

	Hotels, Restaurants & Leisure 3.0%
	Las Vegas Sands Corp. (a)	121,262	5,721,141
	Starbucks Corp.	147,770	5,924,099
	Starwood Hotels & Resorts Worldwide, Inc.	95,861	5,268,521
			16,913,761
	Household Products 1.1%
	Procter & Gamble Co. (The)	106,198	6,530,115

	Industrial Conglomerates 3.9%
¤	Danaher Corp.	234,342	11,508,536
	General Electric Co.	259,027	4,639,174
	Tyco International, Ltd.	132,633	5,874,315
			22,022,025
	Internet & Catalog Retail 3.5%
	Amazon.com, Inc. (a)	45,456	10,114,869
	Priceline.com, Inc. (a)	18,821	10,119,111
			20,233,980
	Internet Software & Services 2.2%
¤	Google, Inc. Class A (a)	20,756	12,530,190

	IT Services 6.7%
	Accenture PLC Class A	86,586	5,120,696
	Cognizant Technology Solutions Corp. Class A (a)	120,925	8,449,030
¤	International Business Machines Corp.	78,864	14,341,419
	MasterCard, Inc. Class A	16,649	5,048,809
	Teradata Corp. (a)	92,971	5,109,686
			38,069,640
	Life Sciences Tools & Services 0.8%
	Agilent Technologies, Inc. (a)	103,432	4,360,693

	Machinery 1.1%
	Caterpillar, Inc.	62,696	6,193,738

	Media 3.7%
	DIRECTV Class A (a)	118,436	6,002,336
	Scripps Networks Interactive Class A	110,931	5,140,543
	Viacom, Inc. Class B	204,738	9,913,414
			21,056,293
	Metals & Mining 1.3%
	Freeport-McMoRan Copper & Gold, Inc.	138,464	7,333,053

	Multiline Retail 1.8%
	Dollar Tree, Inc. (a)	71,717	4,749,817
	Macy's, Inc.	194,736	5,622,028
			10,371,845
	Oil, Gas & Consumable Fuels 4.4%
	Marathon Petroleum Corp. (a)	73,124	3,202,100
¤	Occidental Petroleum Corp.	132,029	12,962,607
	Pioneer Natural Resources Co.	49,957	4,645,501
	Southwestern Energy Co. (a)	91,435	4,074,344
			24,884,552
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A	61,573	6,459,623

	Pharmaceuticals 2.1%
	Perrigo Co.	50,591	4,568,873
	Shire PLC, Sponsored ADR (b)	70,873	7,370,792
			11,939,665
	Professional Services 0.5%
	Verisk Analytics, Inc. Class A (a)	87,717	2,920,976

	Road & Rail 1.5%
	Union Pacific Corp.	85,254	8,736,830

	Semiconductors & Semiconductor Equipment 0.9%
	Broadcom Corp. Class A (a)	136,060	5,043,744

	Software 9.2%
	Autodesk, Inc. (a)	100,668	3,462,979
	Check Point Software Technologies, Ltd. (a)	101,505	5,851,763
	Citrix Systems, Inc. (a)	87,471	6,301,411
	Informatica Corp. (a)	79,984	4,089,582
	Microsoft Corp.	302,771	8,295,926
¤	Oracle Corp.	616,797	18,861,652
	Salesforce.com, Inc. (a)	40,420	5,849,178
			52,712,491
	Specialty Retail 1.5%
	Home Depot, Inc. (The)	243,000	8,487,990

	Textiles, Apparel & Luxury Goods 1.8%
	Coach, Inc.	161,642	10,435,608

	Wireless Telecommunication Services 2.3%
	American Tower Corp. Class A (a)	150,878	7,925,621
	Vodafone Group PLC, Sponsored ADR (b)	179,320	5,038,892
			12,964,513
	Total Common Stocks (Cost $479,849,124)		567,091,420

		Principal Amount	Value
	Short-Term Investments 0.8%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $60,765 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $65,000 and a Market Value of $65,000)	$60,765	60,765

	Total Repurchase Agreement (Cost $60,765)		60,765

	U.S. Government 0.8%
	United States Treasury Bills
	0.074%, due 10/6/11 (c)	3,200,000	3,199,552
	0.094%, due 10/27/11 (c)	1,400,000	1,399,678

	Total U.S. Government (Cost $4,599,915)		4,599,230

	Total Short-Term Investments (Cost $4,660,680)		4,659,995

	Total Investments (Cost $484,509,804) (d)	100.2%	571,751,415

	Other Assets, Less Liabilities	(0.2)	(893,814)

	Net Assets	100.0%	$570,857,601

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Interest rate presented is yield to maturity.
(d)	At July 31, 2011, cost is $487,377,528 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$94,268,397
Gross unrealized depreciation	(9,894,510)
Net unrealized appreciation	$84,373,887

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$567,091,420	$—	$—	$567,091,420
Short-Term Investments
Repurchase Agreement	—	60,765	—	60,765
U.S. Government	—	4,599,230	—	4,599,230
Total Short-Term Investments	—	4,659,995	—	4,659,995
Total Investments in Securities	$567,091,420	$4,659,995	$—	$571,751,415

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 94.2%†
	Alabama 6.0%
	Alabama Industrial Development Authority Solid Waste Disposal Revenue, Pine City Fiber Co. 6.45%, due 12/1/23 (a)	$1,800,000	$1,564,660
	Alabama Water Pollution Control Authority Refunding, Revolving Fund Loan Series B, Insured: AMBAC 4.125%, due 2/15/14 (b)	590,000	543,856
	Birmingham Jefferson Civic Center Authority Special Tax Series A, Insured: AMBAC 4.25%, due 7/1/16 (b)	245,000	195,292
¤	Jefferson County Public Building Authority Lease Revenue
	Insured: AMBAC 5.00%, due 4/1/12 (b)	635,000	622,592
	Insured: AMBAC 5.00%, due 4/1/13 (b)	250,000	235,868
	Insured: AMBAC 5.00%, due 4/1/14 (b)	75,000	68,760
	Insured: AMBAC 5.00%, due 4/1/15 (b)	760,000	685,391
	Insured: AMBAC 5.00%, due 4/1/16 (b)	525,000	456,566
	Insured: AMBAC 5.125%, due 4/1/18 (b)	1,065,000	870,851
	Jefferson County, Capital Improvement and Refunding Series A, Insured: NATL-RE 5.00%, due 4/1/21 (c)	1,250,000	986,337
	Jefferson County, General Obligation Limited Warrants Series A, Insured: NATL-RE 5.25%, due 4/1/17 (c)	600,000	528,930
	Jefferson County, Limited Obligation School Warrants
	Series A, Insured: AMBAC 4.75%, due 1/1/25 (b)	200,000	165,940
	Series A 5.25%, due 1/1/13	950,000	931,788
	Series A 5.25%, due 1/1/15	500,000	485,900
	Series A 5.25%, due 1/1/16	100,000	97,006
	Tuscaloosa Educational Building Authority Revenue, Stillman College Project Series A 5.25%, due 6/1/37	200,000	144,680
			8,584,417
	Arizona 2.2%
	Maricopa County Stadium District Revenue
	Insured: AMBAC 5.25%, due 6/1/12 (b)	250,000	249,783
	Insured: AMBAC 5.375%, due 6/1/15 (b)	1,750,000	1,692,967
	Pima County Industrial Development Authority Education Revenue, Paradise Education Center Project
	Series A 5.00%, due 6/1/16	105,000	102,484
	Series A 5.875%, due 6/1/33	325,000	276,026
	6.10%, due 6/1/45	350,000	299,428
	Yavapai County Industrial Development Authority Education Revenue, Agribusiness and Equine Center 7.875%, due 3/1/42	500,000	524,550
			3,145,238
	California 10.7%
	California Infrastructure & Economic Development Bank Revenue, Stockton Port District Project Insured: ACA 5.50%, due 7/1/32 (d)	350,000	272,696
	California Municipal Finance Authority Revenue, University of LA Verne Series: A 6.25%, due 6/1/40	500,000	504,675
	California Statewide Communities Development Authority Revenue 7.50%, due 11/1/41	1,000,000	1,041,940
	Davis Redevelopment Agency Tax Allocation, Subordinated Davis Redevelopment Project Series A 7.00%, due 12/1/36	1,375,000	1,454,117
	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue 5.75%, due 1/15/40	475,000	421,786
	Golden State Tobacco Securitization Corp. Series A-1 4.50%, due 6/1/27	1,050,000	879,900
	Golden State Tobacco Securitization Corp. TOB Settlement Insured: AGC-ICC 5.00%, due 6/1/45 (e)	365,000	329,861
	Hayward, California Unified School District, Capital Appreciation Election Series A, Insured: AGM (zero coupon), due 8/1/37 (f)	6,135,000	980,434
¤	Inland Empire Tobacco Securitization Authority TOB Settlement
	Series A 4.625%, due 6/1/21	1,360,000	1,081,526
	Series A 5.00%, due 6/1/21	1,400,000	1,149,974
	Lancaster Financing Authority Tax Allocation Revenue Insured: AMBAC 5.00%, due 2/1/16 (b)	325,000	303,300
	Lemoore Redevelopment Agency Tax Allocation 7.375%, due 8/1/40	1,000,000	1,033,870
	March Joint Powers Redevelopment Agency Tax Allocation, Air Force Base Redevelopment Project
	Series A 7.50%, due 8/1/41	550,000	581,702
	Series B 7.50%, due 8/1/41	450,000	475,938
	National City Community Development Commission Tax Allocation, National City Redevelopment Project 7.00%, due 8/1/32	1,000,000	1,035,610
	San Francisco City and County Redevelopment Financing Authority Tax Allocation, Mission Bay South Redevelopment Series D 7.00%, due 8/1/41	435,000	451,178
¤	San Joaquin Hills Transportation Corridor Agency
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25 (c)	3,000,000	935,100
	Series A, Insured: NATL-RE 5.25%, due 1/15/30 (c)	1,340,000	1,046,795
	Turlock California Health Facility Revenue 5.375%, due 10/15/34	1,010,000	839,997
	Turlock California Public Financing Authority 7.50%, due 9/1/39	500,000	520,495
			15,340,894
	Colorado 2.6%
	Arkansas River Power Authority Revenue 6.00%, due 10/1/40	600,000	600,456
	Colorado Educational & Cultural Facilities Authority Revenue, Johnson & Wales University Series A, Insured: XLCA 5.00%, due 4/1/28 (g)	185,000	171,073
	Denver Convention Center Hotel Authority Revenue, Refunding
	Series, Insured: XLCA 4.75%, due 12/1/35 (g)	570,000	457,100
	Series, Insured: XLCA 5.00%, due 12/1/35 (g)	130,000	108,809
	E-470 Public Highway Authority Revenue
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25 (c)	100,000	39,017
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27 (c)	540,000	174,663
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29 (c)	4,500,000	1,330,740
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30 (c)	400,000	108,964
	(zero coupon), due 9/1/40	1,000,000	123,530
	Fronterra Village Metropolitan District No. 2, Colorado, Refunding & Improvement Insured: RADIAN 4.875%, due 12/1/27 (h)	500,000	416,480
	Table Rock Metropolitan District General Obligation, Refunding Improvement Insured: RADIAN 4.25%, due 12/1/27 (h)	275,000	223,564
			3,754,396
	Connecticut 0.5%
	Connecticut, Special Parking Revenue Series A, Insured: ACA 6.60%, due 7/1/24 (a)(d)	785,000	766,655

	District of Columbia 1.1%
	District of Columbia Revenue, Center Strategic & International Studies 6.625%, due 3/1/41	1,000,000	1,005,910
	District of Columbia Revenue, Friendship Public Charter School Insured: ACA 5.25%, due 6/1/33 (d)	85,000	69,698
	District of Columbia Revenue, James F Oyster Elementary School Pilot Insured: ACA 6.25%, due 11/1/31 (d)	600,000	540,822
			1,616,430
	Florida 4.7%
	Bay County Florida Educational Facilities Revenue Series A 6.00%, due 9/1/40	1,000,000	902,590
	Capital Projects Finance Authority, Student Housing Revenue Series F-1, Insured: NATL-RE 5.00%, due 10/1/31 (c)	1,100,000	867,042
	Escambia County Health Facilities Authority Revenue, Baptist Hospital, Project Series A 6.00%, due 8/15/36	200,000	194,692
	Miami Beach Health Facilities Authority, Hospital Revenue, Refunding, Mount Sinai Medical Center of Florida
	5.375%, due 11/15/28	525,000	469,502
	6.75%, due 11/15/29	1,000,000	1,008,240
	North Sumter County Florida Utility Dependent District Revenue 6.25%, due 10/1/43	1,500,000	1,501,905
	Seminole County Industrial Development Authority Revenue Series A 7.375%, due 11/15/41	750,000	768,765
	Volusia County Industrial Development Authority Revenue Insured: CIFG 5.00%, due 6/1/35 (i)	1,270,000	1,064,819
			6,777,555
	Georgia 3.1%
	Augusta Airport Revenue, General Passenger Facility Charge Series A 5.15%, due 1/1/35	1,000,000	863,280
	DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Project 6.125%, due 9/1/40	1,075,000	1,069,862
	Marietta Development Authority Revenue 7.00%, due 6/15/39	2,000,000	1,933,320
	McDuffie County Development Authority Revenue 6.95%, due 12/1/23 (a)	600,000	604,158
			4,470,620
	Guam 0.9%
	Guam Government Hotel Occupancy Tax Revenue Series: A 6.50%, due 11/1/40	1,290,000	1,328,803

	Illinois 0.9%
	Chicago, Illinois, O'Hare International Airport Special Facility Revenue, Refunding, Delta Airlines Term 6.45%, due 5/1/18	150,000	149,981
	Illinois Development Finance Authority Revenue, Community Rehab Providers Series A 5.60%, due 7/1/19	565,000	488,301
	Illinois Finance Authority Revenue, Chicago Charter School Project 5.00%, due 12/1/36	100,000	84,644
	Illinois Finance Authority Revenue, Wesleyan University Series B, Insured: CIFG 4.50%, due 9/1/35 (i)	550,000	431,513
	Massac County Hospital District Insured: CIFG 4.50%, due 11/1/31 (i)	110,000	107,702
			1,262,141
	Indiana 2.2%
	Carmel Redevelopment District Series C 6.50%, due 7/15/35 (j)	1,000,000	957,910
	Indiana Finance Authority Hospital Revenue, King's Daughter Hospital & Health 5.50%, due 8/15/45	1,500,000	1,332,525
	Indianapolis in Multifamily Housing Revenue
	Series A 6.00%, due 7/1/40	450,000	446,918
	Series B 6.75%, due 7/1/40	490,000	478,710
			3,216,063
	Iowa 0.8%
	Xenia Rural Water District Revenue
	Insured: CIFG 4.00%, due 12/1/14 (i)	280,000	270,387
	Insured: CIFG 4.50%, due 12/1/31 (i)	490,000	383,484
	Insured: CIFG 4.50%, due 12/1/41 (i)	700,000	512,589
			1,166,460
	Kentucky 1.6%
	Glasgow Healthcare Revenue 6.45%, due 2/1/41	1,000,000	1,007,320
	Kentucky Economic Development Finance Authority Revenue, Owensboro Medical Health System Series A 6.375%, due 6/1/40	550,000	562,419
	Pikeville Hospital Revenue, Refunding & Improvement Pikeville Medical Center 6.50%, due 3/1/41	700,000	736,659
			2,306,398
	Louisiana 1.7%
	Louisiana Public Facilities Authority Revenue, Belle Chasse Education Foundation, Project 6.50%, due 5/1/31	1,000,000	1,040,900
	Louisiana Public Facilities Authority Revenue, Black and Gold Facilities, Project
	Series A, Insured: CIFG 4.50%, due 7/1/38 (i)	1,180,000	837,812
	Series A, Insured: CIFG 5.00%, due 7/1/39 (i)	610,000	537,916
			2,416,628
	Maryland 2.0%
	Anne Arundel County 6.10%, due 7/1/40	750,000	721,433
	Maryland Economic Development Corp. Student Housing Revenue, Refunding University Medical College Park Projects Insured: AGC-ICC 4.50%, due 6/1/35 (e)	1,430,000	1,219,289
	Maryland Health & Higher Educational Facilities Authority Revenue 6.25%, due 1/1/45	950,000	973,712
			2,914,434
	Massachusetts 1.3%
	Massachusetts Development Finance Agency Revenue, Eastern Nazarene College 5.625%, due 4/1/19	100,000	98,555
	Massachusetts Development Finance Agency Revenue, Human Service Provider Insured: RADIAN 5.00%, due 9/1/35 (h)	100,000	81,340
	Massachusetts Port Authority Facilities Revenue, Delta Airlines, Project
	Series A, Insured: AMBAC 5.00%, due 1/1/21 (a)(b)	200,000	164,494
	Series A, Insured: AMBAC 5.50%, due 1/1/19 (a)(b)	145,000	128,659
	Massachusetts State Health & Educational Facilities Authority Revenue, Lowell General Hospital Series C 5.125%, due 7/1/35	1,565,000	1,361,800
			1,834,848
	Michigan 3.7%
	Chandler Park Academy, Public School Academy Revenue 5.125%, due 11/1/35	605,000	482,324
	Detroit Michigan Series A, Insured: XLCA 5.00%, due 4/1/13 (g)	100,000	97,404
	Michigan Finance Authority Educational Facility Revenue Series A 8.00%, due 10/1/30	1,250,000	1,325,013
	Michigan Finance Authority Limited Obligation Revenue 7.50%, due 11/1/40	855,000	858,240
	Michigan Finance Authority Revenue Series A-2 6.65%, due 3/20/12	1,000,000	1,019,660
	Michigan Municipal Bond Authority Revenue, Local Government Loan Program
	Series C, Insured: AMBAC 4.50%, due 5/1/31 (b)	305,000	250,905
	Series B, Insured: AMBAC 5.00%, due 12/1/34 (b)	340,000	295,263
	Michigan Public Educational Facilities Authority Revenue 8.00%, due 4/1/40	500,000	503,320
	Michigan Tobacco Settlement Finance Authority Series A 6.00%, due 6/1/34	500,000	393,170
			5,225,299
	Minnesota 0.3%
	Washington County Housing & Redevelopment Authority, Hospital Facilities Revenue, Healtheast Project 5.50%, due 11/15/27	500,000	474,685

	Mississippi 0.9%
	Mississippi Development Bank Special Obligation, Magnolia Regional Health Center Series A 6.75%, due 10/1/36	1,250,000	1,269,125

	Missouri 2.1%
	Lees Summit Tax Increment Revenue 7.25%, due 4/1/30	1,500,000	1,499,775
	Arnold Retail Corridor Transportation Development District 6.65%, due 5/1/38	500,000	494,390
	Kansas City Industrial Development Authority Revenue 6.25%, due 9/1/32	1,000,000	999,930
			2,994,095
	Nevada 1.1%
	Clark County Economic Development Revenue, Refunding, Southwest Gas Corp. Project Series B, Insured: FGIC 5.00%, due 12/1/33 (a)(k)	240,000	217,445
	Clark County Economic Development Revenue, University Southern Nevada Project Insured: RADIAN 4.625%, due 4/1/37 (h)	1,610,000	1,138,576
	Director of the State of Nevada Department of Business & Industry Lease Revenue, Tahoe Regional Planning Agency Project Series A, Insured: AMBAC 4.50%, due 6/1/37 (b)	305,000	188,014
			1,544,035
	New Hampshire 0.7%
	Manchester Housing and Redevelopment Authority Revenue, Capital Appreciation
	Series B, Insured: RADIAN (zero coupon), due 1/1/17 (h)	375,000	221,726
	Series B, Insured: ACA (zero coupon), due 1/1/26 (d)	1,400,000	309,652
	New Hampshire Health & Education Facilities Authority Revenue, Franklin Pierce College, Insured: ACA 6.05%, due 10/1/34 (d)	520,000	433,202
			964,580
	New Jersey 5.2%
	Burlington County Bridge Commission Economic Development Revenue, Evergreen Project 5.625%, due 1/1/38	500,000	422,435
	New Jersey Economic Development Authority Revenue, Applewood Estates Project Series A, Insured: RADIAN 5.00%, due 10/1/35 (h)	110,000	90,361
	New Jersey Economic Development Authority Revenue, Capital Appreciation Series A, Insured: NATL-RE (zero coupon), due 7/1/18 (c)	225,000	149,839
	New Jersey Economic Development Authority Revenue, Cigarette Tax
	5.50%, due 6/15/31	685,000	647,770
	5.75%, due 6/15/29	720,000	716,767
	New Jersey Economic Development Authority Revenue, MSU Student Housing Project 5.875%, due 6/1/42	900,000	864,684
	New Jersey Economic Development Authority Special Facilities Revenue Continental Airlines Project
	5.50%, due 4/1/28 (a)	180,000	153,344
	6.25%, due 9/15/19 (a)	1,000,000	995,820
	6.25%, due 9/15/29 (a)	575,000	551,799
	New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines Project 6.40%, due 9/15/23 (a)	190,000	189,428
¤	New Jersey Health Care Facilities Financing Authority Revenue
	Insured: MBIA (zero coupon), due 7/1/17 (l)	120,000	84,992
	Series B, Insured: NATL-RE 4.75%, due 7/1/28 (c)	870,000	758,709
	5.00%, due 7/1/36	190,000	158,103
	6.25%, due 7/1/35	1,600,000	1,602,240
			7,386,291
	New York 4.4%
	New York Liberty Development Corp. Revenue Refunding, Second Priority Bank of America 6.375%, due 7/15/49	1,000,000	1,031,920
¤	New York Mortgage Agency Homeowner Mortgage Revenue Series 142 3.00%, due 10/1/37 (a)(m)	4,200,000	4,200,000
	Suffolk County Economic Development Corp. Revenue Refunding, Peconic Landing Southold 6.00%, due 12/1/40	1,000,000	1,003,450
			6,235,370
	North Carolina 0.2%
	North Carolina Medical Care Commission Retirement Facilities Revenue, First Mortgage Galloway Ridge Series A 5.875%, due 1/1/31	230,000	221,111

	Ohio 4.1%
¤	Buckeye, Ohio, Tobacco Settlement Financing Authority
	Series A-2 5.125%, due 6/1/24	1,000,000	819,900
	Series A-2 5.75%, due 6/1/34	600,000	453,738
	Series A-2 5.875%, due 6/1/30	1,000,000	786,730
	Cleveland-Cuyahoga County Port Authority Revenue, Student Housing Euclid Avenue Project
	Insured: AMBAC 4.25%, due 8/1/15 (b)	200,000	196,334
	Insured: AMBAC 4.50%, due 8/1/36 (b)	920,000	647,735
	Insured: AMBAC 5.00%, due 8/1/21 (b)	100,000	91,459
	Erie County, Ohio, Hospital Facilities Revenue Series A 5.25%, due 8/15/46	275,000	236,704
	Summit County Port Authority Revenue Series B 6.875%, due 5/15/40	1,250,000	1,260,575
	Summit County Port Authority Revenue, Brimfield Project Series G 4.875%, due 5/15/25	500,000	419,625
	Toledo-Lucas County Port Authority Special Assessment Revenue, Crocker Park Public Improvement Project 5.375%, due 12/1/35	1,130,000	962,127
			5,874,927
	Oklahoma 0.1%
	Norman Regional Hospital Authority Revenue Insured: RADIAN 5.50%, due 9/1/32 (h)	130,000	115,727

	Oregon 0.2%
	Oregon State Facilities Authority Revenue, Concordia University Project Series A 6.375%, due 9/1/40	250,000	253,248

	Pennsylvania 7.6%
	Allegheny County Higher Education Building Authority Revenue 7.00%, due 11/1/40	1,000,000	1,030,830
	Allegheny County Industrial Development Authority Revenue, Propel Charter Montour Series A 6.75%, due 8/15/35	315,000	284,177
	Harrisburg PA
	Series D, Insured: AMBAC (zero coupon), due 9/15/13 (b)	75,000	61,422
	Series D, Insured: AMBAC (zero coupon), due 3/15/14 (b)	350,000	272,646
¤	Harrisburg, Pennsylvania, Authority Revenue, University of Science Series B 6.00%, due 9/1/36	2,600,000	2,245,308
	Harrisburg, Pennsylvania, Capital Appreciation, Refunding
	Series D, Insured: AMBAC (zero coupon), due 9/15/12 (b)	25,000	22,489
	Series: F, Insured: AMBAC (zero coupon), due 9/15/13 (b)	160,000	131,034
	Series F, Insured: AMBAC (zero coupon), due 9/15/14 (b)	100,000	74,559
	Series F, Insured: AMBAC (zero coupon), due 3/15/15 (b)	460,000	327,249
	Series F, Insured: AMBAC (zero coupon), due 9/15/15 (b)	165,000	112,000
	Series D, Insured: AMBAC (zero coupon), due 3/15/16 (b)	125,000	80,603
	Harrisburg, Pennsylvania, Parking Authority Revenue Series J, Insured: NATL-RE 5.00%, due 9/1/22 (c)	500,000	489,980
	Montgomery County, Pennsylvania, Industrial Development Authority Revenue, Acts Retirement Communities Series A 4.50%, due 11/15/36	500,000	392,120
	Pennsylvania Economic Development Financing Authority Revenue Series B 8.00%, due 5/1/29	250,000	258,132
	Pennsylvania Higher Educational Facilities Authority Revenue Series A, Insured: RADIAN 5.125%, due 4/1/33 (h)	150,000	128,045
	Pennsylvania Higher Educational Facilities Authority Revenue, Shippensburg University 6.25%, due 10/1/43	1,000,000	1,016,440
	Pennsylvania Higher Educational Facilities Authority Revenue, University of the Arts
	Series A, Insured: RADIAN 5.00%, due 9/15/33 (h)	100,000	80,033
	Insured: RADIAN 5.75%, due 3/15/30 (h)	1,040,000	940,763
	Philadelphia Authority for Industrial Development Revenue, First Philadelphia Charter Series A 5.85%, due 8/15/37	650,000	565,857
	Philadelphia Hospitals and Higher Education Facilities Authority Revenue Series A 6.625%, due 11/15/23	1,000,000	997,790
	Susquehanna Area Regional Airport Authority System Revenue Series A, Insured: AMBAC 5.00%, due 1/1/28 (a)(b)	135,000	116,909
	West Shore Area Authority Hospital Revenue, Holy Spirit Hospital Sisters 6.50%, due 1/1/41	1,200,000	1,214,232
			10,842,618
	Puerto Rico 1.8%
	Puerto Rico Commonwealth Series C 6.50%, due 7/1/40	1,000,000	1,077,220
	Puerto Rico Industrial Tourist Educational Medical & Environmental, Control Facility Financing Authority Series A 6.00%, due 7/1/33	1,500,000	1,518,360
			2,595,580
	Rhode Island 2.1%
	Providence Public Buildings Authority Revenue Series A, Insured: AGM 5.875%, due 6/15/26 (f)	1,000,000	1,032,450
	Providence Redevelopment Agency Certificates of Participation Series A, Insured: RADIAN (zero coupon), due 9/1/35 (h)	280,000	53,253
	Providence, RI, Special Obligation
	Series E, Insured: RADIAN 5.00%, due 6/1/12 (h)	510,000	505,354
	Series E, Insured: RADIAN 5.00%, due 6/1/13 (h)	600,000	585,084
	Rhode Island Health and Educational Building Corp. Series B, Insured: AMBAC 5.00%, due 5/15/21 (b)	1,000,000	838,760
			3,014,901
	Tennessee 0.7%
	Chattanooga Health Educational & Housing Facility Board Revenue, Refunding Series B 6.00%, due 10/1/35	500,000	464,520
	Johnson City Health & Educational Facilities Board Revenue, First Mountain States Health Alliance Series A 5.50%, due 7/1/36	620,000	583,953
			1,048,473
	Texas 8.8%
	Alliance Airport Authority, American Airlines Project 7.00%, due 12/1/11 (a)	210,000	210,508
¤	Central Texas Regional Mobility Authority Revenue
	(zero coupon), due 1/1/33	135,000	31,828
	6.75%, due 1/1/41	2,000,000	1,967,220
	Harris County-Houston Sports Authority Revenue
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13 (c)	200,000	171,020
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15 (c)	1,400,000	1,040,130
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16 (c)	100,000	69,151
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18 (c)	375,000	224,002
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24 (c)	130,000	49,988
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38 (c)	250,000	32,298
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41 (c)	250,000	25,050
	Series G, Insured: NATL-RE 5.25%, due 11/15/21 (c)	110,000	103,400
	Series B, Insured: NATL-RE 5.25%, due 11/15/40 (c)	100,000	83,316
	Houston Airport System Revenue Series E 7.00%, due 7/1/29 (a)	500,000	501,085
	Houston Higher Education Finance Corp. Series A 6.875%, due 5/15/41	1,200,000	1,264,056
	Houston Texas Airport System Revenue, Special Facilities Continental Airline Series B 6.125%, due 7/15/27 (a)	145,000	137,237
	San Juan Texas Higher Education Finance Authority Revenue, Idea Public Schools Series A 6.70%, due 8/15/40	1,000,000	1,038,380
¤	Texas Private Activity Bond Surface Transportation Corp. Revenue
	6.875%, due 12/31/39	1,450,000	1,532,809
	7.00%, due 6/30/40	1,000,000	1,066,810
	7.50%, due 6/30/33	750,000	841,095
	Texas State Public Finance Authority Charter School Finance Corp. Revenue, ED - Burnham Wood Project Series A 6.25%, due 9/1/36	1,300,000	1,161,576
	Travis County Health Facilities Development Corp. Revenue, Westminster Manor 7.125%, due 11/1/40	1,000,000	1,017,100
			12,568,059
	Utah 1.5%
	Santa Clara, Utah, Municipal Building Authority Lease Revenue Insured: CIFG 4.125%, due 2/1/28 (i)(j)	800,000	586,456
	Utah State Charter School Finance Authority Revenue, North Star Academy Series A 7.00%, due 7/15/45	600,000	603,936
	Utah State Charter School Finance Authority Revenue, Science & Arts Academy Series A 7.75%, due 3/15/39	950,000	951,463
			2,141,855
	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency Revenue Series A, Insured: RADIAN 5.75%, due 2/15/37 (h)	140,000	128,950

	Virginia 3.1%
¤	Capital Beltway Funding Corp. Revenue Series B 5.60%, due 12/31/47 (m)	4,500,000	4,500,000

	Washington 1.2%
	Everett Public Facilities District Project Revenue 2.50%, due 4/1/36 (m)	200,000	200,000
	Greater Wenatchee Regional Events Center Public Facilities District Revenue, Revenue & Special Tax Building 5.25%, due 12/1/11	1,535,000	1,510,977
			1,710,977
	Wisconsin 1.3%
	Menasha Wisconsin
	Insured: NATL-RE 3.70%, due 3/1/13 (c)	740,000	707,669
	4.40%, due 9/1/17	100,000	83,863
	Public Finance Authority Revenue, Continuing Care Retirement Community Series A 8.25%, due 6/1/46	1,000,000	1,010,730
	Warrens Wisconsin, Refunding 4.70%, due 12/1/19	120,000	97,193
			1,899,455
	Wyoming 0.7%
	West Park Hospital District Revenue, West Park Hospital Project Series B 6.50%, due 6/1/27	500,000	530,145
	Wyoming Community Development Authority Student Housing Revenue 6.50%, due 7/1/43	500,000	508,000
			1,038,145
	Total Municipal Bonds (Cost $132,741,061)		134,949,486

		Shares
	Unaffiliated Investment Companies 2.6%
	California 1.2%
	BlackRock MuniYield California Fund, Inc.	4,960	65,918
	BlackRock MuniYield California Insured Fund, Inc.	15,810	205,530
	Invesco California Insured Municipal Income Trust	16,147	209,265
	Invesco California Quality Municipal Securities	28,900	350,846
	Nuveen California Dividend Advantage Municipal Fund	35,000	445,900
	Nuveen California Municipal Market Opportunity Fund	30,000	389,700
	Nuveen California Performance Plus Municipal Fund	3,020	39,109
			1,706,268
	Michigan 0.2%
	Nuveen Michigan Premium Income Fund	1,405	18,616
	Nuveen Michigan Quality Income	23,148	308,795
			327,411
	Multi-State 0.9%
	Invesco Insured Municipal Income Trust	24,716	342,811
	Invesco Municipal Income Opportunities Trust	38,418	237,423
	Invesco Municipal Income Opportunities Trust II	8,290	56,289
	Invesco Quality Municipal Income Trust	12,300	146,616
	Invesco Quality Municipal Securities	34,620	460,100
			1,243,239
	New York 0.0%‡
	Nuveen New York Dividend Advantage Municipal Fund	620	8,184
	Nuveen New York Investment Quality Municipal Fund	2,320	31,738
			39,922
	Pennsylvania 0.3%
	Nuveen Pennsylvania Investment Quality Municipal Fund	9,600	130,752
	Nuveen Pennsylvania Premium Income Municipal Fund 2	20,000	255,600
			386,352
	Total Unaffiliated Investment Companies (Cost $3,946,578)		3,703,192

	Total Investments (Cost $136,687,639) (n)	96.8%	138,652,678

	Other Assets, Less Liabilities	3.2	4,596,689

	Net Assets	100.0%	$143,249,367

¤	Among the Fund's 10 largest issuers held, as of July 31, 2011. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	AMBAC - Ambac Assurance Corp.
(c)	NATL-RE - National Public Finance Guarantee
(d)	ACA - ACA Financial Guaranty Corp.
(e)	AGC - ICC - Assured Guaranty Corporation - Insured Custody Certificates
(f)	AGM - Assured Guaranty Municipal Corp.
(g)	XLCA - XL Capital Assurance, Inc.
(h)	RADIAN - Radian Asset Assurance, Inc.
(i)	CIFG - CIFG Group
(j)	Illiquid security. The total market value of these securities at July 31, 2011 is $1,544,366, which represents 1.1% of the Fund's net assets.
(k)	FGIC - Financial Guaranty Insurance Co.
(l)	MBIA - MBIA Insurance Corp.
(m)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at July 31, 2011.
(n)	At July 31, 2011, cost is $136,687,639 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$3,528,348
Gross unrealized depreciation	(1,563,309)
Net unrealized appreciation	$1,965,039

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$134,949,486	$—	$134,949,486
Unaffiliated Investment Companies	3,703,192	—	—	3,703,192
Total Investments in Securities	$3,703,192	$134,949,486	$—	$138,652,678

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Equity Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 96.5% †
	Consumer Discretionary 13.8%
	Johnson Controls, Inc.	556,221	$20,552,366
	Lowe's Cos., Inc.	886,387	19,128,232
	McDonald's Corp.	153,550	13,279,004
¤	Time Warner, Inc.	931,213	32,741,449
	Viacom, Inc. Class B	487,384	23,599,133
			109,300,184
	Consumer Staples 10.3%
	Archer-Daniels-Midland Co.	531,000	16,131,780
¤	Coca-Cola Co. (The)	389,031	26,457,998
	CVS Caremark Corp.	93,449	3,396,871
¤	PepsiCo., Inc.	556,689	35,650,364
			81,637,013
	Energy 9.2%
	Chevron Corp.	103,583	10,774,704
	ConocoPhillips	34,456	2,480,488
	ExxonMobil Corp.	267,100	21,311,909
	Marathon Oil Corp.	425,197	13,168,351
	Marathon Petroleum Corp. (a)	229,748	10,060,665
	Occidental Petroleum Corp.	154,963	15,214,267
			73,010,384
	Financials 21.5%
	ACE, Ltd.	256,841	17,203,210
	AON Corp.	269,793	12,982,439
	BB&T Corp.	662,665	17,017,237
	BlackRock, Inc.	88,969	15,877,408
	Charles Schwab Corp. (The)	670,285	10,007,355
	Goldman Sachs Group, Inc. (The)	153,812	20,760,006
¤	JPMorgan Chase & Co.	806,000	32,602,700
	MetLife, Inc.	554,626	22,856,137
	Wells Fargo & Co.	747,056	20,872,745
			170,179,237
	Health Care 20.7%
	Covidien PLC	283,156	14,381,493
	HCA Holdings, Inc. (a)	238,200	6,355,176
	Hospira, Inc. (a)	148,250	7,578,540
¤	Johnson & Johnson	410,100	26,570,379
¤	Merck & Co., Inc.	783,610	26,744,609
¤	Pfizer, Inc.	1,907,270	36,695,875
¤	Sanofi, Sponsored ADR (b)	750,375	29,077,031
	WellPoint, Inc.	233,932	15,802,107
			163,205,210
	Industrials 3.0%
	Honeywell International, Inc.	441,175	23,426,393

	Information Technology 8.4%
	Applied Materials, Inc.	1,103,000	13,588,960
¤	Microsoft Corp.	1,287,202	35,269,335
	Texas Instruments, Inc.	573,338	17,056,805
			65,915,100
	Materials 2.7%
	Monsanto Co.	203,369	14,943,554
	Owens-Illinois, Inc. (a)	277,933	6,439,708
			21,383,262
	Telecommunication Services 6.9%
	BCE, Inc.	622,499	23,760,787
¤	Vodafone Group PLC, Sponsored ADR (b)	1,083,576	30,448,485
			54,209,272
	Total Common Stocks (Cost $646,456,665)		762,266,055

		Principal Amount	Value
	Short-Term Investment 4.3%
	Repurchase Agreement 4.3%
	State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $33,971,695 (Collateralized by a United States Treasury Note with rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $32,005,000 and a Market Value of $34,656,230)	$33,971,666	33,971,666

	Total Short-Term Investment (Cost $33,971,666)		33,971,666

	Total Investments (Cost $680,428,331) (c)	100.8%	796,237,721

	Other Assets, Less Liabilities	(0.8)	(6,140,927)

	Net Assets	100.0%	$790,096,794
¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2011, cost is $703,081,049 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$131,450,740
Gross unrealized depreciation	(38,294,068)
Net unrealized appreciation	$93,156,672

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$762,266,055	$—	$—	$762,266,055
Short-Term Investment
Repurchase Agreement	—	33,971,666	—	33,971,666
Total Investments in Securities	$762,266,055	$33,971,666	$—	$796,237,721

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund
Portfolio of Investments July 31, 2011 (Unaudited)
		Shares	Value
	Common Stocks 99.3% †
	Consumer Discretionary 15.1%
¤	Bridgestone Corp.	58,400	$1,451,940
	Genting Berhad	152,950	557,587
	Genting Singapore PLC (a)	244,500	385,807
	Johnson Controls, Inc.	20,400	753,780
	Lowe's Cos., Inc.	37,150	801,697
	Nissan Motor Co., Ltd.	111,300	1,188,395
	Sands China, Ltd. (a)	199,150	599,207
¤	Time Warner, Inc.	42,900	1,508,364
	Viacom, Inc. Class B	20,350	985,347
			8,232,124
	Consumer Staples 7.8%
	Archer-Daniels-Midland Co.	19,200	583,296
	Coca-Cola Co. (The)	16,150	1,098,361
	Danone S.A.	12,600	901,626
¤	PepsiCo., Inc.	26,200	1,677,848
			4,261,131
	Energy 8.4%
	ENI S.p.A.	43,650	952,100
	ExxonMobil Corp.	5,650	450,813
	Marathon Oil Corp.	16,400	507,908
	Marathon Petroleum Corp. (a)	8,800	385,352
	Occidental Petroleum Corp.	6,850	672,533
	Petroleo Brasileiro S.A., ADR (b)	30,650	1,041,180
	Total S.A.	10,250	556,432
			4,566,318
	Financials 19.9%
	Banco Bilbao Vizcaya Argentaria S.A.	46,110	486,911
	BB&T Corp.	24,050	617,604
	BlackRock, Inc.	4,100	731,686
	Charles Schwab Corp. (The)	25,050	373,997
	China Construction Bank Corp. Class H	737,369	595,099
	Deutsche Boerse A.G. (a)	7,200	534,664
	Erste Group Bank A.G.	12,450	597,327
	Goldman Sachs Group, Inc. (The)	6,150	830,066
	Intesa Sanpaolo S.p.A.	216,906	503,662
	JPMorgan Chase & Co.	29,700	1,201,365
	MetLife, Inc.	21,250	875,712
	Standard Chartered PLC	39,912	1,020,702
	Tokio Marine Holdings, Inc.	24,450	722,527
	UBS A.G. (a)	55,900	931,134
	Wells Fargo & Co.	28,950	808,863
			10,831,319
	Health Care 17.2%
	Bayer A.G.	13,350	1,072,883
	Covidien PLC	11,950	606,941
	GlaxoSmithKline PLC	24,800	555,257
	Hospira, Inc. (a)	5,150	263,268
	Johnson & Johnson	14,050	910,299
	Merck & Co., Inc.	28,229	963,456
¤	Novartis A.G.	26,950	1,660,727
¤	Pfizer, Inc.	67,900	1,306,396
¤	Sanofi	25,600	1,997,037
			9,336,264
	Industrials 8.2%
	ABB, Ltd. (a)	34,000	819,922
	China Communications Construction Co., Ltd. Class H	363,700	309,860
	Honeywell International, Inc.	15,700	833,670
¤	Mitsubishi Corp.	49,000	1,313,074
	Siemens A.G.	4,900	629,307
	TNT Express N.V. (a)	52,720	534,061
			4,439,894
	Information Technology 7.9%
	Applied Materials, Inc.	42,900	528,528
	HOYA Corp.	16,950	412,384
¤	Microsoft Corp.	58,300	1,597,420
	Samsung Electronics Co., Ltd., GDR (c)	1,512	601,927
	SAP A.G.	10,050	630,270
	Texas Instruments, Inc.	17,850	531,038
			4,301,567
	Materials 4.1%
	Akzo Nobel N.V.	6,450	395,651
	Anglo American PLC	5,900	280,852
	Holcim, Ltd. (a)	7,100	488,940
	JFE Holdings, Inc.	23,600	643,762
	Monsanto Co.	5,350	393,118
			2,202,323
	Telecommunication Services 8.0%
	BCE, Inc.	9,850	375,975
¤	Koninklijke KPN N.V.	86,500	1,236,206
	Nippon Telegraph & Telephone Corp.	19,700	972,397
¤	Vodafone Group PLC, Sponsored ADR (b)	62,400	1,753,440
			4,338,018
	Utilities 2.7%
	Energias de Portugal S.A.	86,500	300,786
	GDF Suez S.A.	35,076	1,150,647
			1,451,433
	Total Common Stocks (Cost $49,190,027)		53,960,391

	Principal Amount	Value
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $657,237 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $675,000 and a Market Value of $675,000)	$657,237	657,237

Total Short-Term Investment (Cost $657,237)		657,237

Total Investments (Cost $49,847,264) (d)	100.5%	54,617,628

Other Assets, Less Liabilities	(0.5)	(281,178)

Net Assets	100.0%	$54,336,450

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	GDR - Global Depositary Receipt.
(d)	At July 31, 2011, cost is $50,581,962 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$6,248,154
Gross unrealized depreciation	(2,212,488)
Net unrealized appreciation	$4,035,666

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$53,960,391	$—	$—	$53,960,391
Short-Term Investment
Repurchase Agreement	—	657,237	—	657,237
Total Investments in Securities	$53,960,391	$657,237	$—	$54,617,628

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost			Value
Japanese Yen	JPY	1	USD	0	(a)	USD	0	(a)
Malaysian Ringgit	MYR	4,673		1,581			1,574
Total			USD	1,581		USD	1,574
(a) Less than one dollar.

MainStay ICAP International Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Consumer Discretionary 10.3%
¤	Bridgestone Corp.	1,735,500	$43,147,977
	Genting Berhad	2,963,650	10,804,142
	Genting Singapore PLC (a)	5,882,100	9,281,613
	Nissan Motor Co., Ltd.	2,609,950	27,867,492
	Sands China, Ltd. (a)	4,791,600	14,417,067
			105,518,291
	Consumer Staples 3.5%
¤	Danone S.A.	503,400	36,022,088

	Energy 8.8%
¤	ENI S.p.A.	1,640,200	35,776,258
	Petroleo Brasileiro S.A., ADR (b)	750,050	25,479,198
	Repsol YPF, S.A.	369,550	11,695,410
	Total S.A.	329,200	17,870,969
			90,821,835
	Financials 18.2%
	Banco Bilbao Vizcaya Argentaria S.A.	1,199,745	12,669,035
	China Construction Bank Corp. Class H	18,000,477	14,527,410
	Deutsche Boerse A.G. (a)	296,050	21,984,364
	Erste Group Bank A.G.	368,200	17,665,524
	Intesa Sanpaolo S.p.A.	7,692,756	17,862,804
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	149,450	22,129,431
	Standard Chartered PLC	1,162,331	29,725,232
	Tokio Marine Holdings, Inc.	893,900	26,415,828
	UBS A.G. (a)	1,485,000	24,735,849
			187,715,477
	Health Care 15.6%
¤	Bayer A.G.	440,850	35,429,253
	GlaxoSmithKline PLC	981,950	21,985,266
¤	Novartis A.G.	795,650	49,029,954
¤	Sanofi	693,500	54,099,423
			160,543,896
	Industrials 12.1%
	ABB, Ltd. (a)	1,220,200	29,425,571
	China Communications Construction Co., Ltd. Class H	9,894,650	8,429,892
	KOMATSU, Ltd.	204,550	6,395,426
¤	Mitsubishi Corp.	1,288,000	34,515,087
	Siemens A.G.	167,000	21,447,820
	Sime Darby Berhad	2,194,700	6,766,006
	TNT Express N.V. (a)	1,683,487	17,053,959
			124,033,761
	Information Technology 5.3%
	HOYA Corp.	594,950	14,474,785
	Samsung Electronics Co., Ltd., GDR (c)	49,527	19,716,699
	SAP A.G.	325,300	20,400,692
			54,592,176
	Materials 6.7%
	Akzo Nobel N.V.	251,900	15,451,856
	Anglo American PLC	418,750	19,933,374
	Holcim, Ltd. (a)	274,300	18,889,600
	JFE Holdings, Inc.	554,450	15,124,310
			69,399,140
	Telecommunication Services 12.8%
	BCE, Inc.	405,400	15,474,118
¤	Koninklijke KPN N.V.	2,589,500	37,007,581
	Nippon Telegraph & Telephone Corp.	685,150	33,819,186
¤	Vodafone Group PLC, Sponsored ADR (b)	1,629,800	45,797,380
			132,098,265
	Utilities 4.9%
	Energias de Portugal S.A.	3,988,500	13,869,196
¤	GDF Suez S.A.	1,096,750	35,978,238
			49,847,434
	Total Common Stocks (Cost $931,816,989)		1,010,592,363
	Principal Amount	Value
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $21,750,526 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $20,490,000 and a Market Value of $22,187,351)	$21,750,508	21,750,508
Total Short-Term Investment (Cost $21,750,508)		21,750,508
Total Investments (Cost $953,567,497) (d)	100.3%	1,032,342,871

Other Assets, Less Liabilities	(0.3)	(3,156,313)
Net Assets	100.0%	$1,029,186,558

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	GDR - Global Depositary Receipt.
(d)	At July 31, 2011, cost is $968,943,858 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$108,163,636
Gross unrealized depreciation	(44,764,623)
Net unrealized appreciation	$63,399,013

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,010,592,363	$—	$—	$1,010,592,363
Short-Term Investment
Repurchase Agreement	—	21,750,508	—	21,750,508
Total Investments in Securities	$1,010,592,363	$21,750,508	$—	$1,032,342,871

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

At October 31, 2010 and July 31, 2011 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

As of July 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost			Value
Euro	EUR	130	USD	187		USD	187
Japanese Yen (a)	JPY	(1)		(0	)(b)		(0	)(b)
Malaysian Ringgit	MYR	86,165		29,159			29,031
Total			USD	29,346		USD	29,218

(a)	Currency was overdrawn as of July 31, 2011.
(b)	Less than one dollar.

MainStay ICAP Select Equity Fund
Portfolio of Investments July 31, 2011 (Unaudited)
		Shares	Value
	Common Stocks 99.2% †
	Consumer Discretionary 14.9%
¤	Johnson Controls, Inc.	3,217,290	$118,878,866
	Lowe's Cos., Inc.	4,881,930	105,352,049
¤	Time Warner, Inc.	4,942,750	173,787,090
	Viacom, Inc. Class B	2,255,702	109,221,091
			507,239,096
	Consumer Staples 12.6%
	Archer-Daniels-Midland Co.	2,340,650	71,108,947
¤	Coca-Cola Co. (The)	2,326,500	158,225,265
¤	PepsiCo., Inc.	3,074,797	196,910,000
			426,244,212
	Energy 8.6%
	ExxonMobil Corp.	936,250	74,703,388
	Marathon Oil Corp.	2,630,428	81,464,355
	Marathon Petroleum Corp.	1,315,214	57,593,221
	Occidental Petroleum Corp.	814,021	79,920,582
			293,681,546
	Financials 20.4%
	BB&T Corp.	3,147,350	80,823,948
	BlackRock, Inc.	422,150	75,336,889
	Charles Schwab Corp. (The)	3,208,100	47,896,933
	Goldman Sachs Group, Inc. (The)	826,950	111,613,442
¤	JPMorgan Chase & Co.	3,994,150	161,563,367
	MetLife, Inc.	2,743,750	113,069,938
	Wells Fargo & Co.	3,708,428	103,613,478
			693,917,995
	Health Care 22.1%
	Covidien PLC	1,410,490	71,638,787
	Hospira, Inc. (a)	654,650	33,465,708
	Johnson & Johnson	1,779,900	115,319,721
¤	Merck & Co., Inc.	4,221,180	144,068,873
¤	Pfizer, Inc.	11,933,360	229,597,846
¤	Sanofi, Sponsored ADR (b)	4,038,450	156,489,938
			750,580,873
	Industrials 3.5%
	Honeywell International, Inc.	2,220,526	117,909,931

	Information Technology 10.1%
	Applied Materials, Inc.	5,111,300	62,971,216
¤	Microsoft Corp.	6,923,175	189,694,995
	Texas Instruments, Inc.	3,030,370	90,153,507
			342,819,718
	Materials 2.2%
	Monsanto Co.	1,008,850	74,130,298

	Telecommunication Services 4.8%
¤	Vodafone Group PLC, Sponsored ADR (b)	5,834,700	163,955,070

	Total Common Stocks (Cost $2,994,936,765)		3,370,478,739
	Principal Amount	Value
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $41,592,095 (Collateralized by a United States Treasury Bill with a rate of 3.125% and a maturity date of 4/30/17 with a Principal Amount of $39,180,000 and a Market Value of $42,425,593)	$41,592,060	41,592,060

Total Short-Term Investment (Cost $41,592,060)		41,592,060
Total Investments (Cost $3,036,528,825) (c)	100.4%	3,412,070,799

Other Assets, Less Liabilities	(0.4)	(13,915,476)
Net Assets	100.0%	$3,398,155,323

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At July 31, 2011, cost is $3,070,450,625 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$450,421,352
Gross unrealized depreciation	(108,801,178)
Net unrealized appreciation	$341,620,174

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,370,478,739	$—	$—	$3,370,478,739
Short-Term Investment
Repurchase Agreement	—	41,592,060	—	41,592,060
Total Investments in Securities	$3,370,478,739	$41,592,060	$—	$3,412,070,799

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.8%†
	Asset-Backed Securities 0.3%
	Automobile 0.2%
	Nissan Auto Lease Trust Series 2010-B, Class A3 1.12%, due 12/15/13	$1,000,000	$1,004,337

	Home Equity 0.1%
	Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (a)	51,738	51,655
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	226,016	230,891
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	133,540	135,631
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (a)	96,707	88,028
			506,205
	Student Loans 0.0%‡
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 5.723%, due 3/25/47 (a)(b)	500,000	250,333

	Total Asset-Backed Securities (Cost $1,998,503)		1,760,875

	Corporate Bonds 17.8%
	Aerospace & Defense 0.4%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	293,521
	General Dynamics Corp. 4.25%, due 5/15/13	350,000	373,127
	Goodrich Corp. 7.00%, due 4/15/38	50,000	59,918
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	107,351
	Lockheed Martin Corp. 4.25%, due 11/15/19	250,000	262,908
	Northrop Grumman Corp.
	1.85%, due 11/15/15	400,000	399,373
	5.05%, due 8/1/19	100,000	110,258
	United Technologies Corp.
	4.50%, due 4/15/20	250,000	273,050
	6.125%, due 2/1/19	250,000	301,101
			2,180,607
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 6.45%, due 1/15/38	200,000	245,436
	Bunge Limited Finance Corp. 5.35%, due 4/15/14	100,000	108,539
	Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	378,529
			732,504
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	54,778	58,065

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	58,040

	Auto Manufacturers 0.1%
	DaimlerChrysler N.A. Holding Corp. 8.50%, due 1/18/31	300,000	419,471

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	56,824
	6.00%, due 1/15/36	50,000	55,151
			111,975
	Banks 3.9%
¤	Bank of America Corp.
	3.625%, due 3/17/16	1,200,000	1,204,890
	4.75%, due 8/1/15	250,000	264,056
	5.25%, due 12/1/15	200,000	212,052
	5.42%, due 3/15/17	1,100,000	1,122,109
	5.625%, due 10/14/16	100,000	107,221
	5.65%, due 5/1/18	325,000	343,933
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	261,400
	BB&T Corp. 3.375%, due 9/25/13	650,000	679,637
	Branch Banking & Trust Co. 4.875%, due 1/15/13	100,000	104,925
¤	Citigroup, Inc.
	4.70%, due 5/29/15	300,000	320,088
	4.875%, due 5/7/15	350,000	366,955
	5.50%, due 10/15/14	1,000,000	1,090,381
	5.875%, due 2/22/33	600,000	578,546
	6.125%, due 11/21/17	1,000,000	1,120,902
	6.375%, due 8/12/14	300,000	334,035
	Fifth Third Bank 4.75%, due 2/1/15	250,000	266,138
	Goldman Sachs Group, Inc. (The)
	5.15%, due 1/15/14	625,000	673,332
	5.35%, due 1/15/16	350,000	379,493
	5.95%, due 1/18/18	1,000,000	1,090,811
	6.00%, due 6/15/20	500,000	542,393
	6.25%, due 9/1/17	350,000	389,748
	HSBC Bank USA N.A. 4.625%, due 4/1/14	925,000	988,841
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	1,000,000	1,007,142
	5.15%, due 10/1/15	500,000	546,283
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	884,166
	KeyBank N.A. 5.80%, due 7/1/14	375,000	414,311
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	163,588
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	104,883
	Morgan Stanley
	Series E 5.45%, due 1/9/17	425,000	456,790
	5.50%, due 7/24/20	1,100,000	1,131,913
	6.25%, due 8/28/17	310,000	342,712
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	99,581
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	192,827
	PNC Funding Corp.
	3.625%, due 2/8/15	150,000	158,975
	5.125%, due 2/8/20	100,000	109,082
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	110,492
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	15,736
	U.S. Bancorp 2.875%, due 11/20/14	300,000	313,218
	U.S. Bank N.A. 4.80%, due 4/15/15	100,000	110,168
	UBS A.G. 7.75%, due 9/1/26	100,000	119,197
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	622,081
	5.00%, due 8/15/15	50,000	54,081
	5.60%, due 3/15/16	200,000	220,550
	6.60%, due 1/15/38	300,000	346,304
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	108,187
	5.50%, due 8/1/35	125,000	122,762
	Wells Fargo & Co. 3.75%, due 10/1/14	250,000	265,069
	Wells Fargo Bank N.A.
	5.75%, due 5/16/16	350,000	388,837
	5.95%, due 8/26/36	150,000	159,179
			21,010,000
	Beverages 0.3%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	303,865
	Coca-Cola Co. (The) 3.15%, due 11/15/20	550,000	545,475
	Dr. Pepper Snapple Group, Inc. 6.12%, due 5/1/13	100,000	108,458
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	78,370
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	566,152
			1,602,320
	Biotechnology 0.1%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	147,642
	4.85%, due 11/18/14	100,000	112,434
	5.85%, due 6/1/17	150,000	177,642
	6.40%, due 2/1/39	100,000	117,336
	Genentech, Inc. 4.75%, due 7/15/15	100,000	111,567
			666,621
	Building Materials 0.0%‡
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	103,731
	6.00%, due 9/30/16	100,000	112,010
			215,741
	Chemicals 0.3%
	Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	104,912
	Dow Chemical Co. (The) 2.50%, due 2/15/16	250,000	252,269
	E.I. du Pont de Nemours & Co.
	3.625%, due 1/15/21	50,000	50,688
	4.625%, due 1/15/20	200,000	217,814
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	51,739
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	112,637
	PPG Industries, Inc. 5.75%, due 3/15/13	100,000	107,246
	Praxair, Inc. 3.95%, due 6/1/13	200,000	212,053
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	126,629
	Valspar Corp. 5.625%, due 5/1/12	250,000	258,035
			1,494,022
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	19,000	19,427
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	149,166
			168,593
	Computers 0.3%
	Dell, Inc. 4.70%, due 4/15/13	175,000	186,235
	Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	109,733
	Hewlett-Packard Co. 2.20%, due 12/1/15	150,000	152,875
	International Business Machines Corp.
	5.70%, due 9/14/17	700,000	832,013
	5.875%, due 11/29/32	100,000	114,723
	6.50%, due 1/15/28	100,000	124,171
	7.50%, due 6/15/13	100,000	112,388
	8.375%, due 11/1/19	100,000	137,207
			1,769,345
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	106,659
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	250,000	282,003
	5.55%, due 3/5/37	100,000	112,299
	5.80%, due 8/15/34	75,000	85,874
			586,835
	Diversified Financial Services 0.6%
	General Electric Capital Corp.
	2.10%, due 1/7/14	100,000	102,306
	5.00%, due 1/8/16	375,000	415,443
	5.40%, due 2/15/17	200,000	224,325
	5.875%, due 1/14/38	525,000	540,585
	Series A 6.75%, due 3/15/32	650,000	740,075
	HSBC Finance Corp. 6.676%, due 1/15/21 (c)	951,000	1,007,156
	Toyota Motor Credit Corp. 2.80%, due 1/11/16	200,000	207,904
			3,237,794
	Electric 1.7%
	Alabama Power Co. 5.55%, due 2/1/17	50,000	57,264
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	105,848
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	106,096
	Arizona Public Service Co. 6.375%, due 10/15/11	100,000	101,142
	Baltimore Gas & Electric Co. 6.125%, due 7/1/13	100,000	109,208
	CenterPoint Energy Houston Electric LLC
	5.70%, due 3/15/13	75,000	80,696
	Series K2 6.95%, due 3/15/33	100,000	123,044
	Commonwealth Edison Co. 6.15%, due 9/15/17	300,000	353,577
	Consolidated Edison Co. of New York, Inc.
	6.20%, due 6/15/36	100,000	116,695
	6.30%, due 8/15/37	225,000	266,695
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	121,954
	Consumers Energy Co. Series B 5.375%, due 4/15/13	300,000	321,778
	Detroit Edison Co. (The) 6.40%, due 10/1/13	275,000	306,326
	Dominion Resources, Inc. 5.15%, due 7/15/15	100,000	112,156
	Duke Energy Carolinas LLC
	5.30%, due 2/15/40	150,000	160,927
	6.00%, due 1/15/38	200,000	230,876
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	248,035
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	79,140
	FirstEnergy Corp.
	Series B 6.45%, due 11/15/11	11,000	11,170
	Series C 7.375%, due 11/15/31	200,000	237,334
	Florida Power & Light Co.
	5.55%, due 11/1/17	100,000	118,557
	5.95%, due 10/1/33	100,000	113,841
	Florida Power Corp. 6.35%, due 9/15/37	150,000	180,159
	Georgia Power Co.
	4.75%, due 9/1/40	150,000	145,014
	5.65%, due 3/1/37	100,000	107,551
	Indiana Michigan Power Co. 7.00%, due 3/15/19	50,000	60,851
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	43,546
	Kansas City Power & Light Co. 6.50%, due 11/15/11	50,000	50,771
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	98,730
	Nevada Power Co.
	6.50%, due 4/15/12	50,000	52,001
	6.50%, due 8/1/18	150,000	178,801
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	303,037
	NiSource Finance Corp. 6.15%, due 3/1/13	175,000	187,913
	Ohio Power Co.
	Series K 6.00%, due 6/1/16	50,000	58,162
	Series G 6.60%, due 2/15/33	150,000	174,499
	Oncor Electric Delivery Co. LLC
	5.00%, due 9/30/17	100,000	110,644
	7.00%, due 9/1/22	100,000	123,065
	Pacific Gas & Electric Co. 5.625%, due 11/30/17	750,000	870,211
	PacifiCorp 6.25%, due 10/15/37	300,000	358,524
	Peco Energy Co. 5.95%, due 10/1/36	100,000	111,705
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	204,048
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	109,648
	Progress Energy, Inc. 5.625%, due 1/15/16	250,000	285,672
	PSE&G Power LLC
	5.125%, due 4/15/20	80,000	86,109
	8.625%, due 4/15/31	50,000	65,974
	PSI Energy, Inc. 5.00%, due 9/15/13	100,000	107,734
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	51,823
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	115,305
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	188,108
	South Carolina Electric & Gas Co.
	6.05%, due 1/15/38	100,000	114,232
	6.50%, due 11/1/18	90,000	109,368
	Southern California Edison Co.
	4.50%, due 9/1/40	175,000	167,683
	6.00%, due 1/15/34	100,000	115,367
	Union Electric Co.
	4.65%, due 10/1/13	100,000	106,995
	5.40%, due 2/1/16	100,000	113,678
	Virginia Electric and Power Co.
	5.00%, due 6/30/19	120,000	133,186
	6.00%, due 1/15/36	100,000	115,463
	6.00%, due 5/15/37	125,000	144,854
	Xcel Energy, Inc. 6.50%, due 7/1/36	200,000	235,537
			9,268,327
	Electrical Components & Equipment 0.1%
	Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	52,841
	Emerson Electric Co. 4.25%, due 11/15/20	400,000	430,388
			483,229
	Electronics 0.0%‡

	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	100,000	105,502

	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	300,000	327,902
	Waste Management, Inc.
	5.00%, due 3/15/14	50,000	54,581
	7.125%, due 12/15/17	100,000	120,778
	7.75%, due 5/15/32	75,000	96,656
			599,917
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 6.20%, due 9/30/13	250,000	277,321

	Finance - Consumer Loans 0.1%
	American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	323,750
	SLM Corp. 5.625%, due 8/1/33	250,000	219,379
			543,129
	Finance - Credit Card 0.4%
	American Express Co.
	5.50%, due 9/12/16	75,000	85,040
	6.15%, due 8/28/17	525,000	605,489
	American Express Credit Corp. 7.30%, due 8/20/13	600,000	668,423
	Capital One Bank USA N.A.
	5.125%, due 2/15/14	100,000	108,978
	8.80%, due 7/15/19	500,000	628,871
	Capital One Financial Corp. 5.25%, due 2/21/17	100,000	109,984
			2,206,785
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos., Inc. (The) 7.25%, due 2/1/18	400,000	481,236
	Credit Suisse First Boston USA, Inc.
	4.875%, due 1/15/15	875,000	954,537
	5.125%, due 1/15/14	100,000	109,234
	Merrill Lynch & Co., Inc.
	5.70%, due 5/2/17	100,000	102,258
	6.40%, due 8/28/17	400,000	441,789
			2,089,054
	Finance - Mortgage Loan/Banker 0.0%‡
	Countrywide Financial Corp. 6.25%, due 5/15/16	200,000	212,000

	Finance - Other Services 0.1%
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	276,490
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	50,000	50,126
	5.45%, due 2/1/18	150,000	171,511
	8.00%, due 3/1/32	75,000	101,139
			599,266
	Food 0.7%
	Campbell Soup Co.
	4.50%, due 2/15/19	250,000	270,852
	4.875%, due 10/1/13	100,000	108,842
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	107,628
	Corn Products International, Inc. 4.625%, due 11/1/20	50,000	52,184
	General Mills, Inc. 5.70%, due 2/15/17	250,000	291,972
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	116,957
	Kellogg Co. Series B 7.45%, due 4/1/31	150,000	196,392
	Kraft Foods, Inc.
	4.125%, due 2/9/16	500,000	544,357
	5.25%, due 10/1/13	100,000	108,876
	5.375%, due 2/10/20	250,000	282,053
	6.125%, due 2/1/18	250,000	295,741
	6.50%, due 8/11/17	225,000	270,315
	Kroger Co. (The)
	5.50%, due 2/1/13	250,000	266,740
	6.40%, due 8/15/17	175,000	209,447
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	107,501
	6.35%, due 8/15/17	100,000	116,632
	Sysco Corp. 5.375%, due 9/21/35	100,000	110,182
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	117,412
			3,574,083
	Forest Products & Paper 0.1%
	International Paper Co.
	5.25%, due 4/1/16	100,000	110,039
	5.30%, due 4/1/15	250,000	277,285
			387,324
	Gas 0.0%‡
	AGL Capital Corp. 4.45%, due 4/15/13	100,000	104,855
	Sempra Energy 6.00%, due 2/1/13	100,000	107,005
			211,860
	Hand & Machine Tools 0.0%‡
	Black & Decker Corp. 4.75%, due 11/1/14	50,000	54,793

	Health Care - Products 0.2%
	Baxter International, Inc.
	4.625%, due 3/15/15	50,000	55,409
	5.90%, due 9/1/16	100,000	118,964
	CareFusion Corp. 5.125%, due 8/1/14	100,000	110,023
	Johnson & Johnson
	5.15%, due 7/15/18	250,000	288,214
	6.95%, due 9/1/29	100,000	130,570
	Medtronic, Inc.
	4.45%, due 3/15/20	100,000	107,604
	Series B 4.75%, due 9/15/15	50,000	56,231
	St. Jude Medical, Inc. 3.75%, due 7/15/14	150,000	160,432
			1,027,447
	Health Care - Services 0.3%
	Aetna, Inc. 6.00%, due 6/15/16	175,000	205,191
	CIGNA Corp. 5.125%, due 6/15/20	150,000	162,451
	Laboratory Corp. of America Holdings 4.625%, due 11/15/20	100,000	104,297
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	106,892
	UnitedHealth Group, Inc.
	5.375%, due 3/15/16	100,000	114,630
	6.00%, due 6/15/17	330,000	385,043
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	270,659
			1,349,163
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	52,302
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	52,019
			104,321
	Household Products & Wares 0.1%
	Clorox Co. (The) 5.00%, due 1/15/15	50,000	53,021
	Fortune Brands, Inc. 5.375%, due 1/15/16	100,000	109,871
	Kimberly-Clark Corp.
	6.375%, due 1/1/28	100,000	117,441
	6.625%, due 8/1/37	100,000	126,119
			406,452
	Housewares 0.0%‡
	Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	51,757

	Insurance 1.0%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	101,517
	5.70%, due 2/15/17	60,000	68,242
	5.875%, due 6/15/14	105,000	118,030
	Aegon Funding Corp. 5.75%, due 12/15/20	100,000	108,642
	Allstate Corp. (The) 5.00%, due 8/15/14	425,000	470,548
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	317,926
	6.25%, due 5/1/36	200,000	207,777
	Aon Corp. 7.375%, due 12/14/12	100,000	108,607
	Assurant, Inc. 5.625%, due 2/15/14	100,000	106,735
	Berkshire Hathaway Finance Corp.
	4.85%, due 1/15/15	400,000	445,344
	5.00%, due 8/15/13	500,000	541,062
	Chubb Corp.
	5.20%, due 4/1/13	100,000	106,820
	5.75%, due 5/15/18	100,000	114,953
	Genworth Financial, Inc.
	Class A 4.95%, due 10/1/15	75,000	73,466
	5.75%, due 6/15/14	50,000	50,311
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	157,867
	Lincoln National Corp.
	4.75%, due 2/15/14	150,000	160,909
	4.85%, due 6/24/21	25,000	25,685
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	110,127
	MetLife, Inc.
	4.75%, due 2/8/21	300,000	313,476
	5.70%, due 6/15/35	100,000	104,444
	Metropolitan Life Global Funding I
	3.125%, due 1/11/16 (c)	100,000	103,899
	5.125%, due 6/10/14 (c)	220,000	241,398
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,540
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	105,790
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	55,904
	Protective Life Corp. 4.875%, due 11/1/14	100,000	108,329
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	250,000	275,883
	5.70%, due 12/14/36	200,000	200,867
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15	100,000	113,735
	6.75%, due 6/20/36	75,000	87,993
	Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	106,391
			5,239,217
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	50,509

	Iron & Steel 0.0%‡
	Nucor Corp. 4.125%, due 9/15/22	50,000	51,264

	Lodging 0.0%‡
	Marriott International, Inc. 5.625%, due 2/15/13	50,000	53,246
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	54,283
			107,529
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 6.05%, due 8/15/36	313,000	368,776

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	108,459
	7.125%, due 3/3/31	125,000	161,681
			270,140
	Media 1.0%
	Comcast Corp.
	4.95%, due 6/15/16	100,000	111,703
	5.65%, due 6/15/35	200,000	202,163
	5.875%, due 2/15/18	525,000	604,427
	6.45%, due 3/15/37	250,000	277,720
	Cox Communications, Inc. 5.45%, due 12/15/14	100,000	112,043
	DIRECTV Holdings LLC 5.20%, due 3/15/20	250,000	273,140
	Discovery Communications LLC
	3.70%, due 6/1/15	100,000	106,735
	6.35%, due 6/1/40	105,000	118,036
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	280,802
	NBC Universal, Inc. 5.15%, due 4/30/20 (c)	500,000	543,843
	News America, Inc.
	5.30%, due 12/15/14	300,000	331,245
	6.40%, due 12/15/35	175,000	178,533
	7.25%, due 5/18/18	100,000	117,832
	Time Warner Cable, Inc.
	6.20%, due 7/1/13	500,000	547,747
	6.55%, due 5/1/37	275,000	304,854
	6.75%, due 7/1/18	250,000	297,743
	Time Warner Cos., Inc. 6.95%, due 1/15/28	200,000	228,840
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	463,480
	Viacom, Inc.
	5.625%, due 8/15/12	18,000	18,763
	6.875%, due 4/30/36	250,000	292,862
			5,412,511
	Mining 0.1%
	Alcoa, Inc.
	5.72%, due 2/23/19	187,000	199,583
	5.95%, due 2/1/37	100,000	101,355
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	165,120
	Vulcan Materials Co. 6.30%, due 6/15/13	150,000	159,000
			625,058
	Miscellaneous - Manufacturing 0.2%
	3M Co. 5.70%, due 3/15/37	150,000	171,782
	Cooper US, Inc. 2.375%, due 1/15/16	125,000	127,581
	Danaher Corp.
	3.90%, due 6/23/21	50,000	51,815
	5.625%, due 1/15/18	100,000	115,587
	Dover Corp. 5.45%, due 3/15/18	100,000	114,905
	General Electric Co. 5.25%, due 12/6/17	150,000	169,002
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	111,486
	ITT Corp. 4.90%, due 5/1/14	250,000	274,182
			1,136,340
	Office Equipment/Supplies 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	111,021
	Xerox Corp.
	6.35%, due 5/15/18	100,000	117,711
	6.40%, due 3/15/16	160,000	185,996
			414,728
	Oil & Gas 0.7%
	Amerada Hess Corp. 7.30%, due 8/15/31	100,000	124,258
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	325,000	374,681
	6.45%, due 9/15/36	150,000	163,493
	Apache Corp. 5.10%, due 9/1/40	150,000	152,350
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	126,132
	Chevron Corp. 4.95%, due 3/3/19	250,000	286,434
	ConocoPhillips
	5.75%, due 2/1/19	250,000	293,765
	5.90%, due 10/15/32	250,000	281,756
	Devon Energy Corp.
	5.625%, due 1/15/14	100,000	111,626
	7.95%, due 4/15/32	50,000	67,012
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	207,932
	Marathon Oil Corp.
	6.00%, due 10/1/17	100,000	117,014
	6.80%, due 3/15/32	100,000	115,810
	Marathon Petroleum Corp. 3.50%, due 3/1/16 (c)	50,000	52,063
	Occidental Petroleum Corp. 4.125%, due 6/1/16	250,000	276,049
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	425,000	463,169
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	190,078
	6.625%, due 6/15/37	100,000	108,469
	7.50%, due 4/15/32	100,000	117,938
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	82,481
			3,712,510
	Oil & Gas Services 0.1%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	204,826
	Halliburton Co. 6.15%, due 9/15/19	250,000	299,318
	Weatherford International, Inc. 6.35%, due 6/15/17	225,000	260,316
			764,460
	Pharmaceuticals 0.7%
	Abbott Laboratories
	5.875%, due 5/15/16	200,000	236,803
	6.15%, due 11/30/37	225,000	265,696
	Allergan, Inc. 5.75%, due 4/1/16	50,000	58,091
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	150,000	172,875
	7.15%, due 6/15/23	50,000	65,238
	Cardinal Health, Inc.
	4.00%, due 6/15/15	150,000	160,598
	5.50%, due 6/15/13	50,000	53,904
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	109,435
	7.125%, due 6/1/25	100,000	129,907
	GlaxoSmithKline Capital, Inc.
	4.375%, due 4/15/14	200,000	219,058
	6.375%, due 5/15/38	250,000	302,647
	McKesson Corp. 5.70%, due 3/1/17	50,000	58,315
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	263,403
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	204,709
	Merck & Co., Inc.
	4.75%, due 3/1/15	100,000	112,554
	5.00%, due 6/30/19	250,000	283,212
	Novartis Capital Corp. 4.125%, due 2/10/14	100,000	108,251
	Pfizer, Inc. 6.20%, due 3/15/19	150,000	181,858
	Schering-Plough Corp. 6.50%, due 12/1/33	100,000	123,016
	Teva Pharmaceutical Finance LLC 6.15%, due 2/1/36	50,000	57,704
	Wyeth
	5.50%, due 3/15/13	100,000	107,687
	6.00%, due 2/15/36	200,000	226,949
	6.45%, due 2/1/24	100,000	123,096
			3,625,006
	Pipelines 0.5%
	Duke Capital LLC 6.75%, due 2/15/32	125,000	139,673
	Energy Transfer Partners, L.P.
	5.95%, due 2/1/15	130,000	145,436
	6.70%, due 7/1/18	100,000	115,291
	Enterprise Products Operating LLC 3.20%, due 2/1/16	100,000	103,311
	Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	230,401
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	162,457
	5.80%, due 3/15/35	250,000	252,653
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	234,204
	Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	73,267
	Spectra Energy Capital LLC 6.20%, due 4/15/18	50,000	57,762
	Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	368,247
	Williams Cos., Inc. 8.75%, due 3/15/32	185,000	242,930
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	317,931
			2,443,563
	Real Estate 0.1%
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	55,210
	5.375%, due 8/1/16	50,000	55,671
	ProLogis, L.P. 6.625%, due 5/15/18	50,000	56,675
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	110,076
			277,632
	Real Estate Investment Trusts 0.2%
	AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	105,614
	Boston Properties, Inc. 6.25%, due 1/15/13	24,000	25,717
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	49,371
	Camden Property Trust 5.00%, due 6/15/15	100,000	109,396
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	53,212
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	56,098
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	109,664
	Simon Property Group, L.P. 5.25%, due 12/1/16	450,000	502,592
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	107,510
			1,119,174
	Retail 0.7%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	118,283
	CVS Caremark Corp.
	4.75%, due 5/18/20	150,000	161,103
	4.875%, due 9/15/14	50,000	55,442
	6.25%, due 6/1/27	175,000	203,173
	Home Depot, Inc.
	5.40%, due 3/1/16	200,000	228,397
	5.875%, due 12/16/36	250,000	271,123
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	120,304
	6.875%, due 2/15/28	100,000	121,598
	McDonald's Corp. 5.80%, due 10/15/17	310,000	372,587
	Target Corp.
	6.00%, due 1/15/18	250,000	295,240
	6.50%, due 10/15/37	150,000	180,972
	Wal-Mart Stores, Inc.
	1.50%, due 10/25/15	250,000	250,121
	5.00%, due 10/25/40	225,000	227,863
	5.375%, due 4/5/17	350,000	407,157
	6.50%, due 8/15/37	350,000	429,669
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	152,067
			3,595,099
	Software 0.3%
	Microsoft Corp.
	3.00%, due 10/1/20	200,000	198,363
	4.20%, due 6/1/19	250,000	270,729
	Oracle Corp.
	5.00%, due 7/8/19	250,000	283,484
	5.25%, due 1/15/16	650,000	747,343
			1,499,919
	Telecommunications 0.9%
	AT&T, Inc.
	6.30%, due 1/15/38	300,000	332,026
	6.80%, due 5/15/36	265,000	308,611
	BellSouth Corp.
	6.00%, due 11/15/34	100,000	105,872
	6.875%, due 10/15/31	250,000	294,402
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	268,888
	5.50%, due 2/22/16	425,000	491,664
	Embarq Corp. 7.995%, due 6/1/36	200,000	212,998
	Harris Corp. 5.00%, due 10/1/15	50,000	55,497
	Motorola, Inc. 7.50%, due 5/15/25	100,000	122,387
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	143,794
	SBC Communications, Inc.
	5.10%, due 9/15/14	700,000	775,311
	6.15%, due 9/15/34	250,000	272,237
	Verizon Communications, Inc.
	5.85%, due 9/15/35	300,000	325,868
	6.10%, due 4/15/18	170,000	201,615
	6.35%, due 4/1/19	250,000	300,988
	6.40%, due 2/15/38	175,000	200,961
	Verizon Global Funding Corp. 7.75%, due 12/1/30	350,000	457,092
			4,870,211
	Textiles 0.0%‡
	Cintas Corp. 6.00%, due 6/1/12	100,000	104,192

	Transportation 0.4%
	Burlington Northern Santa Fe LLC
	4.70%, due 10/1/19	400,000	436,086
	5.75%, due 5/1/40	300,000	324,118
	6.15%, due 5/1/37	175,000	197,162
	6.20%, due 8/15/36	50,000	56,167
	CSX Corp. 5.60%, due 5/1/17	100,000	114,029
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	134,582
	FedEx Corp. 8.00%, due 1/15/19	50,000	64,138
	Norfolk Southern Corp.
	7.05%, due 5/1/37	100,000	127,308
	7.25%, due 2/15/31	100,000	129,074
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	81,589
	Union Pacific Corp. 4.163%, due 7/15/22 (c)	209,000	213,791
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	115,492
	6.20%, due 1/15/38	200,000	242,822
			2,236,358
	Trucking & Leasing 0.0%‡
	TTX Co. 5.00%, due 4/1/12 (c)	100,000	101,964

	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	117,404

	Total Corporate Bonds (Cost $88,249,127)		96,007,227

	Foreign Government Bonds 1.9%
	Foreign Governments 1.9%
	Export Development Canada 3.125%, due 4/24/14	250,000	266,024
	Federal Republic of Brazil 6.00%, due 1/17/17	2,200,000	2,580,600
	Mexico Government International Bond 5.125%, due 1/15/20	1,500,000	1,656,000
	Poland Government International Bond 5.125%, due 4/21/21	200,000	208,000
	Province of British Columbia Canada 4.30%, due 5/30/13	250,000	267,100
	Province of Manitoba Canada 2.125%, due 4/22/13	250,000	256,929
	Province of Nova Scotia 2.375%, due 7/21/15	100,000	103,863
	Province of Ontario
	2.95%, due 2/5/15	250,000	264,017
	4.00%, due 10/7/19	225,000	240,390
	4.10%, due 6/16/14	350,000	380,847
	4.375%, due 2/15/13	50,000	52,970
	4.95%, due 11/28/16	300,000	343,920
	Province of Quebec
	5.125%, due 11/14/16	285,000	329,226
	Series NJ 7.50%, due 7/15/23	302,000	410,158
	Republic of Chile 5.50%, due 1/15/13	100,000	106,074
	Republic of Italy 6.875%, due 9/27/23	750,000	809,912
	Republic of Korea 5.75%, due 4/16/14	500,000	551,790
	Republic of Poland 5.25%, due 1/15/14	100,000	108,370
	Republic of South Africa 7.375%, due 4/25/12	100,000	104,500
	United Mexican States 5.625%, due 1/15/17	800,000	914,000
	Total Foreign Government Bonds (Cost $9,270,573)		9,954,690

	Mortgage-Backed Securities 2.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.3%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	1,286,000	1,315,872
	Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,350,000	1,411,387
	Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, due 12/15/39	1,000,000	1,071,628
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (b)	1,000,000	1,077,837
	Series 2006-GG7, Class A4 5.881%, due 7/10/38 (d)	1,000,000	1,108,923
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (d)	495,968	526,200
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,324,165
	Series 2007-CB19, Class ASB 5.725%, due 2/12/49 (d)	1,090,000	1,169,508
¤	Morgan Stanley Capital I
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42 (b)	1,765,900	1,836,469
	Series 2006-IQ11, Class A4 5.73%, due 10/15/42 (d)	1,400,000	1,556,535

	Total Mortgage-Backed Securities (Cost $8,436,205)		12,398,524

	Municipal Bonds 0.5%
	Arizona 0.2%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,001,370

	Connecticut 0.1%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	518,065

	Kansas 0.2%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	963,960

	Total Municipal Bonds (Cost $2,523,348)		2,483,395

	U.S. Government & Federal Agencies 71.8%
	Federal Home Loan Bank 0.6%
	3.625%, due 10/18/13	3,000,000	3,200,994
¤	Federal Home Loan Mortgage Corporation 3.2%
	1.00%, due 12/9/13	1,000,000	1,000,623
	2.125%, due 9/21/12	5,500,000	5,609,653
	3.75%, due 3/27/19	3,300,000	3,574,052
	4.50%, due 1/15/15	2,000,000	2,235,926
	4.75%, due 1/19/16	2,000,000	2,283,198
	5.125%, due 10/18/16	2,430,000	2,831,130
			17,534,582
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 10.7%
	3.50%, due 2/1/26	977,041	1,005,916
	3.50%, due 7/1/26	498,076	512,796
	3.50%, due 4/1/41	337,898	330,288
	4.00%, due 9/1/23 TBA (e)	1,700,000	1,779,953
	4.00%, due 4/1/26	989,991	1,038,585
	4.00%, due 2/1/31	493,100	512,967
	4.00%, due 7/1/39	1,949,327	1,988,574
	4.00%, due 11/1/39 TBA (e)	3,000,000	3,035,625
	4.50%, due 4/1/20	997,801	1,068,739
	4.50%, due 10/1/24	470,004	499,747
	4.50%, due 5/1/25	608,539	646,668
	4.50%, due 7/1/30	541,195	572,302
	4.50%, due 6/1/34	288,593	303,624
	4.50%, due 6/1/35	432,978	455,057
	4.50%, due 8/1/35	457,683	481,022
	4.50%, due 2/1/39	1,237,988	1,293,956
	4.50%, due 6/1/39	6,680,012	6,980,463
	4.50%, due 7/1/39	619,142	646,989
	4.50%, due 1/1/40	1,699,202	1,775,628
	5.00%, due 1/1/25	1,455,947	1,565,761
	5.00%, due 6/1/30	444,955	476,524
	5.00%, due 8/1/30	441,580	472,909
	5.00%, due 8/1/35	3,668,073	3,932,330
	5.00%, due 6/1/37	2,870,157	3,068,409
	5.00%, due 11/1/37	259,360	277,275
	5.00%, due 10/1/39	828,193	886,694
	5.00%, due 3/1/40	1,679,987	1,794,455
	5.005%, due 3/1/39 (b)	463,670	497,259
	5.171%, due 4/1/39 (b)	351,579	377,574
	5.50%, due 2/1/18	202,164	218,414
	5.50%, due 1/1/22	293,035	317,505
	5.50%, due 3/1/23	104,711	113,062
	5.50%, due 6/1/23	239,485	258,585
	5.50%, due 11/1/27	449,754	487,892
	5.50%, due 9/1/35	463,523	505,726
	5.50%, due 4/1/37	4,206,479	4,568,444
	5.50%, due 6/1/37	825,293	896,309
	5.50%, due 7/1/37	234,819	255,025
	5.50%, due 11/1/37	382,681	415,610
	5.50%, due 8/1/38	550,068	596,542
	5.50%, due 12/1/38	575,335	623,943
	5.815%, due 10/1/37 (b)	1,527,086	1,647,149
	6.00%, due 8/1/17	161,301	175,274
	6.00%, due 6/1/21	80,185	87,482
	6.00%, due 9/1/21	131,040	142,965
	6.00%, due 11/1/22	119,002	129,609
	6.00%, due 4/1/36	509,045	562,711
	6.00%, due 8/1/36	216,621	239,458
	6.00%, due 2/1/37	772,147	853,550
	6.00%, due 8/1/37	771,378	851,253
	6.00%, due 11/1/37	1,411,062	1,557,176
	6.00%, due 12/1/39	738,677	815,167
	6.164%, due 10/1/36 (b)	611,474	668,028
	6.50%, due 10/1/11	83	84
	6.50%, due 6/1/14	6,060	6,404
	6.50%, due 4/1/17	6,335	6,961
	6.50%, due 5/1/17	24,048	26,424
	6.50%, due 11/1/25	16,933	19,000
	6.50%, due 5/1/26	2,470	2,793
	6.50%, due 3/1/27	7,378	8,448
	6.50%, due 5/1/31	9,631	10,991
	6.50%, due 8/1/31	8,098	9,242
	6.50%, due 1/1/32	61,441	70,119
	6.50%, due 3/1/32	60,421	68,804
	6.50%, due 4/1/32	23,477	26,734
	6.50%, due 7/1/32	28,954	32,971
	6.50%, due 1/1/34	39,719	45,068
	6.50%, due 1/1/37	298,928	336,664
	6.50%, due 9/1/37	600,046	673,544
	7.00%, due 11/1/11	44	44
	7.00%, due 4/1/26	6,673	7,714
	7.00%, due 7/1/26	720	832
	7.00%, due 12/1/27	10,679	12,361
	7.00%, due 1/1/30	5,680	6,594
	7.00%, due 3/1/31	32,317	37,569
	7.00%, due 10/1/31	13,632	15,847
	7.00%, due 3/1/32	54,347	63,179
	7.00%, due 9/1/33	234,860	273,372
	7.00%, due 11/1/36	101,287	116,920
	7.00%, due 12/1/37	237,190	273,647
	7.50%, due 1/1/16	3,689	3,987
	7.50%, due 1/1/26	2,015	2,342
	7.50%, due 2/1/32	30,383	35,573
	8.00%, due 7/1/26	4,312	5,130
			57,464,330
¤	Federal National Mortgage Association 2.3%
	1.05%, due 10/22/13	1,000,000	1,009,183
	1.75%, due 2/22/13	2,000,000	2,040,506
	2.625%, due 11/20/14	2,000,000	2,110,994
	2.75%, due 3/13/14	1,000,000	1,053,474
	3.00%, due 9/16/14	3,000,000	3,200,976
	5.375%, due 6/12/17	2,100,000	2,485,442
	6.21%, due 8/6/38	475,000	596,006
			12,496,581
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.4%
	2.969%, due 2/1/51 (b)	993,707	1,029,341
	3.168%, due 2/1/41 (b)	600,000	618,209
	3.50%, due 10/1/25	969,634	998,138
	3.50%, due 11/1/25	476,316	490,319
	3.50%, due 1/1/26	484,504	498,747
	3.50%, due 4/1/26	489,795	504,347
	3.50%, due 1/1/41	489,722	479,398
	3.50%, due 2/1/41	496,213	485,751
	3.512%, due 8/1/40 (b)	922,792	964,249
	4.00%, due 3/1/22	264,445	278,844
	4.00%, due 4/1/24 TBA (e)	500,000	523,906
	4.00%, due 2/1/25	3,164,670	3,321,985
	4.00%, due 6/1/30	271,723	282,510
	4.00%, due 1/1/31	486,941	506,271
	4.00%, due 7/1/40	959,994	977,726
	4.00%, due 9/1/40	4,653,858	4,733,171
	4.00%, due 12/1/40	976,865	993,513
	4.00%, due 1/1/41	1,972,810	2,006,432
	4.00%, due 3/1/41	992,228	1,008,828
	4.50%, due 2/1/23	616,560	657,118
	4.50%, due 3/1/23	136,554	145,537
	4.50%, due 8/1/23	558,943	595,711
	4.50%, due 4/1/24	1,511,907	1,610,418
	4.50%, due 3/1/30	695,387	734,922
	4.50%, due 4/1/39	13,315,387	13,924,685
	4.50%, due 12/1/39	442,331	462,572
	4.50%, due 11/1/40	493,197	515,611
	4.50%, due 6/1/41	996,475	1,041,605
	5.00%, due 3/1/21	25,704	27,743
	5.00%, due 6/1/22	310,517	334,131
	5.00%, due 4/1/23	173,954	186,885
	5.00%, due 7/1/23	302,634	325,129
	5.00%, due 8/1/23	444,756	479,066
	5.00%, due 1/1/24	234,003	251,397
	5.00%, due 11/1/29	448,256	480,830
	5.00%, due 7/1/30	317,702	340,788
	5.00%, due 4/1/39	396,016	423,247
	5.00%, due 6/1/39	1,917,034	2,050,349
	5.00%, due 7/1/39	3,382,291	3,614,861
	5.00%, due 10/1/39	2,477,525	2,647,495
	5.00%, due 12/1/39	2,737,271	2,925,061
	5.00%, due 8/1/40	1,106,219	1,182,457
	5.00%, due 9/1/40	265,530	283,830
	5.50%, due 8/1/17	25,323	27,488
	5.50%, due 7/1/22	368,889	399,903
	5.50%, due 11/1/23	141,812	153,734
	5.50%, due 4/1/30	481,827	523,814
	5.50%, due 5/1/35	251,856	274,905
	5.50%, due 6/1/35	157,874	172,322
	5.50%, due 7/1/35	876,496	956,710
	5.50%, due 8/1/35	129,916	141,806
	5.50%, due 9/1/35	366,143	399,652
	5.50%, due 11/1/35	1,762,991	1,924,336
	5.50%, due 4/1/36	359,762	392,687
	5.50%, due 6/1/36	276,156	300,048
	5.50%, due 1/1/37	448,038	488,061
	5.50%, due 3/1/37	1,409,200	1,530,240
	5.50%, due 4/1/37	155,689	169,061
	5.50%, due 3/1/38	4,861,121	5,274,100
	5.50%, due 6/1/38	373,758	405,511
	5.50%, due 10/1/38	242,452	263,049
	5.512%, due 11/1/38 (b)	1,179,118	1,270,251
	6.00%, due 6/1/16	25,701	27,929
	6.00%, due 7/1/16	14,417	15,667
	6.00%, due 9/1/16	16,541	17,975
	6.00%, due 9/1/17	6,759	7,353
	6.00%, due 7/1/36	980,635	1,083,979
	6.00%, due 8/1/36	48,222	53,304
	6.00%, due 9/1/36	274,560	303,494
	6.00%, due 11/1/36	279,828	309,318
	6.00%, due 12/1/36	201,738	222,998
	6.00%, due 4/1/37	922,065	1,018,356
	6.00%, due 7/1/37	2,011,910	2,218,907
	6.00%, due 8/1/37	303,362	334,574
	6.00%, due 12/1/37	659,763	727,643
	6.00%, due 2/1/38	1,078,980	1,189,991
	6.00%, due 4/1/38	338,580	373,415
	6.00%, due 5/1/38	559,505	616,020
	6.50%, due 10/1/11	612	616
	6.50%, due 11/1/11	424	428
	6.50%, due 6/1/15	15,667	16,331
	6.50%, due 2/1/28	5,940	6,778
	6.50%, due 7/1/32	8,332	9,444
	6.50%, due 8/1/32	148,796	168,668
	6.50%, due 8/1/35	231,272	260,424
	6.50%, due 9/1/35	5,897	6,641
	6.50%, due 7/1/36	444,558	498,372
	6.50%, due 8/1/36	145,852	163,508
	6.50%, due 9/1/36	259,283	290,669
	6.50%, due 10/1/36	86,612	97,575
	6.50%, due 11/1/36	149,710	167,832
	6.50%, due 8/1/37	5,853	6,590
	6.50%, due 10/1/37	379,271	423,760
	6.50%, due 11/1/37	116,501	130,166
	6.50%, due 12/1/37	155,534	173,778
	6.50%, due 2/1/38	353,364	394,813
	7.00%, due 10/1/11	6	6
	7.00%, due 11/1/11	578	585
	7.00%, due 9/1/37	57,598	66,487
	7.00%, due 10/1/37	9,483	10,947
	7.00%, due 11/1/37	270,384	312,109
	7.50%, due 7/1/30	9,957	11,699
	7.50%, due 7/1/31	37,905	44,583
	7.50%, due 8/1/31	487	573
	8.00%, due 9/1/11	1	1
	8.00%, due 11/1/11	201	202
	8.00%, due 1/1/25	195	229
	8.00%, due 6/1/25	233	273
	8.00%, due 9/1/25	1,059	1,242
	8.00%, due 9/1/26	6,357	7,472
	8.00%, due 10/1/26	950	1,116
	8.00%, due 11/1/26	1,616	1,899
	8.00%, due 4/1/27	2,130	2,500
	8.00%, due 6/1/27	18,903	22,189
	8.00%, due 12/1/27	4,318	4,990
	8.00%, due 1/1/28	30,370	35,649
			82,872,878
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.0%
	4.00%, due 3/15/25	421,619	447,914
	4.00%, due 9/15/25	469,584	498,870
	4.00%, due 5/15/39	852,897	883,337
	4.00%, due 11/15/39	95,138	98,533
	4.00%, due 6/1/40 TBA (e)	1,500,000	1,545,000
	4.00%, due 9/20/40	483,316	499,583
	4.00%, due 2/20/41	988,262	1,021,525
	4.00%, due 3/20/41	495,135	511,800
	4.50%, due 11/15/24	468,801	504,181
	4.50%, due 3/20/39	3,572,998	3,809,382
	4.50%, due 7/15/39	451,233	482,708
	4.50%, due 8/1/39 TBA (e)	3,600,000	3,836,250
	4.50%, due 10/20/39	466,014	496,845
	4.50%, due 2/15/40	1,463,733	1,562,629
	4.50%, due 3/15/40	932,598	995,608
	4.50%, due 6/20/40	487,315	519,250
	4.50%, due 10/20/40	474,755	505,868
	4.50%, due 7/20/41	800,000	852,427
	5.00%, due 4/20/33	171,397	188,750
	5.00%, due 8/15/33	87,777	96,272
	5.00%, due 2/15/36	367,740	401,607
	5.00%, due 6/20/36	17,611	19,324
	5.00%, due 9/15/37	82,541	90,104
	5.00%, due 1/15/39	298,716	326,040
	5.00%, due 3/15/39	734,882	802,103
	5.00%, due 5/15/39	1,205,793	1,316,087
	5.00%, due 5/20/39	229,456	251,062
	5.00%, due 8/15/39	756,455	825,648
	5.00%, due 9/15/39	372,729	406,823
	5.00%, due 10/15/39	403,968	440,919
	5.00%, due 9/20/40	4,437,468	4,852,548
	5.50%, due 3/15/33	1,208,137	1,344,514
	5.50%, due 7/15/34	287,373	319,753
	5.50%, due 7/20/34	160,090	178,150
	5.50%, due 9/15/35	377,851	419,678
	5.50%, due 12/20/35	374,439	417,057
	5.50%, due 1/20/39	1,521,618	1,686,725
	6.00%, due 3/20/29	40,613	45,610
	6.00%, due 1/15/32	72,915	81,918
	6.00%, due 12/15/32	26,413	29,674
	6.00%, due 3/20/33	206,625	231,685
	6.00%, due 2/15/34	183,568	206,003
	6.00%, due 1/20/35	111,571	125,102
	6.00%, due 6/15/35	106,079	118,977
	6.00%, due 9/15/35	247,724	279,162
	6.00%, due 5/15/36	282,110	315,972
	6.00%, due 5/15/37	259,013	289,861
	6.00%, due 9/20/40	1,155,021	1,292,939
	6.50%, due 3/20/31	26,063	29,765
	6.50%, due 1/15/32	33,555	38,489
	6.50%, due 6/15/35	2,369	2,681
	6.50%, due 12/15/35	32,971	37,653
	6.50%, due 1/15/36	229,126	258,777
	6.50%, due 9/15/36	80,821	91,376
	6.50%, due 9/15/37	95,084	107,459
	6.50%, due 10/15/37	140,197	158,027
	6.50%, due 11/15/38	400,365	451,673
	7.00%, due 11/15/11	521	521
	7.00%, due 2/15/26	611	711
	7.00%, due 6/15/29	578	676
	7.00%, due 12/15/29	4,574	5,339
	7.00%, due 5/15/31	2,509	2,944
	7.00%, due 8/15/31	19,415	22,781
	7.00%, due 8/20/31	35,253	41,227
	7.00%, due 8/15/32	53,897	63,192
	7.50%, due 9/15/11	289	290
	7.50%, due 3/15/26	4,731	5,540
	7.50%, due 10/15/26	9,254	10,835
	7.50%, due 11/15/26	1,332	1,559
	7.50%, due 1/15/30	15,187	17,883
	7.50%, due 10/15/30	7,444	8,766
	7.50%, due 3/15/32	28,831	33,942
	8.00%, due 6/15/26	244	289
	8.00%, due 9/15/26	1,617	1,915
	8.00%, due 10/15/26	390	462
	8.00%, due 11/15/26	1,877	2,180
	8.00%, due 5/15/27	136	161
	8.00%, due 7/15/27	945	1,120
	8.00%, due 9/15/27	556	660
	8.00%, due 11/15/30	30,061	35,819
	8.50%, due 7/15/26	1,095	1,323
	8.50%, due 11/15/26	6,070	7,337
			37,915,149
¤	United States Treasury Bonds 3.9%
	4.25%, due 11/15/40	1,500,000	1,529,296
	4.375%, due 5/15/41	9,600,000	9,993,024
	4.75%, due 2/15/41	2,295,000	2,542,071
	5.25%, due 11/15/28	4,500,000	5,400,000
	6.75%, due 8/15/26	1,000,000	1,383,125
			20,847,516
¤	United States Treasury Notes 28.7%
	0.50%, due 5/31/13	5,245,000	5,259,340
	0.50%, due 10/15/13	5,135,000	5,149,039
	0.625%, due 7/15/14	8,300,000	8,318,177
	0.75%, due 8/15/13	17,500,000	17,629,885
	0.75%, due 6/15/14	16,075,000	16,176,723
	1.00%, due 7/15/13	8,680,000	8,786,504
	1.00%, due 1/15/14	8,000,000	8,113,128
	1.00%, due 5/15/14	12,000,000	12,165,960
	1.25%, due 9/30/15	2,695,000	2,720,686
	1.50%, due 6/30/16	7,695,000	7,753,944
	1.50%, due 7/31/16	8,500,000	8,551,765
	1.875%, due 9/30/17	3,000,000	3,009,375
	2.125%, due 12/31/15	3,260,000	3,402,625
	2.375%, due 5/31/18	6,000,000	6,123,780
	2.375%, due 6/30/18	6,000,000	6,112,500
	2.625%, due 11/15/20	3,550,000	3,520,879
	2.75%, due 2/28/18	2,500,000	2,623,827
	3.125%, due 1/31/17	8,700,000	9,420,464
	3.125%, due 5/15/21	9,250,000	9,502,895
	3.25%, due 3/31/17	2,000,000	2,177,500
	3.375%, due 11/15/19	7,355,000	7,876,749
			154,395,745
	Total U.S. Government & Federal Agencies (Cost $375,933,550)		386,727,775

Yankee Bonds 5.2% (f)
Banks 1.6%
Abbey National Treasury Services PLC 4.00%, due 4/27/16	75,000	73,450
Bank of Nova Scotia
2.375%, due 12/17/13	250,000	257,418
3.40%, due 1/22/15	175,000	185,784
Barclays Bank PLC 5.125%, due 1/8/20	415,000	426,187
Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	100,000	101,628
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.50%, due 1/11/21	100,000	105,808
Credit Suisse New York 5.50%, due 5/1/14	500,000	550,863
Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	371,266
Eksportfinans A/S 5.50%, due 5/25/16	200,000	232,369
Export-Import Bank of Korea 5.875%, due 1/14/15	350,000	388,924
Inter-American Development Bank 6.80%, due 10/15/25	604,000	803,084
Korea Development Bank
4.375%, due 8/10/15	200,000	212,479
5.30%, due 1/17/13	125,000	131,525
Kreditanstalt fuer Wiederaufbau
2.625%, due 3/3/15	1,000,000	1,052,666
4.50%, due 7/16/18	850,000	962,448
Series G 4.875%, due 1/17/17	1,000,000	1,150,787
Landwirtschaftliche Rentenbank
3.125%, due 7/15/15	300,000	319,569
5.125%, due 2/1/17	375,000	434,710
Royal Bank of Scotland Group PLC
5.00%, due 11/12/13	100,000	100,420
5.05%, due 1/8/15	100,000	98,598
UBS A.G.
5.875%, due 7/15/16	125,000	137,679
5.875%, due 12/20/17	200,000	223,213
Westpac Banking Corp.
3.00%, due 12/9/15	300,000	306,290
4.625%, due 6/1/18	50,000	52,449
		8,679,614
Beverages 0.1%
Diageo Capital PLC 5.875%, due 9/30/36	150,000	169,429
Diageo Finance B.V. 3.25%, due 1/15/15	100,000	105,904
		275,333
Building Materials 0.0%‡
Lafarge S.A.
6.50%, due 7/15/16	50,000	54,768
7.125%, due 7/15/36	50,000	50,629
		105,397
Chemicals 0.0%‡
Potash Corp. of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	164,077

Electric 0.0%‡
Scottish Power PLC 5.375%, due 3/15/15	100,000	105,659

Electronics 0.1%
Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	275,000	326,325

Finance - Investment Banker/Broker 0.1%
BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (c)	250,000	247,898

Forest Products & Paper 0.0%‡
Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	54,416

Health Care - Products 0.0%‡
Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	179,611

Insurance 0.0%‡
AXA S.A. 8.60%, due 12/15/30	105,000	127,403

Iron & Steel 0.1%
ArcelorMittal
5.375%, due 6/1/13	200,000	212,928
6.125%, due 6/1/18	300,000	330,158
		543,086
Media 0.0%‡
Thomson Corp. (The) 5.70%, due 10/1/14	50,000	56,525
Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	114,825
		171,350
Mining 0.4%
Alcan, Inc.
5.00%, due 6/1/15	100,000	111,527
5.75%, due 6/1/35	50,000	54,690
Barrick Australia Finance Pty, Ltd. 5.95%, due 10/15/39	150,000	160,794
Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	55,098
BHP Billiton Finance USA, Ltd. 4.80%, due 4/15/13	100,000	106,856
Inco, Ltd. 5.70%, due 10/15/15	100,000	111,457
Rio Tinto Finance USA, Ltd. 1.875%, due 11/2/15	650,000	653,891
Vale Overseas, Ltd. 6.25%, due 1/23/17	600,000	689,956
Xstrata Canada Corp. 5.50%, due 6/15/17	50,000	54,738
		1,999,007
Miscellaneous - Manufacturing 0.0%‡
Ingersoll-Rand Co. 4.75%, due 5/15/15	150,000	164,881

Multi-National 0.8%
European Investment Bank
2.25%, due 3/15/16	1,250,000	1,289,507
2.75%, due 3/23/15	1,250,000	1,319,232
2.875%, due 9/15/20	500,000	497,090
International Bank for Reconstruction & Development (zero coupon), due 3/11/31	504,000	198,496
2.125%, due 3/15/16	1,000,000	1,032,484
		4,336,809
Oil & Gas 0.8%
Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	109,557
BP Capital Markets PLC
4.50%, due 10/1/20	50,000	53,471
5.25%, due 11/7/13	250,000	271,670
Canadian Natural Resources, Ltd.
5.85%, due 2/1/35	105,000	112,457
6.50%, due 2/15/37	75,000	88,491
Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	120,162
EnCana Corp.
4.75%, due 10/15/13	100,000	107,584
6.50%, due 8/15/34	85,000	94,866
6.50%, due 2/1/38	125,000	142,005
Norsk Hydro ASA 7.75%, due 6/15/23	125,000	165,393
Petro-Canada
4.00%, due 7/15/13	100,000	105,075
6.05%, due 5/15/18	225,000	263,018
Petrobras International Finance Co.
5.875%, due 3/1/18	475,000	528,863
7.75%, due 9/15/14	250,000	293,216
Shell International Finance B.V.
4.00%, due 3/21/14	400,000	432,194
4.30%, due 9/22/19	125,000	135,495
5.50%, due 3/25/40	325,000	363,085
Suncor Energy, Inc.
6.10%, due 6/1/18	100,000	117,434
6.50%, due 6/15/38	100,000	115,699
Talisman Energy, Inc.
5.125%, due 5/15/15	50,000	55,979
6.25%, due 2/1/38	55,000	60,908
Total Capital S.A. 2.30%, due 3/15/16	300,000	307,715
Transocean, Inc.
6.00%, due 3/15/18	125,000	142,415
7.375%, due 4/15/18	100,000	118,347
		4,305,099
Oil & Gas Services 0.0%‡
Weatherford International, Inc. 4.95%, due 10/15/13	100,000	106,710

Pharmaceuticals 0.2%
AstraZeneca PLC 6.45%, due 9/15/37	200,000	244,129
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	515,473
Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	105,000	109,974
		869,576
Pipelines 0.2%
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	405,000	428,931
4.875%, due 1/15/15	380,000	420,824
5.85%, due 3/15/36	100,000	109,742
		959,497
Sovereign 0.1%
Svensk Exportkredit AB
3.25%, due 9/16/14	250,000	266,039
5.125%, due 3/1/17	200,000	231,417
		497,456
Telecommunications 0.6%
America Movil S.A. de C.V. 5.75%, due 1/15/15	675,000	764,326
British Telecommunications PLC 9.875%, due 12/15/30	100,000	141,658
Deutsche Telekom International Finance B.V.
5.25%, due 7/22/13	100,000	107,851
5.75%, due 3/23/16	200,000	229,354
6.00%, due 7/8/19	250,000	293,270
France Telecom S.A.
4.375%, due 7/8/14	125,000	135,828
8.50%, due 3/1/31	250,000	350,680
Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	270,731
Telecom Italia Capital S.A.
4.95%, due 9/30/14	150,000	151,080
6.00%, due 9/30/34	100,000	86,390
6.375%, due 11/15/33	175,000	157,873
Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	106,449
Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	238,785
Vodafone Group PLC
6.15%, due 2/27/37	250,000	284,643
7.875%, due 2/15/30	100,000	132,045
		3,450,963
Transportation 0.1%
Canadian National Railway Co.
6.20%, due 6/1/36	100,000	116,681
6.375%, due 11/15/37	60,000	71,325
Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	154,258
		342,264
Water 0.0%‡
United Utilities PLC 5.375%, due 2/1/19	100,000	106,148

Total Yankee Bonds (Cost $26,143,883)		28,118,579

Total Long-Term Bonds (Cost $512,555,189)		537,451,065

Short-Term Investments 2.2%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $100,812 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $105,000 and a Market Value of $105,000)	100,812	100,812

Total Repurchase Agreement (Cost $100,812)		100,812

U.S. Government 2.2%
United States Treasury Bills
0.004%, due 8/4/11 (g)	3,625,000	3,624,998
0.122%, due 8/11/11 (g)	8,188,000	8,187,964

Total U.S. Government (Cost $11,812,962)		11,812,962

Total Short-Term Investments (Cost $11,913,774)		11,913,774

Total Investments (Cost $524,468,963) (h)	102.0%	549,364,839

Other Assets, Less Liabilities	(2.0)	(10,542,440)

Net Assets	100.0%	$538,822,399

¤	Among the Fund's 10 largest issuers held, as of July 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2011 is $756,538, which represents 0.1% of the Fund's net assets.
(b)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(e)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2011 is $10,720,734, which represents 2.0% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Interest rate presented is yield to maturity.
(h)	At July 31, 2011, cost is $524,518,421 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$25,607,360
Gross unrealized depreciation	(760,942)
Net unrealized appreciation	$24,846,418

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,760,875	$—	$1,760,875
Corporate Bonds	—	96,007,227	—	96,007,227
Foreign Government Bonds	—	9,954,690	—	9,954,690
Mortgage-Backed Securities	—	12,398,524	—	12,398,524
Municipal Bonds	—	2,483,395	—	2,483,395
U.S. Government & Federal Agencies	—	386,727,775	—	386,727,775
Yankee Bonds	—	28,118,579	—	28,118,579
Total Long-Term Bonds	—	537,451,065	—	537,451,065
Short-Term Investments
Repurchase Agreement	—	100,812	—	100,812
U.S. Government	—	11,812,962	—	11,812,962
Total Short-Term Investments	—	11,913,774	—	11,913,774
Total Investments in Securities	$—	$549,364,839	$—	$549,364,839

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 94.8%†
	Asset-Backed Securities 0.4%
	Credit Cards 0.1%
	Chase Issuance Trust Series 2006-C4, Class C4 0.477%, due 1/15/14 (a)	$750,000	$749,743

	Diversified Financial Services 0.1%
	Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (b)	550,000	559,625

	Home Equity 0.0%‡
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (c)	15,263	15,238
	Series 2006-1, Class A3 5.706%, due 7/25/36 (c)	132,447	133,186
			148,424
	Utilities 0.2%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	794,670

	Total Asset-Backed Securities (Cost $2,122,415)		2,252,462

	Corporate Bonds 45.8%
	Advertising 0.2%
	Lamar Media Corp. 9.75%, due 4/1/14	970,000	1,121,562

	Aerospace & Defense 0.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	589,000	612,560

	Agriculture 1.0%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	627,234
	Bunge, Ltd. Finance Corp.
	4.10%, due 3/15/16	2,200,000	2,335,936
	5.10%, due 7/15/15	2,000,000	2,176,476
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	864,982
			6,004,628
	Apparel 0.0%‡
	Unifi, Inc. 11.50%, due 5/15/14	7,000	7,228

	Auto Manufacturers 0.6%
	Nissan Motor Acceptance Corp. 4.50%, due 1/30/15 (b)	3,240,000	3,453,360

	Auto Parts & Equipment 0.0%‡
	FleetPride Corp. 11.50%, due 10/1/14 (b)	25,000	25,000

	Banks 5.4%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,425,753
	Bank of America Corp. 5.75%, due 8/15/16	1,400,000	1,480,079
	Citigroup, Inc. 8.50%, due 5/22/19	552,500	694,311
	Discover Bank/Greenwood DE
	7.00%, due 4/15/20	3,550,000	4,007,371
	8.70%, due 11/18/19	2,000,000	2,475,072
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,599,093
	Goldman Sachs Group, Inc. (The) 5.95%, due 1/18/18	1,000,000	1,090,811
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,314,055
	5.15%, due 10/1/15	1,000,000	1,092,566
	KeyBank N.A. 5.80%, due 7/1/14	3,765,000	4,159,685
	Morgan Stanley
	4.75%, due 4/1/14	3,135,000	3,272,561
	5.625%, due 9/23/19	285,000	297,294
	6.00%, due 5/13/14	1,490,000	1,624,009
	6.00%, due 4/28/15	300,000	329,808
			31,862,468
	Beverages 1.4%
	Anheuser-Busch InBev Worldwide, Inc.
	5.375%, due 11/15/14	2,500,000	2,822,052
	7.75%, due 1/15/19	2,000,000	2,606,168
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,723,000	1,899,607
	8.375%, due 12/15/14	1,061,000	1,217,498
			8,545,325
	Building Materials 0.2%
	Texas Industries, Inc. 9.25%, due 8/15/20	400,000	393,500
	USG Corp. 6.30%, due 11/15/16	630,000	541,800
			935,300
	Chemicals 1.0%
	Dow Chemical Co. (The)
	5.90%, due 2/15/15	2,005,000	2,284,587
	8.55%, due 5/15/19	1,015,000	1,340,911
	Nalco Co. 8.25%, due 5/15/17	1,077,000	1,211,625
	Olin Corp. 8.875%, due 8/15/19	170,000	187,850
	Westlake Chemical Corp. 6.625%, due 1/15/16	1,093,000	1,125,790
			6,150,763
	Coal 0.2%
	Consol Energy, Inc.
	6.375%, due 3/1/21 (b)	515,000	520,150
	8.00%, due 4/1/17	355,000	391,387
	Peabody Energy Corp.
	7.375%, due 11/1/16	441,000	499,432
	7.875%, due 11/1/26	15,000	16,988
			1,427,957
	Commercial Services 0.3%
	Corrections Corp. of America 7.75%, due 6/1/17	174,000	189,007
	Lender Processing Services, Inc. 8.125%, due 7/1/16	885,000	898,275
	PHH Corp. 9.25%, due 3/1/16	360,000	394,200
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (d)(e)(f)	15,000	780
	Service Corp. International 7.625%, due 10/1/18	10,000	11,150
			1,493,412
	Computers 0.8%
	Hewlett-Packard Co.
	2.20%, due 12/1/15	4,000,000	4,076,680
	6.125%, due 3/1/14	350,000	394,193
	iGate Corp. 9.00%, due 5/1/16 (b)	310,000	310,000
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	10,175
			4,791,048
	Diversified Financial Services 2.2%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,055,495
	Citigroup, Inc. 5.00%, due 9/15/14	1,250,000	1,315,815
¤	General Electric Capital Corp.
	2.25%, due 11/9/15	5,000,000	5,022,645
	5.40%, due 2/15/17	2,985,000	3,348,045
			12,742,000
	Electric 4.1%
	AES Corp. (The) 7.75%, due 10/15/15	1,000,000	1,080,000
	Allegheny Energy Supply Co. LLC 5.75%, due 10/15/19 (b)	1,605,000	1,746,580
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (b)	1,111,000	1,199,880
	CMS Energy Corp. 6.25%, due 2/1/20	2,015,000	2,198,800
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)	3,000,000	3,087,849
	Entergy Corp. 3.625%, due 9/15/15	5,220,000	5,368,196
	Ipalco Enterprises, Inc. 5.00%, due 5/1/18 (b)	1,000,000	992,475
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,381,095
	OGE Energy Corp. 5.00%, due 11/15/14	1,420,000	1,549,947
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	695,879
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,000	1,070
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	968,504
			24,270,275
	Electrical Components & Equipment 0.2%
	Belden, Inc.
	7.00%, due 3/15/17	1,155,000	1,183,875
	9.25%, due 6/15/19	137,000	151,899
			1,335,774
	Entertainment 0.6%
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (b)	1,000,000	1,081,250
	Peninsula Gaming LLC 8.375%, due 8/15/15	1,136,000	1,201,320
	Penn National Gaming, Inc. 6.75%, due 3/1/15	1,164,000	1,194,555
			3,477,125
	Environmental Controls 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	990,000	1,051,875

	Finance - Commercial 0.2%
	Textron Financial Corp. 5.40%, due 4/28/13	1,305,000	1,385,368

	Finance - Investment Banker/Broker 0.9%
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15	225,000	248,306
	5.70%, due 11/15/14	1,200,000	1,329,876
	7.25%, due 2/1/18	275,000	330,850
	Jefferies Group, Inc. 8.50%, due 7/15/19	800,000	961,821
	Merrill Lynch & Co., Inc.
	Series C 5.00%, due 2/3/14	800,000	852,186
	5.70%, due 5/2/17	625,000	639,114
	6.15%, due 4/25/13	790,000	843,367
			5,205,520
	Finance - Leasing Companies 0.5%
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	1,030,200
	5.75%, due 5/15/16	2,070,000	2,065,709
			3,095,909
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	750,000	795,002

	Food 1.4%
¤	Kraft Foods, Inc.
	6.125%, due 2/1/18	5,020,000	5,938,489
	7.00%, due 8/11/37	1,260,000	1,538,578
	Smithfield Foods, Inc. 10.00%, due 7/15/14	570,000	666,188
	Tyson Foods, Inc. 10.50%, due 3/1/14	225,000	268,313
			8,411,568
	Forest Products & Paper 0.0%‡
	Georgia-Pacific Corp. 8.875%, due 5/15/31	50,000	65,002

	Health Care - Services 1.6%
	Centene Corp. 5.75%, due 6/1/17	785,000	781,075
	CIGNA Corp. 4.375%, due 12/15/20	875,000	893,317
	Coventry Health Care, Inc. 5.95%, due 3/15/17	1,635,000	1,838,644
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	455,000	486,850
	HCA, Inc.
	5.75%, due 3/15/14	11,000	11,193
	6.50%, due 2/15/16	177,000	180,983
	8.50%, due 4/15/19	888,000	979,020
	Roche Holdings, Inc. 6.00%, due 3/1/19 (b)	1,775,000	2,113,217
	WellPoint, Inc. 5.00%, due 12/15/14	1,895,000	2,099,400
			9,383,699
	Household Products & Wares 0.9%
	Spectrum Brands, Inc. 9.50%, due 6/15/18	939,000	1,044,638
	Tupperware Brands Corp. 4.75%, due 6/1/21 (b)	4,385,000	4,445,289
			5,489,927
	Insurance 2.4%
	Genworth Financial, Inc.
	7.20%, due 2/15/21	480,000	450,600
	8.625%, due 12/15/16	4,300,000	4,593,608
	Health Care Service Corp. 4.70%, due 1/15/21 (b)	1,500,000	1,581,441
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,397,230
	Teachers Insurance & Annuity Association of America 6.85%, due 12/16/39 (b)	4,500,000	5,318,262
	Unum Group 7.125%, due 9/30/16	750,000	873,859
			14,215,000
	Internet 0.2%
	Expedia, Inc. 8.50%, due 7/1/16 (b)	993,000	1,087,116

	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	1,166,000	1,291,683

	Leisure Time 0.1%
	Brunswick Corp. 11.25%, due 11/1/16 (b)	430,000	518,150
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (b)	250,000	289,977
			808,127
	Lodging 0.2%
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.747%, due 3/15/14 (a)(b)	10,000	9,500
	Sheraton Holding Corp. 7.375%, due 11/15/15	177,000	201,780
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	856,000	956,580
			1,167,860
	Media 2.9%
	Charter Communications Operating LLC 8.00%, due 4/30/12 (b)	1,141,000	1,186,640
	CSC Holdings, Inc.
	6.75%, due 4/15/12	180,000	184,950
	8.50%, due 6/15/15	1,067,000	1,152,360
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,261,905
	DISH DBS Corp. 7.125%, due 2/1/16	480,000	512,400
	NBC Universal, Inc. 5.15%, due 4/30/20 (b)	2,900,000	3,154,289
	Time Warner Cable, Inc. 8.25%, due 2/14/14	2,535,000	2,950,038
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,478,477
			16,881,059
	Mining 0.1%
	Alcoa, Inc. 5.90%, due 2/1/27	560,000	573,336

	Miscellaneous - Manufacturing 1.2%
	Actuant Corp. 6.875%, due 6/15/17	1,014,000	1,034,280
	Cargill, Inc.
	4.307%, due 5/14/21 (b)	3,000,000	3,109,719
	6.00%, due 11/27/17 (b)	1,050,000	1,233,118
	7.35%, due 3/6/19 (b)	540,000	676,390
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,221,000
			7,274,507
	Office & Business Equipment 0.7%
	Xerox Corp. 4.25%, due 2/15/15	4,055,000	4,366,452

	Oil & Gas 2.1%
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	208,800
	9.50%, due 2/15/15	1,060,000	1,245,500
	Concho Resources, Inc./Midland TX
	7.00%, due 1/15/21	345,000	371,738
	8.625%, due 10/1/17	391,000	430,100
	Forest Oil Corp. 8.00%, due 12/15/11	10,000	10,175
	Frontier Oil Corp. 8.50%, due 9/15/16	601,000	644,572
	KazMunaiGaz Finance Sub B.V. 11.75%, due 1/23/15 (b)	165,000	206,052
	Newfield Exploration Co.
	6.625%, due 9/1/14	100,000	101,500
	6.625%, due 4/15/16	2,865,000	2,954,531
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	27,245
	Plains Exploration & Production Co.
	7.625%, due 4/1/20	500,000	541,250
	7.75%, due 6/15/15	453,000	469,988
	Questar Market Resources, Inc.
	6.05%, due 9/1/16 (e)	2,000,000	2,106,520
	6.80%, due 3/1/20 (e)	1,306,000	1,424,611
	Tesoro Corp. 6.50%, due 6/1/17	670,000	686,750
	Whiting Petroleum Corp. 7.00%, due 2/1/14	855,000	918,056
			12,347,388
	Oil & Gas Services 0.3%
	Halliburton Co. 6.15%, due 9/15/19	1,350,000	1,616,316

	Packaging & Containers 0.1%
	Greif, Inc. 6.75%, due 2/1/17	320,000	337,600

	Pharmaceuticals 0.3%
	Cardinal Health, Inc. 4.625%, due 12/15/20	1,000,000	1,052,136
	Medco Health Solutions, Inc. 7.25%, due 8/15/13	155,000	172,263
	Valeant Pharmaceuticals International 6.75%, due 10/1/17 (b)	500,000	488,750
			1,713,149
	Pipelines 2.7%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,774,711
	Copano Energy LLC/Copano Energy Finance Corp.
	7.125%, due 4/1/21	628,000	643,700
	7.75%, due 6/1/18	110,000	114,400
	Energy Transfer Partners, L.P.
	6.05%, due 6/1/41	325,000	325,081
	8.50%, due 4/15/14	295,000	343,984
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	4,185,000	4,518,808
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (b)	3,720,000	3,859,500
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 6.75%, due 11/1/20	145,000	154,244
	ONEOK, Inc. 6.00%, due 6/15/35	1,425,000	1,458,302
	Panhandle Eastern Pipeline Co., L.P. 8.125%, due 6/1/19	600,000	746,461
	Plains All American Pipeline, L.P./PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,238,810
			16,178,001
	Real Estate Investment Trusts 1.6%
	Equity One, Inc. 6.25%, due 12/15/14	850,000	933,898
	HCP, Inc. 6.30%, due 9/15/16	540,000	613,278
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,109,092
	Host Hotels & Resorts, L.P.
	5.875%, due 6/15/19 (b)	35,000	35,394
	6.875%, due 11/1/14	10,000	10,262
	Host Marriott, L.P.
	6.375%, due 3/15/15	1,165,000	1,188,300
	Series Q 6.75%, due 6/1/16	1,062,000	1,095,187
	ProLogis, L.P. 7.375%, due 10/30/19	2,000,000	2,346,500
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	152,554
			9,484,465
	Retail 1.5%
	AmeriGas Partners, L.P./AmeriGas Finance Corp. 6.25%, due 8/20/19	532,000	533,330
	CVS Caremark Corp.
	5.75%, due 6/1/17	575,000	666,003
	5.789%, due 1/10/26 (b)(e)	89,993	95,485
	Home Depot, Inc. 5.40%, due 3/1/16	410,000	468,213
	HSN, Inc. 11.25%, due 8/1/16	375,000	425,625
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	439,000	455,463
	Limited Brands, Inc. 8.50%, due 6/15/19	127,000	146,050
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,507,920
	Penske Auto Group, Inc. 7.75%, due 12/15/16	686,000	716,870
	Sears Holding Corp. 6.625%, due 10/15/18 (b)	2,950,000	2,691,875
	TJX Cos., Inc. 6.95%, due 4/15/19	330,000	407,063
			9,113,897
	Savings & Loans 0.2%
	Amsouth Bank/Birmingham AL 5.20%, due 4/1/15	1,435,000	1,393,662

	Telecommunications 3.8%
	Alltel Corp. 6.50%, due 11/1/13	2,635,000	2,918,205
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,862,186
	Cellco Partnership/Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,995,127
	Corning, Inc. 8.875%, due 8/15/21	1,789,000	2,423,483
	Crown Castle International Corp. 7.125%, due 11/1/19	243,000	259,099
	EH Holding Corp.
	6.50%, due 6/15/19 (b)	526,000	541,122
	7.625%, due 6/15/21 (b)	125,000	128,750
	Frontier Communications Corp.
	8.25%, due 4/15/17	1,000,000	1,097,500
	8.75%, due 4/15/22	3,720,000	4,082,700
	GCI, Inc. 8.625%, due 11/15/19	1,187,000	1,305,700
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	1,000,000	1,002,500
	Nextel Communications, Inc. 5.95%, due 3/15/14	204,000	204,637
	NII Capital Corp. 7.625%, due 4/1/21	500,000	525,000
	SBA Telecommunications, Inc.
	8.00%, due 8/15/16	86,000	91,913
	8.25%, due 8/15/19	1,070,000	1,155,600
	Sprint Capital Corp.
	6.875%, due 11/15/28	430,000	408,500
	8.75%, due 3/15/32	500,000	541,250
	Sprint Nextel Corp. 8.375%, due 8/15/17	139,000	151,858
	tw telecom holdings, Inc. 8.00%, due 3/1/18	960,000	1,029,600
			22,724,730
	Textiles 1.0%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,617,088

	Transportation 0.1%
	Burlington Northern Santa Fe 5.65%, due 5/1/17	455,000	526,037
	Kansas City Southern Railway 8.00%, due 6/1/15	175,000	188,125
			714,162
	Total Corporate Bonds (Cost $254,271,498)		272,045,253
	Foreign Government Bond 0.0%‡
	Venezuela 0.0%‡
	Republic of Venezuela 6.00%, due 12/9/20	169,000	106,470

	Total Foreign Government Bond (Cost $129,032)		106,470

	Mortgage-Backed Securities 8.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.5%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2 5.001%, due 10/10/45	41,356	41,361
	Series 2007-2, Class A4 5.647%, due 4/10/49 (g)	2,560,000	2,748,956
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.417%, due 12/25/36 (a)(b)(d)	179,560	141,575
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	2,550,000	2,798,461
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (g)	2,270,000	2,493,045
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.074%, due 12/10/49 (g)	1,300,000	1,438,391
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,677,652
	Commercial Mortgage Loan Trust 6.014%, due 12/10/49 (g)	2,275,000	2,503,713
	Country Wide Alternative Loan Trust Series 2005-76, Class 2A1 1.263%, due 2/25/36 (a)	2,622,038	1,723,549
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	470,000	503,800
¤	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37 (g)	2,960,000	3,190,399
	Series 2004-GG1, Class A7 5.317%, due 6/10/36	3,275,000	3,531,338
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (g)	3,060,000	3,300,348
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38	2,919,880	3,174,627
	Series 2007-GG10, Class A4 5.80%, due 8/10/45 (g)	3,095,000	3,313,779
	Harborview Mortgage Loan Trust Series 2005-11, Class 2A1A 0.497%, due 8/19/45 (a)	66,894	48,816
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	2,565,000	2,722,473
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,403,705
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96 6.00%, due 8/25/37	674,847	599,112
	Series 2007-S3, Class 1A97 6.00%, due 8/25/37	1,484,663	1,318,053
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (a)	1,680,000	1,828,411
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 5.879%, due 6/11/49 (g)	2,585,000	2,827,530
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.71%, due 2/25/42 (a)(b)(d)(e)	428,232	410,289
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)	160,000	175,860
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.899%, due 2/15/51 (g)	990,000	1,080,672
	WaMu Mortgage Pass-Through Certificate Series 2006-AR7, Class 2A 1.243%, due 7/25/46 (a)	3,737,041	2,358,301
	Total Mortgage-Backed Securities (Cost $47,787,502)		50,354,216

	Municipal Bonds 0.7%
	Michigan 0.6%
	Michigan Finance Authority Revenue Series A-2 6.65%, due 3/20/12	3,700,000	3,772,742

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	420,000	322,195

	Total Municipal Bonds (Cost $4,120,000)		4,094,937

	U.S. Government & Federal Agencies 30.2%
	Fannie Mae (Collateralized Mortgage Obligations) 0.0%‡
	Series 2006-B1, Class AB 6.00%, due 6/25/16	43,797	44,320
	Series 1991-66, Class J 8.125%, due 6/25/21	867	1,006
			45,326
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.8%
	4.00%, due 2/1/41	8,435,084	8,589,815
	4.50%, due 5/1/41	3,973,705	4,152,433
	4.50%, due 6/1/41	4,274,732	4,467,000
	5.00%, due 8/1/33	1,002,417	1,075,260
	5.055%, due 6/1/35 (a)	380,413	403,416
	5.50%, due 1/1/21	336,750	364,660
	5.50%, due 2/1/33	373,721	408,215
	5.50%, due 7/1/34	942,498	1,029,489
	5.50%, due 4/1/37	73,953	80,409
	5.50%, due 5/1/37	56,935	61,905
	5.50%, due 7/1/37	291,937	317,058
	5.50%, due 1/1/38	360,297	394,453
	6.00%, due 2/1/27	214,526	236,338
	6.00%, due 3/1/36	467,099	516,927
	6.50%, due 4/1/37	415,862	466,800
			22,564,178
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.4%
	4.00%, due 11/1/40	2,137,581	2,180,691
	4.00%, due 2/1/41	489,776	499,041
	4.50%, due 4/1/18	186,974	200,559
	4.50%, due 7/1/18	770,933	826,947
	4.50%, due 11/1/18	1,045,545	1,121,510
	4.50%, due 3/1/21 TBA (h)	16,270,000	17,253,827
	4.50%, due 6/1/23	1,721,733	1,834,991
	5.00%, due 9/1/17	327,134	353,699
	5.00%, due 9/1/20	206,686	223,599
	5.00%, due 10/1/20	330,527	357,574
	5.00%, due 12/1/20	675,459	730,732
	5.00%, due 10/1/33	786,851	844,521
	5.00%, due 6/1/35	5,359,266	5,750,384
	5.00%, due 7/1/35	832,602	893,105
	5.00%, due 1/1/36	1,132,417	1,214,706
	5.00%, due 2/1/36	8,676,929	9,307,459
	5.00%, due 5/1/36	3,207,883	3,440,992
	5.00%, due 9/1/36	820,035	879,625
	5.50%, due 2/1/17	245,648	266,659
	5.50%, due 6/1/21	773,193	838,845
	5.50%, due 6/1/33	5,005,023	5,466,201
	5.50%, due 11/1/33	694,164	758,127
	5.50%, due 12/1/33	515,084	562,545
	5.50%, due 4/1/34	2,089,347	2,276,647
	5.50%, due 5/1/34	1,832,533	2,001,388
	5.50%, due 6/1/34	599,226	654,253
	5.50%, due 3/1/35	912,950	996,787
	5.50%, due 4/1/36	2,273,760	2,481,850
	5.50%, due 12/1/36	770,071	836,696
	5.50%, due 1/1/37	1,213,268	1,335,299
	5.50%, due 4/1/37	2,729,028	2,963,432
	5.50%, due 7/1/37	1,251,482	1,377,357
	5.50%, due 8/1/37	706,675	771,348
	5.50%, due 9/1/37	24,912	27,052
	6.00%, due 8/1/17	38,818	42,233
	6.00%, due 1/1/33	225,193	250,755
	6.00%, due 3/1/33	306,566	340,981
	6.00%, due 8/1/34	10,646	11,795
	6.00%, due 9/1/35	798,614	889,265
	6.00%, due 6/1/36	541,943	599,056
	6.00%, due 12/1/36	608,412	673,929
	6.00%, due 4/1/37	329,707	360,332
	6.00%, due 9/1/37	146,950	162,069
	6.00%, due 10/1/37	1,668,500	1,823,970
	6.00%, due 11/1/37	96,793	106,752
	6.00%, due 1/1/38	16,368	18,021
	6.00%, due 11/1/38	803,384	884,534
	6.50%, due 6/1/31	58,900	66,913
	6.50%, due 8/1/31	46,679	53,030
	6.50%, due 10/1/31	36,197	41,122
	6.50%, due 6/1/32	52,045	58,996
	6.50%, due 6/1/36	28,051	31,447
	6.50%, due 7/1/36	103,456	115,979
	6.50%, due 8/1/36	17,741	19,888
	6.50%, due 11/1/36	438,982	492,121
	6.50%, due 2/1/37	117,012	130,737
	6.50%, due 7/1/37	46,478	51,930
	6.50%, due 8/1/37	180,346	201,501
	6.50%, due 9/1/37	511,494	571,491
	6.50%, due 3/1/38	205,859	230,006
			79,757,301
¤	Freddie Mac (Collateralized Mortgage Obligations) 1.3%
	Series 3104, Class QC 5.00%, due 9/15/31	2,400,000	2,530,969
	Series 2690, Class PG 5.00%, due 4/15/32	1,250,000	1,365,301
	Series 2734, Class PG 5.00%, due 7/15/32	1,804,000	1,952,606
	Series 3113, Class QD 5.00%, due 6/15/34	1,565,000	1,714,180
			7,563,056
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.0%‡
	Series R001, Class AE 4.375%, due 4/15/15	182,479	184,054

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
	4.00%, due 11/20/40	1,237,291	1,278,936
	5.50%, due 4/1/36 TBA (h)	2,560,000	2,831,600
	6.00%, due 2/15/29	33,466	37,660
	6.00%, due 4/15/29	170,337	191,821
	6.00%, due 8/15/32	377,104	423,665
	6.00%, due 1/1/36 TBA (h)	6,020,000	6,729,231
	6.50%, due 7/15/28	38,637	44,320
	6.50%, due 5/15/29	21,250	24,375
	6.50%, due 2/1/33 TBA (h)	6,030,000	6,779,981
	12.50%, due 1/15/14	476	482
			18,342,071
¤	United States Treasury Bonds 5.2%
	3.875%, due 8/15/40	22,145,000	21,169,247
	4.375%, due 5/15/41	5,355,000	5,574,234
	5.375%, due 2/15/31	1,775,000	2,165,500
	6.25%, due 5/15/30	1,240,000	1,662,763
			30,571,744
¤	United States Treasury Notes 3.1%
	1.50%, due 7/31/16	3,355,000	3,375,432
	3.125%, due 5/15/21	14,835,000	15,240,589
			18,616,021
	United States Treasury Strip Principal 0.3%
	(zero coupon), due 8/15/23	820,000	539,627
	(zero coupon), due 8/15/28	2,210,000	1,117,747
			1,657,374
	Total U.S. Government & Federal Agencies (Cost $172,593,999)		179,301,125
	Yankee Bonds 9.2% (i)
	Auto Manufacturers 0.2%
	Volvo Treasury AB 5.95%, due 4/1/15 (b)	1,130,000	1,264,781

	Banks 0.9%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (b)	5,000,000	5,121,355
	UBS A.G. 3.875%, due 1/15/15	215,000	225,876
			5,347,231
	Diversified Financial Services 1.0%
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (b)	5,000,000	4,159,080
	RCI Banque S.A. 3.40%, due 4/11/14 (b)	975,000	998,170
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	528,000	512,160
			5,669,410
	Electric 0.5%
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (b)	305,000	328,523
	Taqa Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (b)	185,000	200,262
	TransAlta Corp. 6.65%, due 5/15/18	2,255,000	2,620,881
			3,149,666
	Engineering & Construction 0.2%
	BAA Funding, Ltd. 4.875%, due 7/15/21 (b)	900,000	913,963

	Holding Company - Diversified 0.2%
	EnCana Holdings Finance Corp. 5.80%, due 5/1/14	860,000	960,275

	Insurance 0.2%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	677,000	683,244
	8.25%, due 10/1/15	438,000	497,203
	8.30%, due 4/15/26	15,000	16,914
			1,197,361
	Media 0.1%
	Videotron Ltee
	6.375%, due 12/15/15	15,000	15,412
	6.875%, due 1/15/14	484,000	489,445
	9.125%, due 4/15/18	252,000	283,185
			788,042
	Mining 0.5%
	Anglo American Capital PLC 9.375%, due 4/8/19 (b)	2,380,000	3,199,239

	Miscellaneous - Manufacturing 0.7%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (b)	265,000	312,700
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,516,536
			3,829,236
	Oil & Gas 2.4%
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (b)	5,490,000	5,574,392
	ENI S.p.A 4.15%, due 10/1/20 (b)	2,900,000	2,781,593
	Gaz Capital S.A. 8.125%, due 7/31/14 (b)	3,085,000	3,520,910
	Gazprom International S.A. 7.201%, due 2/1/20 (b)	217,357	244,527
	Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, due 8/14/19 (b)	1,600,000	1,952,000
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (b)	285,000	325,613
			14,399,035
	Telecommunications 2.3%
	Inmarsat Finance PLC 7.375%, due 12/1/17 (b)	1,111,000	1,179,049
	Qtel International Finance, Ltd. 6.50%, due 6/10/14 (b)	1,500,000	1,665,000
	Telecom Italia Capital S.A. 6.175%, due 6/18/14	5,185,000	5,402,246
	Virgin Media Finance PLC 8.375%, due 10/15/19	180,000	201,150
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	960,000	1,056,000
	Vodafone Group PLC 5.625%, due 2/27/17	3,578,000	4,097,973
			13,601,418
	Total Yankee Bonds (Cost $52,410,203)		54,319,657
	Total Long-Term Bonds (Cost $533,434,649)		562,474,120

	Number of Warrants	Value
Warrants 0.0%‡

Media 0.0%‡
ION Media Networks, Inc.
Unsecured Debt Expires 12/19/12 (d)(e)(f)	1	0	(j)
Second Lien Expires 12/19/12 (d)(e)(f)	1	0	(j)
Total Warrants (Cost $4)		0	(j)

	Principal Amount	Value
Short-Term Investment 10.2%
Repurchase Agreement 10.2%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $60,311,100 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $56,815,000 and a Market Value of $61,521,441)	$60,311,050	60,311,050
Total Short-Term Investment (Cost $60,311,050)		60,311,050
Total Investments (Cost $593,745,703) (m)	105.0%	622,785,170

Other Assets, Less Liabilities	(5.0)	(29,424,291)
Net Assets	100.0%	$593,360,879

	Contracts Long	Unrealized Appreciation (Depreciation)(k)
Futures Contracts (0.1%) (l)
United States Treasury Note September 2011 (2 Year)	178	$44,069
United States Treasury Ultra Long-Term Bonds September 2011	25	85,540
Total Futures Contracts Long (Settlement Value $42,444,531)		$129,609

	Contracts Short
United States Treasury Note September 2011 (5 Year)	(251)	(352,872)
September 2011 (10 Year)	(92)	(249,790)
Total Futures Contracts Short (Settlement Value $42,046,024)		(602,662)
Total Futures Contracts (Settlement Value $398,507)		$(473,053)

¤	Among the Fund's 10 largest issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)
Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2011 is $148,424, which represents less than one-tenth of a percent of the Fund's net assets.

(d)	Illiquid security. The total market value of these securities at July 31, 2011 is $552,644, which represents 0.1% of the Fund's net assets.
(e)	Fair valued security. The total market value of these securities at July 31, 2011 is $4,037,685, which represents 0.7% of the Fund's net assets.
(f)	Non-income producing security.
(g)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2011.

(h)
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2011 is $33,594,639, which represents 5.7% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	Less than one dollar.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2011.
(l)	At July 31, 2011, cash in the amount of $244,050 is on deposit with the broker for futures transactions.
(m)	At July 31, 2011, cost is $593,766,285 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$33,550,828
Gross unrealized depreciation	(4,531,943)
Net unrealized appreciation	$29,018,885

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,252,462	$—		$2,252,462
Corporate Bonds (b)	—	268,417,857	3,627,396		272,045,253
Foreign Government Bond	—	106,470	—		106,470
Mortgage-Backed Securities (c)	—	49,943,927	410,289		50,354,216
Municipal Bonds	—	4,094,937	—		4,094,937
U.S. Government & Federal Agencies	—	179,301,125	—		179,301,125
Yankee Bonds	—	54,319,657	—		54,319,657
Total Long-Term Bonds	—	558,436,435	4,037,685		562,474,120
Warrants (d)	—	—	0	(d)	0	(d)
Short-Term Investment
Repurchase Agreement	—	60,311,050	—		60,311,050
Total Investments in Securities	—	618,747,485	4,037,685		622,785,170
Other Financial Instruments
Futures Contracts Long (e)	129,609	—	—		129,609
Total Investments in Securities and Other Financial Instruments	$129,609	$618,747,485	$4,037,685		$622,914,779

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (e)	$(602,662)	$—	$—	$(602,662)
Total Other Financial Instruments	$(602,662)	$—	$—	$(602,662)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $780, $3,531,131 and $95,485 are Commercial Services, Oil & Gas and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $410,289 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgaged-Backed Securities section of the Portfolio of Investments.
(d)	The level 3 securities valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2011		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2011
Long-Term Bonds
Corporate Bonds
Commericial Services	$780		$-	$-	$-	$-	$-		$-	$-	$780		$-
Media	177		-	(13,907)	13,832	-	(102)		-	-	-		-
Oil & Gas	-		(14,968)	-	119,533	-	-		3,426,566	-	3,531,131		119,533
Retail	97,415		(98)	(75)	1,261	-	(3,018)	(a)	-	-	95,485		1,328
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	420,511		-	-	3,956	-	(14,178)	(a)	-	-	410,289		3,255
Warrants
Media	0	(b)	-	-	-	-	-		-	-	0	(b)	-
Total	$518,883		$(15,066)	$(13,982)	$138,582	$-	$(17,298)		$3,426,566	$-	$4,037,685		$124,116

(a) Sales include principal reductions.
(b) Less than one dollar.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.3%†
Equity Funds 59.5%
MainStay 130/30 Core Fund Class I (a)	4,006,891	$32,535,954
MainStay 130/30 Growth Fund Class I (a)(b)	31,150	277,234
MainStay 130/30 International Fund Class I (a)	1,503,237	10,958,601
MainStay Common Stock Fund Class I (a)	1,054,008	12,395,130
MainStay Epoch Global Choice Fund Class I (a)	285,009	4,448,987
MainStay Epoch International Small Cap Fund Class I	212,888	4,279,046
MainStay Epoch U.S. All Cap Fund Class I (a)	1,670,523	40,977,930
MainStay Growth Equity Fund Class I (b)	7,161	83,282
MainStay ICAP Equity Fund Class I	607,258	22,213,485
MainStay ICAP International Fund Class I	594,473	18,149,253
MainStay ICAP Select Equity Fund Class I	400,915	14,112,200
MainStay Large Cap Growth Fund Class I (b)	5,108,159	39,537,147
MainStay MAP Fund Class I	1,676,155	54,944,372
MainStay U.S. Small Cap Fund Class I (a)	556,766	9,587,515
Total Equity Funds (Cost $234,131,018)		264,500,136

Fixed Income Funds 40.8%
MainStay Cash Reserves Fund Class I	11,321,461	11,321,461
MainStay Convertible Fund Class I	352,950	5,806,022
MainStay Flexible Bond Opportunities Fund Class I (a)	4,122,965	37,024,225
MainStay Floating Rate Fund Class I	2,810,054	26,583,109
MainStay Global High Income Fund Class I	31,223	381,549
MainStay High Yield Corporate Bond Fund Class I	1,112,006	6,627,557
MainStay High Yield Opportunities Fund Class I	595,738	7,053,537
MainStay Indexed Bond Fund Class I (a)	3,659,236	42,117,804
MainStay Intermediate Term Bond Fund Class I (a)	4,087,766	44,229,633

Total Fixed Income Funds (Cost $176,819,486)		181,144,897

Total Investments (Cost $410,950,504) (c)	100.3%	445,645,033

Other Assets, Less Liabilities	(0.3)	(1,346,232)

Net Assets	100.0%	$444,298,801

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2011, cost is $419,169,319 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$35,125,770
Gross unrealized depreciation	(8,650,056)
Net unrealized appreciation	$26,475,714

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$264,500,136	$—	$—	$264,500,136
Fixed Income Funds	181,144,897	—	—	181,144,897
Total Investments in Securities	$445,645,033	$—	$—	$445,645,033

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 79.8%
MainStay 130/30 Core Fund Class I (a)	5,477,463	$44,477,002
MainStay 130/30 Growth Fund Class I (a)(b)	19,979	177,815
MainStay 130/30 International Fund Class I (a)	2,856,735	20,825,595
MainStay Common Stock Fund Class I (a)	1,201,276	14,127,009
MainStay Epoch Global Choice Fund Class I (a)	273,853	4,274,847
MainStay Epoch International Small Cap Fund Class I	221,768	4,457,531
MainStay Epoch U.S. All Cap Fund Class I (a)	1,782,392	43,722,069
MainStay Growth Equity Fund Class I (a)(b)	23,117	268,852
MainStay ICAP Equity Fund Class I	328,726	12,024,809
MainStay ICAP International Fund Class I	775,039	23,661,943
MainStay ICAP Select Equity Fund Class I	447,365	15,747,235
MainStay International Equity Fund Class I	379,265	4,611,860
MainStay Large Cap Growth Fund Class I (b)	6,133,196	47,470,941
MainStay MAP Fund Class I (a)	2,088,116	68,448,456
MainStay U.S. Small Cap Fund Class I (a)	1,955,076	33,666,411
Total Equity Funds (Cost $303,787,418)		337,962,375

Fixed Income Funds 20.3%
MainStay Cash Reserves Fund Class I	10,016,133	10,016,133
MainStay Convertible Fund Class I	204,283	3,360,458
MainStay Flexible Bond Opportunities Fund Class I (a)	3,707,246	33,291,066
MainStay Floating Rate Fund Class I	2,352,965	22,259,044
MainStay Global High Income Fund Class I	17,553	214,496
MainStay High Yield Corporate Bond Fund Class I	1,079,092	6,431,386
MainStay High Yield Opportunities Fund Class I	433,204	5,129,140
MainStay Indexed Bond Fund Class I	182,964	2,105,918
MainStay Intermediate Term Bond Fund Class I	309,451	3,348,261

Total Fixed Income Funds (Cost $84,058,441)		86,155,902

Total Investments (Cost $387,845,859) (c)	100.1%	424,118,277

Other Assets, Less Liabilities	(0.1)	(528,868)

Net Assets	100.0%	$423,589,409

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2011, cost is $395,527,606 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$36,651,831
Gross unrealized depreciation	(8,061,160)
Net unrealized appreciation	$28,590,671

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$337,962,375	$—	$—	$337,962,375
Fixed Income Funds	86,155,902	—	—	86,155,902
Total Investments in Securities	$424,118,277	$—	$—	$424,118,277

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 93.3%†
Equity Funds 45.0%
MainStay 130/30 Core Fund Class I	126,686	$1,028,687
MainStay 130/30 Growth Fund Class I (a)	11,546	102,755
MainStay 130/30 International Fund Class I	2,870	20,919
MainStay Common Stock Fund Class I	180,096	2,117,929
MainStay Epoch International Small Cap Fund Class I	53,109	1,067,492
MainStay Epoch U.S. All Cap Fund Class I	204,350	5,012,718
MainStay Growth Equity Fund Class I (a)	3,593	41,789
MainStay ICAP Equity Fund Class I	52,599	1,924,070
MainStay ICAP International Fund Class I	65,475	1,998,959
MainStay ICAP Select Equity Fund Class I	53,823	1,894,558
MainStay International Equity Fund Class I	392	4,762
MainStay Large Cap Growth Fund Class I (a)	492,938	3,815,338
MainStay MAP Fund Class I	153,850	5,043,210
MainStay U.S. Small Cap Fund Class I	34,537	594,727
Total Equity Funds (Cost $23,222,482)		24,667,913
Fixed Income Funds 48.3%
MainStay Cash Reserves Fund Class I	1,388,589	1,388,589
MainStay Convertible Fund Class I	61,420	1,010,358
MainStay Flexible Bond Opportunities Fund Class I	435,398	3,909,875
MainStay Floating Rate Fund Class I	136,865	1,294,741
MainStay Global High Income Fund Class I	65,860	804,805
MainStay High Yield Corporate Bond Fund Class I	240,470	1,433,204
MainStay High Yield Opportunities Fund Class I	41,696	493,683
MainStay Indexed Bond Fund Class I	813,689	9,365,555
MainStay Intermediate Term Bond Fund Class I	627,512	6,789,677
Total Fixed Income Funds (Cost $26,187,925)		26,490,487
Total Affiliated Investment Companies (Cost $49,410,407)		51,158,400
Unaffiliated Investment Companies 7.2%
Equity Funds 3.7%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	22,535	395,034
Vanguard Emerging Markets ETF	33,399	1,615,176
Total Equity Funds (Cost $1,998,482)		2,010,210
Fixed Income Funds 3.5%
iShares Barclays TIPS Bond Fund	15,836	1,807,996
SPDR Barclays Capital International Treasury Bond ETF	1,937	121,372
Total Fixed Income Funds (Cost $1,835,338)		1,929,368
Total Unaffiliated Investment Companies (Cost $3,833,820)		3,939,578
Total Investments (Cost $53,244,227) (b)	100.5%	55,097,978

Other Assets, Less Liabilities	(0.5)	(254,678)
Net Assets	100.0%	$54,843,300

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At July 31, 2011, cost is $53,921,872 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,918,442
Gross unrealized depreciation	(742,336)
Net unrealized appreciation	$1,176,106
The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$24,667,913	$—	$—	$24,667,913
Fixed Income Funds	26,490,487	—	—	26,490,487
Total Affiliated Investment Companies	51,158,400	—	—	51,158,400
Unaffiliated Investment Companies
Equity Funds	2,010,210	—	—	2,010,210
Fixed Income Funds	1,929,368	—	—	1,929,368
Total Unaffiliated Investment Companies	3,939,578	—	—	3,939,578
Total Investments in Securities	$55,097,978	$—	$—	$55,097,978

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 92.7%†
Equity Funds 57.2%
MainStay 130/30 Core Fund Class I	243,324	$1,975,790
MainStay 130/30 Growth Fund Class I (a)(b)	20,256	180,276
MainStay 130/30 International Fund Class I	36,618	266,943
MainStay Common Stock Fund Class I	392,479	4,615,555
MainStay Epoch Global Choice Fund Class I	4,513	70,450
MainStay Epoch International Small Cap Fund Class I	121,805	2,448,275
MainStay Epoch U.S. All Cap Fund Class I	370,462	9,087,428
MainStay Growth Equity Fund Class I (a)(b)	21,614	251,372
MainStay ICAP Equity Fund Class I	114,932	4,204,215
MainStay ICAP International Fund Class I	140,273	4,282,548
MainStay ICAP Select Equity Fund Class I	99,196	3,491,687
MainStay International Equity Fund Class I	3,269	39,756
MainStay Large Cap Growth Fund Class I (a)	815,956	6,315,498
MainStay MAP Fund Class I	304,894	9,994,430
MainStay U.S. Small Cap Fund Class I	56,453	972,125
Total Equity Funds (Cost $44,605,805)		48,196,348
Fixed Income Funds 35.5%
MainStay Cash Reserves Fund Class I	2,131,691	2,131,691
MainStay Convertible Fund Class I	86,900	1,429,510
MainStay Flexible Bond Opportunities Fund Class I	675,500	6,065,994
MainStay Floating Rate Fund Class I	208,856	1,975,780
MainStay Global High Income Fund Class I	109,688	1,340,381
MainStay High Yield Corporate Bond Fund Class I	329,731	1,965,199
MainStay High Yield Opportunities Fund Class I	54,913	650,174
MainStay Indexed Bond Fund Class I	618,234	7,115,874
MainStay Intermediate Term Bond Fund Class I	670,659	7,256,527
Total Fixed Income Funds (Cost $29,635,255)		29,931,130
Total Affiliated Investment Companies (Cost $74,241,060)		78,127,478
Unaffiliated Investment Companies 7.2%
Equity Funds 5.1%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	51,110	895,960
Vanguard Emerging Markets ETF	70,334	3,401,352
Total Equity Funds (Cost $4,256,177)		4,297,312
Fixed Income Funds 2.1%
iShares Barclays TIPS Bond Fund	13,973	1,595,297
SPDR Barclays Capital International Treasury Bond ETF	2,915	182,654
Total Fixed Income Funds (Cost $1,688,228)		1,777,951
Total Unaffiliated Investment Companies (Cost $5,944,405)		6,075,263
Total Investments (Cost $80,185,465) (c)	99.9%	84,202,741

Other Assets, Less Liabilities	0.1	106,687
Net Assets	100.0%	$84,309,428

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At July 31, 2011, cost is $80,933,394 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$4,093,590
Gross unrealized depreciation	(824,243)
Net unrealized appreciation	$3,269,347
The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$48,196,348	$—	$—	$48,196,348
Fixed Income Funds	29,931,130	—	—	29,931,130
Total Affiliated Investment Companies	78,127,478	—	—	78,127,478
Unaffiliated Investment Companies
Equity Funds	4,297,312	—	—	4,297,312
Fixed Income Funds	1,777,951	—	—	1,777,951
Total Unaffiliated Investment Companies	6,075,263	—	—	6,075,263
Total Investments in Securities	$84,202,741	$—	$—	$84,202,741

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 92.1%†
Equity Funds 70.9%
MainStay 130/30 Core Fund Class I	411,102	$3,338,149
MainStay 130/30 Growth Fund Class I (a)(b)	30,048	267,428
MainStay 130/30 International Fund Class I	133,293	971,703
MainStay Common Stock Fund Class I (b)	659,014	7,750,003
MainStay Epoch Global Choice Fund Class I	83,403	1,301,914
MainStay Epoch International Small Cap Fund Class I	228,254	4,587,903
MainStay Epoch U.S. All Cap Fund Class I	653,776	16,037,114
MainStay Growth Equity Fund Class I (a)(b)	77,634	902,886
MainStay ICAP Equity Fund Class I	246,867	9,030,383
MainStay ICAP International Fund Class I	282,047	8,610,891
MainStay ICAP Select Equity Fund Class I	156,486	5,508,323
MainStay International Equity Fund Class I	103,792	1,262,112
MainStay Large Cap Growth Fund Class I (a)	1,464,567	11,335,747
MainStay MAP Fund Class I	604,667	19,820,998
MainStay U.S. Small Cap Fund Class I	128,517	2,213,061
Total Equity Funds (Cost $88,153,173)		92,938,615
Fixed Income Funds 21.2%
MainStay Cash Reserves Fund Class I	3,340,284	3,340,284
MainStay Convertible Fund Class I	81,667	1,343,415
MainStay Flexible Bond Opportunities Fund Class I (b)	1,064,089	9,555,521
MainStay Floating Rate Fund Class I	355,877	3,366,592
MainStay Global High Income Fund Class I (b)	235,387	2,876,435
MainStay High Yield Corporate Bond Fund Class I	446,257	2,659,692
MainStay High Yield Opportunities Fund Class I	56,174	665,101
MainStay Indexed Bond Fund Class I	109,481	1,260,127
MainStay Intermediate Term Bond Fund Class I	252,009	2,726,732
Total Fixed Income Funds (Cost $27,592,019)		27,793,899
Total Affiliated Investment Companies (Cost $115,745,192)		120,732,514
Unaffiliated Investment Companies 7.8%
Equity Funds 6.5%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	153,028	2,682,578
Vanguard Emerging Markets ETF	121,272	5,864,714
Total Equity Funds (Cost $8,510,792)		8,547,292
Fixed Income Funds 1.3%
iShares Barclays TIPS Bond Fund	2,151	245,580
SPDR Barclays Capital International Treasury Bond ETF	22,428	1,405,338
Total Fixed Income Funds (Cost $1,555,437)		1,650,918
Total Unaffiliated Investment Companies (Cost $10,066,229)		10,198,210
Total Investments (Cost $125,811,421) (c)	99.9%	130,930,724

Other Assets, Less Liabilities	0.1	70,579
Net Assets	100.0%	$131,001,303

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At July 31, 2011, cost is $127,141,262 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$5,348,879
Gross unrealized depreciation	(1,559,417)
Net unrealized appreciation	$3,789,462
The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$92,938,615	$—	$—	$92,938,615
Fixed Income Funds	27,793,899	—	—	27,793,899
Total Affiliated Investment Companies	120,732,514	—	—	120,732,514
Unaffiliated Investment Companies
Equity Funds	8,547,292	—	—	8,547,292
Fixed Income Funds	1,650,918	—	—	1,650,918
Total Unaffiliated Investment Companies	10,198,210	—	—	10,198,210
Total Investments in Securities	$130,930,724	$—	$—	$130,930,724

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 90.9%†
Equity Funds 77.4%
MainStay 130/30 Core Fund Class I	260,652	$2,116,493
MainStay 130/30 Growth Fund Class I (a)(b)	19,944	177,503
MainStay 130/30 International Fund Class I	106,574	776,927
MainStay Common Stock Fund Class I	455,973	5,362,241
MainStay Epoch Global Choice Fund Class I	50,606	789,959
MainStay Epoch International Small Cap Fund Class I	151,542	3,045,988
MainStay Epoch U.S. All Cap Fund Class I	410,561	10,071,054
MainStay Growth Equity Fund Class I (a)(b)	69,439	807,573
MainStay ICAP Equity Fund Class I	127,927	4,679,560
MainStay ICAP International Fund Class I	191,404	5,843,563
MainStay ICAP Select Equity Fund Class I	99,698	3,509,379
MainStay International Equity Fund Class I	97,921	1,190,719
MainStay Large Cap Growth Fund Class I (a)	941,389	7,286,352
MainStay MAP Fund Class I	401,663	13,166,521
MainStay U.S. Small Cap Fund Class I	142,364	2,451,507
Total Equity Funds (Cost $58,721,861)		61,275,339
Fixed Income Funds 13.5%
MainStay Cash Reserves Fund Class I	1,416,128	1,416,128
MainStay Convertible Fund Class I	26,383	434,004
MainStay Flexible Bond Opportunities Fund Class I	447,305	4,016,797
MainStay Floating Rate Fund Class I	128,977	1,220,125
MainStay Global High Income Fund Class I	88,999	1,087,562
MainStay High Yield Corporate Bond Fund Class I	165,932	988,956
MainStay High Yield Opportunities Fund Class I	23,212	274,833
MainStay Indexed Bond Fund Class I	41,937	482,695
MainStay Intermediate Term Bond Fund Class I	72,672	786,309
Total Fixed Income Funds (Cost $10,658,987)		10,707,409
Total Affiliated Investment Companies (Cost $69,380,848)		71,982,748
Unaffiliated Investment Companies 9.1%
Equity Funds 8.9%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	183,117	3,210,036
SPDR S&P Emerging Markets ETF	119	8,677
Vanguard Emerging Markets ETF	79,998	3,868,703
Total Equity Funds (Cost $7,079,429)		7,087,416
Fixed Income Funds 0.2%
iShares Barclays TIPS Bond Fund	559	63,821
SPDR Barclays Capital International Treasury Bond ETF	1,020	63,913
Total Fixed Income Funds (Cost $119,706)		127,734
Total Unaffiliated Investment Companies (Cost $7,199,135)		7,215,150
Total Investments (Cost $76,579,983) (c)	100.0%	79,197,898

Other Assets, Less Liabilities	0.0 ‡	25,009
Net Assets	100.0%	$79,222,907

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class..
(c)	At July 31, 2011, cost is $77,242,649 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$2,794,129
Gross unrealized depreciation	(838,880)
Net unrealized appreciation	$1,955,249
The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$61,275,339	$—	$—	$61,275,339
Fixed Income Funds	10,707,409	—	—	10,707,409
Total Affiliated Investment Companies	71,982,748	—	—	71,982,748
Unaffiliated Investment Companies
Equity Funds	7,087,416	—	—	7,087,416
Fixed Income Funds	127,734	—	—	127,734
Total Unaffiliated Investment Companies	7,215,150	—	—	7,215,150
Total Investments in Securities	$79,197,898	$—	$—	$79,197,898

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

	Shares	Value
Affiliated Investment Companies 90.2%†
Equity Funds 81.5%
MainStay 130/30 Core Fund Class I	158,303	$1,285,423
MainStay 130/30 Growth Fund Class I (a)	11,686	104,009
MainStay 130/30 International Fund Class I	75,993	553,987
MainStay Common Stock Fund Class I	274,398	3,226,916
MainStay Epoch Global Choice Fund Class I	30,171	470,967
MainStay Epoch International Small Cap Fund Class I	97,550	1,960,765
MainStay Epoch U.S. All Cap Fund Class I	240,212	5,892,399
MainStay Growth Equity Fund Class I (a)(b)	45,963	534,550
MainStay ICAP Equity Fund Class I	51,808	1,895,132
MainStay ICAP International Fund Class I	124,815	3,810,588
MainStay ICAP Select Equity Fund Class I	61,187	2,153,782
MainStay International Equity Fund Class I	74,324	903,776
MainStay Large Cap Growth Fund Class I (a)	598,518	4,632,530
MainStay MAP Fund Class I	251,740	8,252,042
MainStay U.S. Small Cap Fund Class I	171,776	2,957,981
Total Equity Funds (Cost $37,938,972)		38,634,847
Fixed Income Funds 8.7%
MainStay Cash Reserves Fund Class I	616,324	616,324
MainStay Convertible Fund Class I	9,286	152,747
MainStay Flexible Bond Opportunities Fund Class I	204,330	1,834,885
MainStay Floating Rate Fund Class I	44,614	422,049
MainStay Global High Income Fund Class I	32,532	397,547
MainStay High Yield Corporate Bond Fund Class I	11,912	70,993
MainStay High Yield Opportunities Fund Class I	1,992	23,585
MainStay Indexed Bond Fund Class I	15,798	181,840
MainStay Intermediate Term Bond Fund Class I	36,283	392,577
Total Fixed Income Funds (Cost $4,080,632)		4,092,547
Total Affiliated Investment Companies (Cost $42,019,604)		42,727,394
Unaffiliated Investment Companies 9.7%
Equity Funds 9.6%
Columbia Funds Series Trust-Columbia SmallCap Index Fund	118,500	2,077,297
SPDR S&P Emerging Markets ETF	2,176	158,674
Vanguard Emerging Markets ETF	47,841	2,313,591
Total Equity Funds (Cost $4,562,995)		4,549,562
Fixed Income Funds 0.1%
iShares Barclays TIPS Bond Fund	153	17,468
SPDR Barclays Capital International Treasury Bond ETF	340	21,305
Total Fixed Income Funds (Cost $36,306)		38,773
Total Unaffiliated Investment Companies (Cost $4,599,301)		4,588,335
Total Investments (Cost $46,618,905) (c)	99.9%	47,315,729

Other Assets, Less Liabilities	0.1	70,342
Net Assets	100.0%	$47,386,071

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	At July 31, 2011, cost is $47,029,899 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$905,812
Gross unrealized depreciation	(619,982)
Net unrealized appreciation	$285,830
The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Securities

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$38,634,847	$—	$—	$38,634,847
Fixed Income Funds	4,092,547	—	—	4,092,547
Total Affiliated Investment Companies	42,727,394	—	—	42,727,394
Unaffiliated Investment Companies
Equity Funds	4,549,562	—	—	4,549,562
Fixed Income Funds	38,773	—	—	38,773
Total Unaffiliated Investment Companies	4,588,335	—	—	4,588,335
Total Investments in Securities	$47,315,729	$—	$—	$47,315,729

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund
Portfolio of Investments ††† July 31, 2011 (Unaudited)

		Shares	Value
	Common Stocks 98.6%†
	Aerospace & Defense 2.7%
	Boeing Co. (The)	84,245	$5,936,745
	General Dynamics Corp.	42,451	2,892,611
	Goodrich Corp.	14,245	1,355,269
	Honeywell International, Inc.	89,806	4,768,698
	ITT Corp.	21,008	1,120,567
	L-3 Communications Holdings, Inc.	12,091	956,640
	Lockheed Martin Corp.	32,497	2,460,998
	Northrop Grumman Corp.	33,464	2,024,907
	Precision Castparts Corp.	16,418	2,649,537
	Raytheon Co.	40,644	1,818,006
	Rockwell Collins, Inc.	17,579	968,427
	Textron, Inc.	31,513	728,896
	United Technologies Corp.	104,441	8,651,892
			36,333,193
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	18,597	1,344,749
	Expeditors International of Washington, Inc.	24,127	1,151,340
	FedEx Corp.	36,020	3,129,418
	United Parcel Service, Inc. Class B	112,538	7,789,880
			13,415,387
	Airlines 0.1%
	Southwest Airlines Co.	90,089	897,286

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	27,617	446,567
	Johnson Controls, Inc.	77,418	2,860,595
			3,307,162
	Automobiles 0.5%
	Ford Motor Co. (a)	433,413	5,291,973
	Harley-Davidson, Inc.	26,961	1,169,838
			6,461,811
	Beverages 2.4%
	Brown-Forman Corp. Class B	11,805	868,376
	Coca-Cola Co. (The)	261,328	17,772,917
	Coca-Cola Enterprises, Inc.	37,089	1,042,572
	Constellation Brands, Inc. Class A (a)	20,153	410,920
	Dr. Pepper Snapple Group, Inc.	25,260	953,817
	Molson Coors Brewing Co. Class B	18,133	816,892
	PepsiCo., Inc.	180,369	11,550,831
			33,416,325
	Biotechnology 1.2%
	Amgen, Inc. (a)	106,092	5,803,233
	Biogen Idec, Inc. (a)	27,509	2,802,342
	Celgene Corp. (a)	52,811	3,131,692
	Cephalon, Inc. (a)	8,778	701,713
	Gilead Sciences, Inc. (a)	89,811	3,804,394
			16,243,374
	Building Products 0.0%‡
	Masco Corp.	40,763	430,050

	Capital Markets 2.2%
	Ameriprise Financial, Inc.	27,647	1,495,703
	Bank of New York Mellon Corp. (The)	141,694	3,557,936
	BlackRock, Inc.	10,968	1,957,349
	Charles Schwab Corp. (The)	114,292	1,706,380
	E*TRADE Financial Corp. (a)	28,663	455,168
	Federated Investors, Inc. Class B	10,422	222,718
	Franklin Resources, Inc.	16,457	2,089,381
	Goldman Sachs Group, Inc. (The)	59,079	7,973,893
	Invesco, Ltd.	52,727	1,169,485
	Janus Capital Group, Inc.	20,875	176,185
	Legg Mason, Inc.	16,977	499,463
	Morgan Stanley	169,560	3,772,710
	Northern Trust Corp.	27,527	1,236,100
	State Street Corp.	57,516	2,385,188
	T. Rowe Price Group, Inc.	29,640	1,683,552
			30,381,211
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	24,149	2,142,741
	Airgas, Inc.	7,972	547,676
	CF Industries Holdings, Inc.	8,157	1,266,945
	Dow Chemical Co. (The)	134,146	4,677,671
	E.I. du Pont de Nemours & Co.	105,975	5,449,235
	Eastman Chemical Co.	8,107	783,055
	Ecolab, Inc.	26,529	1,326,450
	FMC Corp.	8,249	722,365
	International Flavors & Fragrances, Inc.	9,083	555,607
	Monsanto Co.	61,161	4,494,110
	PPG Industries, Inc.	18,047	1,519,557
	Praxair, Inc.	34,698	3,596,101
	Sherwin-Williams Co. (The)	10,083	778,105
	Sigma-Aldrich Corp.	13,899	932,623
			28,792,241
	Commercial Banks 2.6%
	BB&T Corp.	79,474	2,040,892
	Comerica, Inc.	22,913	733,903
	Fifth Third Bancorp	104,472	1,321,571
	First Horizon National Corp.	29,695	266,958
	Huntington Bancshares, Inc.	98,283	594,121
	KeyCorp	108,369	871,287
	M&T Bank Corp.	14,320	1,234,957
	PNC Financial Services Group, Inc.	60,055	3,260,386
	Regions Financial Corp.	142,786	869,567
	SunTrust Banks, Inc.	61,034	1,494,723
	U.S. Bancorp	219,851	5,729,317
	Wells Fargo & Co.	603,543	16,862,991
	Zions Bancorp.	20,976	459,374
			35,740,047
	Commercial Services & Supplies 0.4%
	Avery Dennison Corp.	12,057	380,398
	Cintas Corp.	14,425	469,534
	Iron Mountain, Inc.	22,917	724,865
	Pitney Bowes, Inc.	23,516	506,770
	R.R. Donnelley & Sons Co.	21,403	402,590
	Republic Services, Inc.	34,833	1,011,202
	Stericycle, Inc. (a)	9,796	804,447
	Waste Management, Inc.	54,289	1,709,561
			6,009,367
	Communications Equipment 1.9%
	Cisco Systems, Inc.	627,630	10,023,251
	F5 Networks, Inc. (a)	9,203	860,297
	Harris Corp.	14,515	578,713
	JDS Uniphase Corp. (a)	25,901	340,598
	Juniper Networks, Inc. (a)	60,926	1,425,059
	Motorola Mobility Holdings, Inc. (a)	33,661	753,333
	Motorola Solutions, Inc. (a)	38,744	1,739,218
	QUALCOMM, Inc.	190,511	10,436,193
	Tellabs, Inc.	41,456	171,628
			26,328,290
	Computers & Peripherals 4.6%
¤	Apple, Inc. (a)	105,524	41,205,012
	Dell, Inc. (a)	187,351	3,042,580
	EMC Corp. (a)	234,790	6,123,323
	Hewlett-Packard Co.	236,683	8,321,774
	Lexmark International, Inc. Class A (a)	8,924	299,579
	NetApp, Inc. (a)	41,906	1,991,373
	SanDisk Corp. (a)	27,201	1,156,859
	Western Digital Corp. (a)	26,520	913,879
			63,054,379
	Construction & Engineering 0.2%
	Fluor Corp.	19,887	1,263,421
	Jacobs Engineering Group, Inc. (a)	14,470	566,356
	Quanta Services, Inc. (a)	24,657	456,648
			2,286,425
	Construction Materials 0.0%‡
	Vulcan Materials Co.	14,584	500,085

	Consumer Finance 0.8%
	American Express Co.	119,345	5,972,024
	Capital One Financial Corp.	52,390	2,504,242
	Discover Financial Services	62,246	1,594,120
	SLM Corp.	60,184	938,268
			11,008,654
	Containers & Packaging 0.1%
	Ball Corp.	19,299	748,801
	Bemis Co., Inc.	12,020	379,832
	Owens-Illinois, Inc. (a)	18,601	430,985
	Sealed Air Corp.	18,148	390,727
			1,950,345
	Distributors 0.1%
	Genuine Parts Co.	17,919	952,574

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	13,896	706,334
	DeVry, Inc.	6,986	434,110
	H&R Block, Inc.	35,092	524,976
			1,665,420
	Diversified Financial Services 3.6%
	Bank of America Corp.	1,156,279	11,227,469
	Citigroup, Inc.	333,277	12,777,840
	CME Group, Inc.	7,642	2,209,990
	IntercontinentalExchange, Inc. (a)	8,416	1,037,693
¤	JPMorgan Chase & Co.	453,440	18,341,648
	Leucadia National Corp.	22,406	754,410
	Moody's Corp.	22,615	805,320
	NASDAQ OMX Group, Inc. (The) (a)	16,965	408,348
	NYSE Euronext	29,874	999,584
			48,562,302
	Diversified Telecommunication Services 2.6%
¤	AT&T, Inc.	675,763	19,772,825
	CenturyLink, Inc.	70,158	2,603,563
	Frontier Communications Corp.	112,781	844,730
	Verizon Communications, Inc.	322,828	11,392,600
	Windstream Corp.	58,193	710,537
			35,324,255
	Electric Utilities 1.8%
	American Electric Power Co., Inc.	54,978	2,026,489
	Duke Energy Corp.	151,919	2,825,693
	Edison International	37,043	1,410,227
	Entergy Corp.	20,308	1,356,574
	Exelon Corp.	75,585	3,331,031
	FirstEnergy Corp.	47,723	2,130,832
	NextEra Energy, Inc.	48,150	2,660,288
	Northeast Utilities	20,032	681,088
	Pepco Holdings, Inc.	25,452	475,443
	Pinnacle West Capital Corp.	12,347	522,896
	PPL Corp.	65,880	1,838,052
	Progress Energy, Inc.	33,609	1,570,885
	Southern Co.	96,894	3,831,189
			24,660,687
	Electrical Equipment 0.5%
	Emerson Electric Co.	85,774	4,210,646
	Rockwell Automation, Inc.	16,467	1,181,672
	Roper Industries, Inc.	10,943	893,277
			6,285,595
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	20,101	982,738
	Corning, Inc.	179,143	2,850,165
	FLIR Systems, Inc.	18,222	500,376
	Jabil Circuit, Inc.	22,250	407,398
	Molex, Inc.	15,654	367,556
			5,108,233
	Energy Equipment & Services 2.5%
	Baker Hughes, Inc.	49,597	3,837,816
	Cameron International Corp. (a)	27,960	1,564,082
	Diamond Offshore Drilling, Inc.	7,902	535,993
	FMC Technologies, Inc. (a)	27,287	1,244,287
	Halliburton Co.	104,413	5,714,524
	Helmerich & Payne, Inc.	12,206	842,824
	Nabors Industries, Ltd. (a)	32,791	866,010
	National-Oilwell Varco, Inc.	48,278	3,889,758
	Noble Corp.	28,775	1,060,934
	Rowan Cos., Inc. (a)	14,544	569,689
	Schlumberger, Ltd.	154,862	13,994,879
			34,120,796
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	49,850	3,900,763
	CVS Caremark Corp.	154,727	5,624,326
	Kroger Co. (The)	69,227	1,721,675
	Safeway, Inc.	40,420	815,271
	SUPERVALU, Inc.	24,115	207,389
	Sysco Corp.	66,581	2,036,713
	Wal-Mart Stores, Inc.	218,011	11,491,360
	Walgreen Co.	104,464	4,078,275
	Whole Foods Market, Inc.	17,043	1,136,768
			31,012,540
	Food Products 1.8%
	Archer-Daniels-Midland Co.	77,828	2,364,414
	Campbell Soup Co.	20,788	687,043
	ConAgra Foods, Inc.	46,576	1,192,811
	Dean Foods Co. (a)	20,700	228,114
	General Mills, Inc.	72,849	2,720,910
	H.J. Heinz Co.	36,723	1,933,099
	Hershey Co. (The)	17,554	990,748
	Hormel Foods Corp.	15,759	456,538
	J.M. Smucker Co. (The)	13,240	1,031,661
	Kellogg Co.	28,692	1,600,440
	Kraft Foods, Inc. Class A	200,592	6,896,353
	McCormick & Co., Inc.	15,146	736,853
	Mead Johnson Nutrition Co.	23,251	1,659,424
	Sara Lee Corp.	66,661	1,273,892
	Tyson Foods, Inc. Class A	33,905	595,372
			24,367,672
	Gas Utilities 0.1%
	Nicor, Inc.	5,173	282,963
	ONEOK, Inc.	12,224	889,785
			1,172,748
	Health Care Equipment & Supplies 1.9%
	Baxter International, Inc.	65,086	3,786,053
	Becton, Dickinson & Co.	24,962	2,087,073
	Boston Scientific Corp. (a)	174,385	1,248,597
	C.R. Bard, Inc.	9,784	965,485
	CareFusion Corp. (a)	25,283	667,218
	Covidien PLC	56,568	2,873,089
	DENTSPLY International, Inc.	16,239	615,296
	Edwards Lifesciences Corp. (a)	13,089	933,900
	Intuitive Surgical, Inc. (a)	4,483	1,795,666
	Medtronic, Inc.	122,027	4,399,073
	St. Jude Medical, Inc.	37,525	1,744,912
	Stryker Corp.	38,077	2,069,104
	Varian Medical Systems, Inc. (a)	13,373	839,289
	Zimmer Holdings, Inc. (a)	21,881	1,313,298
			25,338,053
	Health Care Providers & Services 2.1%
	Aetna, Inc.	43,305	1,796,725
	AmerisourceBergen Corp.	31,262	1,197,647
	Cardinal Health, Inc.	39,938	1,747,687
	CIGNA Corp.	30,954	1,540,581
	Coventry Health Care, Inc. (a)	16,866	539,712
	DaVita, Inc. (a)	10,898	910,419
	Express Scripts, Inc. (a)	60,416	3,278,172
	Humana, Inc.	19,242	1,435,068
	Laboratory Corp. of America Holdings (a)	11,434	1,037,750
	McKesson Corp.	28,770	2,333,822
	Medco Health Solutions, Inc. (a)	45,621	2,868,649
	Patterson Cos., Inc.	10,999	339,209
	Quest Diagnostics, Inc.	17,955	969,750
	Tenet Healthcare Corp. (a)	55,163	306,706
	UnitedHealth Group, Inc.	123,632	6,135,856
	WellPoint, Inc.	41,897	2,830,142
			29,267,895
	Health Care Technology 0.1%
	Cerner Corp. (a)	16,508	1,097,617

	Hotels, Restaurants & Leisure 1.8%
	Carnival Corp.	49,440	1,646,352
	Chipotle Mexican Grill, Inc. Class A (a)	3,534	1,147,066
	Darden Restaurants, Inc.	15,568	790,854
	International Game Technology	33,890	630,015
	Marriott International, Inc. Class A	32,566	1,058,395
	McDonald's Corp.	118,399	10,239,146
	Starbucks Corp.	85,537	3,429,178
	Starwood Hotels & Resorts Worldwide, Inc.	22,262	1,223,520
	Wyndham Worldwide Corp.	19,397	670,942
	Wynn Resorts, Ltd.	8,684	1,334,557
	Yum! Brands, Inc.	53,096	2,804,531
			24,974,556
	Household Durables 0.3%
	D.R. Horton, Inc.	31,843	378,295
	Fortune Brands, Inc.	17,592	1,059,214
	Harman International Industries, Inc.	7,901	328,682
	Leggett & Platt, Inc.	16,306	353,840
	Lennar Corp. Class A	18,082	319,871
	Newell Rubbermaid, Inc.	32,998	512,129
	Pulte Group, Inc. (a)	38,297	263,100
	Whirlpool Corp.	8,641	598,216
			3,813,347
	Household Products 2.1%
	Clorox Co. (The)	15,220	1,089,600
	Colgate-Palmolive Co.	55,788	4,707,391
	Kimberly-Clark Corp.	44,846	2,931,135
¤	Procter & Gamble Co. (The)	318,516	19,585,549
			28,313,675
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	74,958	922,733
	Constellation Energy Group, Inc.	22,978	892,236
	NRG Energy, Inc. (a)	27,511	674,569
			2,489,538
	Industrial Conglomerates 2.5%
	3M Co.	81,085	7,065,747
	Danaher Corp.	62,136	3,051,499
¤	General Electric Co.	1,210,195	21,674,592
	Tyco International, Ltd.	53,511	2,370,002
			34,161,840
	Insurance 3.6%
	ACE, Ltd.	38,548	2,581,945
	Aflac, Inc.	53,370	2,458,222
	Allstate Corp. (The)	59,675	1,654,191
	American International Group, Inc. (a)	49,614	1,423,922
	AON Corp.	37,718	1,814,990
	Assurant, Inc.	11,016	392,390
	Berkshire Hathaway, Inc. Class B (a)	197,555	14,652,654
	Chubb Corp. (The)	33,383	2,085,770
	Cincinnati Financial Corp.	18,497	505,523
	Genworth Financial, Inc. Class A (a)	55,630	462,842
	Hartford Financial Services Group, Inc. (The)	50,811	1,189,994
	Lincoln National Corp.	36,013	954,344
	Loews Corp.	35,455	1,413,591
	Marsh & McLennan Cos., Inc.	62,504	1,843,243
	MetLife, Inc.	120,620	4,970,750
	Principal Financial Group, Inc.	36,666	1,013,082
	Progressive Corp. (The)	74,594	1,468,010
	Prudential Financial, Inc.	55,686	3,267,654
	Torchmark Corp.	13,018	525,797
	Travelers Cos., Inc. (The)	47,813	2,635,931
	Unum Group	35,323	861,528
	XL Group PLC	35,474	727,926
			48,904,299
	Internet & Catalog Retail 1.0%
	Amazon.com, Inc. (a)	40,751	9,067,913
	Expedia, Inc.	22,771	721,613
	Netflix, Inc. (a)	4,972	1,322,502
	Priceline.com, Inc. (a)	5,665	3,045,787
			14,157,815
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	21,305	516,007
	eBay, Inc. (a)	130,146	4,262,282
	Google, Inc. Class A (a)	28,682	17,315,037
	Monster Worldwide, Inc. (a)	14,756	173,235
	VeriSign, Inc.	19,224	599,981
	Yahoo!, Inc. (a)	148,444	1,944,616
			24,811,158
	IT Services 3.6%
	Accenture PLC Class A	73,972	4,374,704
	Automatic Data Processing, Inc.	57,022	2,936,063
	Cognizant Technology Solutions Corp. Class A (a)	34,718	2,425,747
	Computer Sciences Corp.	17,552	619,235
	Fidelity National Information Services, Inc.	30,716	922,094
	Fiserv, Inc. (a)	16,388	989,180
¤	International Business Machines Corp.	138,211	25,133,670
	MasterCard, Inc. Class A	10,744	3,258,118
	Paychex, Inc.	36,576	1,032,540
	SAIC, Inc. (a)	31,851	510,572
	Teradata Corp. (a)	19,262	1,058,640
	Total System Services, Inc.	18,466	343,652
	Visa, Inc. Class A	54,658	4,675,445
	Western Union Co. (The)	72,171	1,400,839
			49,680,499
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	15,615	617,730
	Mattel, Inc.	39,664	1,057,442
			1,675,172
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc. (a)	39,716	1,674,426
	Life Technologies Corp. (a)	20,399	918,567
	PerkinElmer, Inc.	12,867	314,727
	Thermo Fisher Scientific, Inc. (a)	43,734	2,627,976
	Waters Corp. (a)	10,463	919,593
			6,455,289
	Machinery 2.1%
	Caterpillar, Inc.	73,539	7,264,918
	Cummins, Inc.	22,393	2,348,578
	Deere & Co.	47,893	3,760,080
	Dover Corp.	21,228	1,283,657
	Eaton Corp.	38,935	1,866,933
	Flowserve Corp.	6,357	631,759
	Illinois Tool Works, Inc.	57,061	2,841,638
	Ingersoll-Rand PLC	37,801	1,414,513
	Joy Global, Inc.	11,986	1,125,725
	PACCAR, Inc.	41,704	1,785,348
	Pall Corp.	13,275	658,175
	Parker Hannifin Corp.	18,506	1,462,344
	Snap-On, Inc.	6,605	375,560
	Stanley Black & Decker, Inc.	19,183	1,261,666
			28,080,894
	Media 3.2%
	Cablevision Systems Corp. Class A	26,264	639,791
	CBS Corp. Class B	76,315	2,088,741
	Comcast Corp. Class A	315,652	7,581,961
	DIRECTV Class A (a)	87,641	4,441,646
	Discovery Communications, Inc. Class A (a)	31,787	1,265,123
	Gannett Co., Inc.	27,124	346,102
	Interpublic Group of Cos., Inc. (The)	55,574	545,181
	McGraw-Hill Cos., Inc. (The)	34,770	1,446,432
	News Corp. Class A	260,762	4,177,407
	Omnicom Group, Inc.	32,079	1,505,147
	Scripps Networks Interactive Class A	10,359	480,036
	Time Warner Cable, Inc.	38,399	2,815,031
	Time Warner, Inc.	122,231	4,297,642
	Viacom, Inc. Class B	66,768	3,232,906
	Walt Disney Co. (The)	215,660	8,328,789
	Washington Post Co. Class B	589	236,955
			43,428,890
	Metals & Mining 1.1%
	AK Steel Holding Corp.	12,506	151,948
	Alcoa, Inc.	121,045	1,782,993
	Allegheny Technologies, Inc.	12,044	700,840
	Cliffs Natural Resources, Inc.	16,506	1,482,569
	Freeport-McMoRan Copper & Gold, Inc.	108,099	5,724,923
	Newmont Mining Corp.	56,335	3,132,789
	Nucor Corp.	36,066	1,402,607
	Titanium Metals Corp.	10,244	182,241
	United States Steel Corp.	16,326	652,877
			15,213,787
	Multi-Utilities 1.3%
	Ameren Corp.	27,518	793,069
	CenterPoint Energy, Inc.	48,544	950,492
	CMS Energy Corp.	28,715	549,605
	Consolidated Edison, Inc.	33,386	1,756,104
	Dominion Resources, Inc.	65,705	3,183,407
	DTE Energy Co.	19,324	963,108
	Integrys Energy Group, Inc.	8,773	440,492
	NiSource, Inc.	31,602	636,148
	PG&E Corp.	45,410	1,881,336
	Public Service Enterprise Group, Inc.	57,532	1,884,173
	SCANA Corp.	13,043	511,155
	Sempra Energy	27,270	1,382,316
	TECO Energy, Inc.	24,398	452,095
	Wisconsin Energy Corp.	26,584	814,800
	Xcel Energy, Inc.	55,057	1,321,368
			17,519,668
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	8,596	299,399
	Family Dollar Stores, Inc.	13,960	741,416
	J.C. Penney Co., Inc.	24,329	748,360
	Kohl's Corp.	32,075	1,754,823
	Macy's, Inc.	48,699	1,405,940
	Nordstrom, Inc.	19,197	962,921
	Sears Holdings Corp. (a)	4,916	342,498
	Target Corp.	78,639	4,049,122
			10,304,479
	Office Electronics 0.1%
	Xerox Corp.	159,890	1,491,774

	Oil, Gas & Consumable Fuels 10.3%
	Alpha Natural Resources, Inc. (a)	25,782	1,101,149
	Anadarko Petroleum Corp.	56,772	4,687,096
	Apache Corp.	43,755	5,413,369
	Cabot Oil & Gas Corp.	11,835	876,737
	Chesapeake Energy Corp.	75,047	2,577,865
¤	Chevron Corp.	229,393	23,861,460
	ConocoPhillips	161,296	11,611,699
	CONSOL Energy, Inc.	25,862	1,386,203
	Denbury Resources, Inc. (a)	45,392	876,973
	Devon Energy Corp.	48,269	3,798,770
	El Paso Corp.	87,747	1,803,201
	EOG Resources, Inc.	30,631	3,124,362
	EQT Corp.	16,952	1,076,113
¤	ExxonMobil Corp.	562,119	44,851,475
	Hess Corp.	34,504	2,365,594
	Marathon Oil Corp.	81,257	2,516,529
	Marathon Petroleum Corp. (a)	40,628	1,779,100
	Murphy Oil Corp.	22,072	1,417,464
	Newfield Exploration Co. (a)	15,090	1,017,368
	Noble Energy, Inc.	20,137	2,007,256
	Occidental Petroleum Corp.	92,758	9,106,981
	Peabody Energy Corp.	30,894	1,775,478
	Pioneer Natural Resources Co.	13,323	1,238,906
	QEP Resources, Inc.	20,170	884,051
	Range Resources Corp.	18,331	1,194,448
	Southwestern Energy Co. (a)	39,699	1,768,987
	Spectra Energy Corp.	74,172	2,004,127
	Sunoco, Inc.	13,712	557,393
	Tesoro Corp. (a)	16,223	394,057
	Valero Energy Corp.	65,072	1,634,609
	Williams Cos., Inc.	67,114	2,127,514
			140,836,334
	Paper & Forest Products 0.1%
	International Paper Co.	49,673	1,475,288
	MeadWestvaco Corp.	19,431	605,081
			2,080,369
	Personal Products 0.2%
	Avon Products, Inc.	49,089	1,287,604
	Estee Lauder Cos., Inc. (The) Class A	12,983	1,362,047
			2,649,651
	Pharmaceuticals 5.6%
	Abbott Laboratories	177,360	9,102,115
	Allergan, Inc.	34,779	2,827,881
	Bristol-Myers Squibb Co.	194,671	5,579,271
	Eli Lilly & Co.	116,250	4,452,375
	Forest Laboratories, Inc. (a)	32,654	1,210,157
	Hospira, Inc. (a)	19,025	972,558
¤	Johnson & Johnson	312,794	20,265,923
	Merck & Co., Inc.	352,212	12,020,996
	Mylan, Inc. (a)	50,123	1,141,802
	Pfizer, Inc.	901,603	17,346,842
	Watson Pharmaceuticals, Inc. (a)	14,433	968,887
			75,888,807
	Professional Services 0.1%
	Dun & Bradstreet Corp.	5,698	413,390
	Equifax, Inc.	14,223	488,702
	Robert Half International, Inc.	16,788	459,656
			1,361,748
	Real Estate Investment Trusts 1.7%
	Apartment Investment & Management Co. Class A	13,637	372,290
	AvalonBay Communities, Inc.	9,964	1,337,069
	Boston Properties, Inc.	16,619	1,784,216
	Equity Residential	33,533	2,073,010
	HCP, Inc.	46,332	1,701,774
	Health Care REIT, Inc.	20,058	1,058,661
	Host Hotels & Resorts, Inc.	78,300	1,241,055
	Kimco Realty Corp.	46,136	877,968
	Plum Creek Timber Co., Inc.	18,373	702,216
	ProLogis, Inc.	51,834	1,846,846
	Public Storage	15,966	1,910,013
	Simon Property Group, Inc.	33,469	4,033,349
	Ventas, Inc.	32,832	1,777,196
	Vornado Realty Trust	18,711	1,750,414
	Weyerhaeuser Co.	61,458	1,228,546
			23,694,623
	Real Estate Management & Development 0.1%
	CB Richard Ellis Group, Inc. Class A (a)	33,307	726,093

	Road & Rail 0.9%
	CSX Corp.	125,837	3,091,815
	Norfolk Southern Corp.	40,306	3,051,164
	Ryder System, Inc.	5,964	335,892
	Union Pacific Corp.	55,974	5,736,216
			12,215,087
	Semiconductors & Semiconductor Equipment 2.3%
	Advanced Micro Devices, Inc. (a)	65,903	483,728
	Altera Corp.	36,769	1,503,117
	Analog Devices, Inc.	34,191	1,176,170
	Applied Materials, Inc.	150,426	1,853,248
	Broadcom Corp. Class A (a)	54,446	2,018,313
	First Solar, Inc. (a)	6,194	732,317
	Intel Corp.	605,015	13,509,985
	KLA-Tencor Corp.	19,082	759,845
	Linear Technology Corp.	25,987	761,419
	LSI Corp. (a)	69,875	514,280
	MEMC Electronic Materials, Inc. (a)	25,842	191,748
	Microchip Technology, Inc.	21,736	733,590
	Micron Technology, Inc. (a)	98,280	724,324
	National Semiconductor Corp.	27,517	680,220
	Novellus Systems, Inc. (a)	10,191	316,329
	NVIDIA Corp. (a)	68,499	947,341
	Teradyne, Inc. (a)	21,161	285,462
	Texas Instruments, Inc.	132,502	3,941,934
	Xilinx, Inc.	30,311	972,983
			32,106,353
	Software 3.6%
	Adobe Systems, Inc. (a)	57,564	1,595,674
	Autodesk, Inc. (a)	26,354	906,578
	BMC Software, Inc. (a)	20,306	877,625
	CA, Inc.	43,314	965,902
	Citrix Systems, Inc. (a)	21,452	1,545,402
	Compuware Corp. (a)	25,411	245,470
	Electronic Arts, Inc. (a)	37,936	844,076
	Intuit, Inc. (a)	31,221	1,458,021
¤	Microsoft Corp.	846,796	23,202,211
	Oracle Corp.	444,643	13,597,183
	Red Hat, Inc. (a)	22,026	926,854
	Salesforce.com, Inc. (a)	13,751	1,989,907
	Symantec Corp. (a)	86,215	1,643,258
			49,798,161
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	10,045	734,490
	AutoNation, Inc. (a)	7,146	268,761
	AutoZone, Inc. (a)	2,885	823,523
	Bed Bath & Beyond, Inc. (a)	28,428	1,662,754
	Best Buy Co., Inc.	36,816	1,016,122
	Carmax, Inc. (a)	25,772	823,931
	GameStop Corp. Class A (a)	16,038	378,176
	Gap, Inc. (The)	44,595	860,238
	Home Depot, Inc. (The)	181,750	6,348,527
	Limited Brands, Inc.	28,780	1,089,611
	Lowe's Cos., Inc.	148,628	3,207,392
	O'Reilly Automotive, Inc. (a)	15,770	938,315
	Ross Stores, Inc.	13,346	1,011,226
	Staples, Inc.	81,378	1,306,931
	Tiffany & Co.	14,573	1,159,865
	TJX Cos., Inc.	44,059	2,436,463
	Urban Outfitters, Inc. (a)	14,213	462,491
			24,528,816
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	33,503	2,162,954
	NIKE, Inc. Class B	43,283	3,901,962
	Polo Ralph Lauren Corp.	7,338	991,144
	VF Corp.	9,987	1,166,481
			8,222,541
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	59,874	493,960
	People's United Financial, Inc.	43,070	546,128
			1,040,088
	Tobacco 1.7%
	Altria Group, Inc.	238,878	6,282,491
	Lorillard, Inc.	16,398	1,741,796
	Philip Morris International, Inc.	202,935	14,442,884
	Reynolds American, Inc.	38,454	1,353,581
			23,820,752
	Trading Companies & Distributors 0.2%
	Fastenal Co.	33,518	1,127,880
	W.W. Grainger, Inc.	6,640	985,177
			2,113,057
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	45,260	2,377,508
	MetroPCS Communications, Inc. (a)	30,294	493,186
	Sprint Nextel Corp. (a)	341,384	1,444,054
			4,314,748
	Total Common Stocks (Cost $924,474,973)		1,346,365,927	(b)

	Principal Amount	Value
Short-Term Investments 1.6%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $25,834 (Collateralized by a Federal Home Loan Bank security with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $30,000 and a Market Value of $30,000)	$25,834	25,834

Total Repurchase Agreement (Cost $25,834)		25,834

U.S. Government 1.6%
United States Treasury Bills
0.074%, due 10/6/11 (e)	16,700,000	16,697,662
0.094%, due 10/27/11 (c)(e)	5,500,000	5,498,735

Total U.S. Government (Cost $22,199,688)		22,196,397

Total Short-Term Investments (Cost $22,225,522)		22,222,231

Total Investments (Cost $946,700,495) (f)	100.2%	1,368,588,158

Other Assets, Less Liabilities	(0.2)	(2,313,573)
Net Assets	100.0%	$1,366,274,585

	Contracts Long	Unrealized Appreciation (Depreciation) (d)
Futures Contracts 0.0%‡
Standard & Poor's 500 Index Mini September 2011	338	$141,905

Total Futures Contracts (Settlement Value $21,773,960) (b)		$141,905

¤	Among the Fund's 10 largest holdings, as of July 31, 2011, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.
(c)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2011.
(e)	Interest rate presented is yield to maturity.
(f)	At July 31, 2011, cost is $995,109,433 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$510,305,756
Gross unrealized depreciation	(136,827,031)
Net unrealized appreciation	$373,478,725

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,346,365,927	$—	$—	$1,346,365,927
Short-Term Investments
Repurchase Agreement	—	25,834	—	25,834
U.S. Government	—	22,196,397	—	22,196,397
Total Short-Term Investments	—	22,222,231	—	22,222,231
Total Investments in Securities	$1,346,365,927	$22,222,231	$—	$1,368,588,158
Other Financial Instruments
Futures Contracts Long (b)	141,905	—	—	141,905
Total Investments in Securities and Other Financial Instruments	$1,346,507,832	$22,222,231	$—	$1,368,730,063
(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund
Portfolio of Investments  July 31, 2011 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.7%†
	Corporate Bonds 26.0%
	Agriculture 1.5%
	Philip Morris International, Inc. 6.875%, due 3/17/14	$1,070,000	$1,231,449

	Auto Manufacturers 1.5%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,117,000	1,241,142

	Banks 9.3%
	Capital One Financial Corp. 2.125%, due 7/15/14	515,000	517,423
	JPMorgan Chase & Co. 3.70%, due 1/20/15	1,235,000	1,290,940
¤	Morgan Stanley 4.00%, due 7/24/15	1,800,000	1,856,867
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,314,197
	U.S. Bancorp 3.15%, due 3/4/15	1,250,000	1,313,321
	Wells Fargo & Co. 3.75%, due 10/1/14	1,225,000	1,298,838
			7,591,586
	Diversified Financial Services 1.6%
	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,297,840

	Electric 1.4%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,085,000	1,110,869

	Finance - Investment Banker/Broker 1.4%
	Citicorp 7.25%, due 10/15/11	1,155,000	1,170,058

	Health Care - Products 1.6%
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,339,221

	Insurance 3.5%
¤	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,329,814
¤	MetLife, Inc. 2.375%, due 2/6/14	1,455,000	1,492,386
			2,822,200
	Pharmaceuticals 3.5%
¤	Abbott Laboratories 2.70%, due 5/27/15	1,665,000	1,753,633
	Novartis Capital Corp. 1.90%, due 4/24/13	1,100,000	1,126,721
			2,880,354
	Telecommunications 0.7%
	BellSouth Corp. 5.20%, due 9/15/14	540,000	597,819

	Total Corporate Bonds (Cost $20,590,116)		21,282,538

	Mortgage-Backed Securities 4.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	870,000	913,257
	Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6 4.75%, due 2/13/46 (a)	200,000	214,497
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	533,499
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	890,000	940,716
	RBSCF Trust Series 2010-MB1, Class A1 2.367%, due 2/15/15 (b)	908,455	921,523
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41 (a)	310,000	331,350

	Total Mortgage-Backed Securities (Cost $3,780,341)		3,854,842

	Municipal Bond 1.2%
	Michigan 1.2%
	Michigan Finance Authority Series E 4.75%, due 8/22/11	1,000,000	1,002,030

	Total Municipal Bond (Cost $1,000,540)		1,002,030

	U.S. Government & Federal Agencies 54.5%
¤	Federal Home Loan Bank 6.3%
	2.25%, due 4/13/12	5,075,000	5,142,518

	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.3%
	4.50%, due 11/1/18	235,311	252,408

¤	United States Treasury Notes 47.9%
	0.625%, due 12/31/12	465,000	467,053
	0.625%, due 1/31/13	13,385,000	13,445,647
	1.25%, due 3/15/14	490,000	500,182
	1.375%, due 9/15/12	755,000	764,083
	1.50%, due 7/15/12	12,580,000	12,725,450
	1.875%, due 6/15/12	8,395,000	8,512,396
	2.25%, due 5/31/14	2,710,000	2,841,901
			39,256,712
	Total U.S. Government & Federal Agencies (Cost $44,106,549)		44,651,638

	Yankee Bonds 11.3% (c)
	Electric 1.4%
	Enel Finance International S.A. 3.875%, due 10/7/14 (b)	1,120,000	1,134,168

	Holding Company - Diversified 1.6%
	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (b)	1,195,000	1,286,789

	Mining 3.2%
	Anglo American Capital PLC
	2.15%, due 9/27/13 (b)	400,000	405,698
	9.375%, due 4/8/14 (b)	750,000	899,302
¤	Rio Tinto Finance USA, Ltd. 8.95%, due 5/1/14	1,115,000	1,344,870
			2,649,870
	Oil & Gas 4.1%
¤	Shell International Finance B.V. 1.875%, due 3/25/13	2,000,000	2,046,172

	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,307,923
			3,354,095
	Telecommunications 1.0%
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	785,000	816,778

	Total Yankee Bonds (Cost $8,973,120)		9,241,700

	Total Long-Term Bonds (Cost $78,450,666)		80,032,748

Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.01%, dated 7/29/11 due 8/1/11 Proceeds at Maturity $1,502,666 (Collateralized by a Federal Home Loan Bank with a rate of 0.30% and a maturity date of 12/27/11, with a Principal Amount of $1,535,000 and a Market Value of $1,535,000)	1,502,664	1,502,664
Total Short-Term Investment (Cost $1,502,664)		1,502,664
Total Investments (Cost $79,953,330) (d)	99.5%	81,535,412

Other Assets, Less Liabilities	0.5	385,857
Net Assets	100.0%	$81,921,269

¤	Among the Fund's 10 largest issuers held, as of July 31, 2011, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown is the rate in effect at July 31, 2011.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	At July 31, 2011, cost is $79,953,330 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,590,710
Gross unrealized depreciation	(8,628)
Net unrealized appreciation	$1,582,082

The following is a summary of the fair valuations according to the inputs used as of July 31, 2011, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$21,282,538	$—	$21,282,538
Mortgage-Backed Securities	—	3,854,842	—	3,854,842
Municipal Bond	—	1,002,030	—	1,002,030
U.S. Government & Federal Agencies	—	44,651,638	—	44,651,638
Yankee Bonds	—	9,241,700	—	9,241,700
Total Long-Term Bonds	—	80,032,748	—	80,032,748
Short-Term Investment
Repurchase Agreement	—	1,502,664	—	1,502,664
Total Investments in Securities	$—	$81,535,412	$—	$81,535,412

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

At July 31, 2011, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2011 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with generally accepted accounting principles  ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances.  The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period  ended July 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of July 31, 2011, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Portfolio securities held by the Cash Reserves Fund are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. These securities are generally categorized as level 2 in the hierarchy. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy.The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadivsor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2011, the 130/30 International, Epoch International Small Cap, Floating Rate and Intermediate Term Bond Funds held securities with a value of $12, $1,435, $3,532,670 and $4,037,685, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. At July 31, 2011, foreign equity securities held by all the Funds were not fair valued.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 29, 2011